UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02354

Name of Fund: BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Liquidity Funds, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2009

Date of reporting period: 04/30/2009

Item 1	–	Report to Stockholders

EQUITIES    FIXED INCOME    REAL ESTATE    LIQUIDITY    ALTERNATIVES    BLACKROCK SOLUTIONS

BlackRock Liquidity Funds
SEMI-ANNUAL REPORT | APRIL 30, 2009 (UNAUDITED)

Federal Trust Fund

FedFund

TempCash

TempFund

T-Fund

Treasury Trust Fund

MuniCash

MuniFund

California Money Fund

New York Money Fund

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2	SEMI-ANNUAL REPORT	APRIL 30, 2009

Dear Shareholder

The past 12 months reveal a tale of two markets — one of investor pessimism and decided weakness, and another of optimism and some early signs of recovery.

The majority of the past year was characterized by the former as the global financial crisis erupted into the worst recession in decades. Economic data were uniformly poor and daily headlines recounted the downfalls of storied financial firms, volatile swings in global financial markets, and monumental government actions that included widespread (and globally coordinated) monetary and quantitative easing by central banks and large-scale fiscal stimuli. Sentiment improved noticeably in March 2009, however, on the back of new program announcements by the Treasury and Federal Reserve Board, as well as signs of improved economic performance, such as in retail sales, consumer confidence and select areas of the housing market.

Against this backdrop, US equities contended with unprecedented levels of volatility, posting steep declines early, and then pared some of those losses in March and April. The experience in international markets was similar to that in the United States, though there was a marked divergence in regional performance. Notably, emerging economies, which lagged most developed regions through the downturn, were among the market leaders during the late-period rally.

In fixed income markets, while risk aversion remained a dominant theme overall, relatively attractive yields and distressed valuations, alongside a more favorable macro environment, eventually captured investor attention, leading to a modest recovery in non-Treasury assets. A notable example from the opposite end of the credit spectrum was the high yield sector, which generally outperformed in the first four months of 2009 after extraordinary challenges and severe underperformance last year. At the same time, the new year ushered in a return to normalcy for the tax-exempt market, which had registered one of its worst years on record in 2008.

All told, the major benchmark indexes posted mixed results for the current reporting period, reflective of a bifurcated market.

Total Returns as of April 30, 2009	6-month	12-month
US equities (S&P 500 Index)	(8.53)%	(35.31)%
Small cap US equities (Russell 2000 Index)	(8.40)	(30.74)
International equities (MSCI Europe, Australasia, Far East Index)	(2.64)	(42.76)
US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	8.98	9.30
Taxable Fixed income (Barclays Capital US Aggregate Bond Index)	7.74	3.84
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	8.20	3.11
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	16.39	(12.55)

Past performance is no guarantee of future results. Index performance shown is for illustrative purposes only. You cannot invest directly in an index.

On June 16, 2009, BlackRock, Inc. announced that it received written notice from Barclays PLC (“Barclays”) in which Barclays’ Board of Directors had accepted BlackRock’s offer to acquire Barclays Global Investors (“BGI”). Barclays also notified BlackRock that its Board will recommend the transaction to Barclays’ shareholders for approval at a special meeting to be held in early August 2009. The combination of BlackRock and BGI will bring together market leaders in active and index strategies to create the preeminent asset management firm. The transaction is expected to close in the fourth quarter 2009 following approval by Barclays’ shareholders, the receipt of client consents and regulatory approvals, and satisfaction of customary closing conditions.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. We thank you for entrusting BlackRock with your investments and look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Information as of April 30, 2009

Federal Trust Fund

Portfolio Composition	Percent of Net Assets
U.S. Government Sponsored Agency Obligations	67%
U.S. Treasury Obligations	33

Total	100%

Seven-Day Yields (Annualized)
Institutional	0.28%
Dollar	0.03
Administration	0.18

FedFund

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	54%
U.S. Government Sponsored Agency Obligations	43
U.S. Treasury Obligations	4
Liabilities in Excess of Other Assets	(1)

Total	100%

Seven-Day Yields (Annualized)
Institutional	0.24%
Dollar	0.00
Cash Reserve	0.00
Cash Management	0.00
Administration	0.14
Select	0.00
Private Client	0.00
Premier	0.00

TempCash

Portfolio Composition	Percent of Net Assets
Certificates of Deposit	36%
Commercial Paper	26
U.S. Government Sponsored Agency Obligations	17
Corporate Notes	8
Repurchase Agreements	3
Master Notes	3
Time Deposits	3
Municipal Bonds	3
U.S. Treasury Obligations	2
Liabilities in Excess of Other Assets	(1)

Total	100%

Seven-Day Yields (Annualized)
Institutional	0.73%
Dollar	0.48
Administration	0.63

4	SEMI-ANNUAL REPORT	APRIL 30, 2009

Fund Information (continued) as of April 30, 2009

TempFund

Portfolio Composition	Percent of Net Assets
Certificates of Deposit	41%
U.S. Government Sponsored Agency Obligations	21
Commercial Paper	17
U.S. Treasury Obligations	6
Repurchase Agreements	5
Corporate Notes	5
Master Notes	4
Municipal Bonds	1
Time Deposits	1
Liabilities in Excess of Other Assets	(1)

Total	100%

Seven-Day Yields (Annualized)
Institutional	0.64%
Dollar	0.39
Cash Management	0.14
Cash Reserve	0.24
Administration	0.54
Select	0.00
Private Client	0.14
Premier	0.14

T-Fund

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	58%
U.S. Treasury Obligations	42

Total	100%

Seven-Day Yields (Annualized)
Institutional	0.01%
Dollar	0.01
Cash Management	0.01
Administration	0.01
Select	0.01
Private Client	0.01
Premier	0.01

Treasury Trust Fund

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	100%

Total	100%

Seven-Day Yields (Annualized)
Institutional	0.04%
Dollar	0.04
Cash Management	0.04
Administration	0.04

MuniCash

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	77%
Municipal Bonds	19
Other Assets in Excess of Liabilities	4

Total	100%

Seven-Day Yields (Annualized)
Institutional	0.78%
Dollar	0.53

SEMI-ANNUAL REPORT	APRIL 30, 2009	5

Fund Information (concluded) as of April 30, 2009

MuniFund

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	78%
Municipal Bonds	14
Commercial Paper	4
Other Assets in Excess of Liabilities	4

Total	100%

Seven-Day Yields (Annualized)
Institutional	0.75%
Dollar	0.50
Cash Management	0.25
Administration	0.65
Select	0.00
Private Client	0.27
Premier	0.27

California Money Fund

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	74%
Municipal Bonds	18
Commercial Paper	8

Total	100%

Seven-Day Yields (Annualized)
Institutional	0.55%
Dollar	0.30
Cash Management	0.05
Administration	0.45
Select	0.00
Private Client	0.07
Premier	0.07

New York Money Fund

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	81%
Municipal Bonds	19

Total	100%

Seven-Day Yields (Annualized)
Institutional	0.52%
Dollar	0.27
Cash Management	0.02
Administration	0.42
Select	0.00
Private Client	0.04
Premier	0.04

6	SEMI-ANNUAL REPORT	APRIL 30, 2009

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions including sales charges and redemption fees; and (b) operating expenses, including advisory fees, service and distribution fees including 12b-1 fees, and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on November 1, 2008 and held through April 30, 2009) are intended to assist shareholders both in calculating ongoing expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables below provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in each Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Federal Trust Fund

	Actual			Hypothetical[2]
	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$1,003.90	$1.14	$1,000.00	$1,023.64	$1.15
Dollar	$1,000.00	$1,002.60	$2.38	$1,000.00	$1,022.38	$2.41
Administration	$1,000.00	$1,000.00	$0.06	$1,000.00	$1,000.90	$0.06

1	For each class of the Fund, except for Administration, expenses are equal to the annualized expense ratio for the class (0.23% for Institutional and 0.48% for Dollar), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). For Administration, expenses are equal to the annualized expense ratio of 0.33%, multiplied by the average account value over the period, multiplied by 7/365 (to reflect the period the class was open).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

FedFund

	Actual			Hypothetical[2]
	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$1,003.40	$1.14	$1,000.00	$1,023.64	$1.15
Dollar	$1,000.00	$1,002.20	$2.33	$1,000.00	$1,022.43	$2.36
Cash Management	$1,000.00	$1,001.20	$3.27	$1,000.00	$1,021.48	$3.31
Cash Reserve	$1,000.00	$1,001.60	$2.98	$1,000.00	$1,021.78	$3.01
Administration	$1,000.00	$1,002.90	$1.64	$1,000.00	$1,023.13	$1.66
Select	$1,000.00	$1,000.70	$3.77	$1,000.00	$1,020.97	$3.82
Private Client	$1,000.00	$1,001.30	$3.28	$1,000.00	$1,021.48	$3.31
Premier	$1,000.00	$1,001.30	$3.23	$1,000.00	$1,021.53	$3.26

1	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.23% for Institutional, 0.47% for Dollar, 0.66% for Cash Management, 0.60% for Cash Reserve, 0.33% for Administration, 0.76% for Select, 0.66% for Private Client and 0.65% for Premier), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

SEMI-ANNUAL REPORT	APRIL 30, 2009	7

Disclosure of Expenses (continued)

TempCash

	Actual			Hypothetical[2]
	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$1,007.00	$1.09	$1,000.00	$1,023.69	$1.10
Dollar	$1,000.00	$1,005.80	$2.34	$1,000.00	$1,022.43	$2.36
Administration	$1,000.00	$1,006.50	$1.59	$1,000.00	$1,023.18	$1.61

1	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.22% for Institutional, 0.47% for Dollar and 0.32% for Administration), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

TempFund

	Actual			Hypothetical[2]
	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$1,006.90	$1.04	$1,000.00	$1,023.74	$1.05
Dollar	$1,000.00	$1,005.70	$2.29	$1,000.00	$1,022.48	$2.31
Cash Management	$1,000.00	$1,004.40	$3.53	$1,000.00	$1,021.23	$3.56
Cash Reserve	$1,000.00	$1,004.90	$3.03	$1,000.00	$1,021.73	$3.06
Administration	$1,000.00	$1,006.40	$1.54	$1,000.00	$1,023.23	$1.56
Select	$1,000.00	$1,003.10	$4.82	$1,000.00	$1,019.92	$4.87
Private Client	$1,000.00	$1,004.30	$3.53	$1,000.00	$1,021.23	$3.56
Premier	$1,000.00	$1,004.30	$3.53	$1,000.00	$1,021.23	$3.56

1	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.21% for Institutional, 0.46% for Dollar, 0.71% for Cash Management, 0.61% for Cash Reserve, 0.31% for Administration, 0.97% for Select, 0.71% for Private Client and 0.71% for Premier), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

T-Fund

	Actual			Hypothetical[2]
	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$1,001.00	$1.24	$1,000.00	$1,023.53	$1.26
Dollar	$1,000.00	$1,000.30	$2.13	$1,000.00	$1,022.63	$2.16
Cash Management	$1,000.00	$1,000.10	$2.13	$1,000.00	$1,022.63	$2.16
Administration	$1,000.00	$1,000.60	$1.64	$1,000.00	$1,023.13	$1.66
Select	$1,000.00	$1,000.40	$1.84	$1,000.00	$1,022.93	$1.86
Private Client	$1,000.00	$1,000.40	$1.93	$1,000.00	$1,022.83	$1.96
Premier	$1,000.00	$1,000.40	$1.88	$1,000.00	$1,022.88	$1.91

1	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.25% for Institutional, 0.43% for Dollar, 0.43% for Cash Management, 0.33% for Administration, 0.37% for Select, 0.39% for Private Client and 0.38% for Premier), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

8	SEMI-ANNUAL REPORT	APRIL 30, 2009

Disclosure of Expenses (continued)

Treasury Trust Fund

	Actual			Hypothetical[2]
	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$1,000.90	$1.19	$1,000.00	$1,023.59	$1.20
Dollar	$1,000.00	$1,000.40	$2.03	$1,000.00	$1,022.73	$2.06
Cash Management	$1,000.00	$1,000.20	$2.08	$1,000.00	$1,022.68	$2.11
Administration	$1,000.00	$1,000.60	$1.54	$1,000.00	$1,023.23	$1.56

1	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.24% for Institutional, 0.41% for Dollar, 0.42% for Cash Management and 0.31% for Administration), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

MuniCash

	Actual			Hypothetical[2]
	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$1,005.20	$1.24	$1,000.00	$1,023.53	$1.26
Dollar	$1,000.00	$1,003.90	$2.48	$1,000.00	$1,022.28	$2.51

1	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.25% for Institutional and 0.50% for Dollar), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

MuniFund

	Actual			Hypothetical[2]
	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$1,004.60	$1.19	$1,000.00	$1,023.59	$1.20
Dollar	$1,000.00	$1,003.30	$2.43	$1,000.00	$1,022.33	$2.46
Cash Management	$1,000.00	$1,002.10	$3.67	$1,000.00	$1,021.07	$3.72
Administration	$1,000.00	$1,004.10	$1.69	$1,000.00	$1,023.08	$1.71
Select	$1,000.00	$1,000.90	$4.86	$1,000.00	$1,019.87	$4.92
Private Client	$1,000.00	$1,002.00	$3.57	$1,000.00	$1,021.18	$3.61
Premier	$1,000.00	$1,002.00	$3.57	$1,000.00	$1,021.18	$3.61

1	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.24% for Institutional, 0.49% for Dollar, 0.74% for Cash Management, 0.34% for Administration, 0.98% for Select, 0.72% for Private Client and 0.72% for Premier), multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

SEMI-ANNUAL REPORT	APRIL 30, 2009	9

Disclosure of Expenses (concluded)

California Money Fund

	Actual			Hypothetical[2]
	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$1,003.10	$1.24	$1,000.00	$1,023.53	$1.26
Dollar	$1,000.00	$1,001.80	$2.43	$1,000.00	$1,022.33	$2.46
Cash Management	$1,000.00	$1,000.80	$3.42	$1,000.00	$1,021.33	$3.46
Administration	$1,000.00	$1,002.60	$1.74	$1,000.00	$1,023.03	$1.76
Select	$1,000.00	$1,000.40	$3.87	$1,000.00	$1,020.87	$3.92
Private Client	$1,000.00	$1,000.80	$3.47	$1,000.00	$1,021.28	$3.51
Premier	$1,000.00	$1,000.80	$3.47	$1,000.00	$1,021.28	$3.51

1	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.25% for Institutional, 0.49% for Dollar, 0.69% for Cash Management, 0.35% for Administration, 0.78% for Select, 0.70% for Private Client and 0.70% for Premier), multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

New York Money Fund

	Actual			Hypothetical[2]
	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$1,003.50	$1.24	$1,000.00	$1,023.53	$1.26
Dollar	$1,000.00	$1,002.20	$2.48	$1,000.00	$1,022.28	$2.51
Cash Management	$1,000.00	$1,001.00	$3.67	$1,000.00	$1,021.07	$3.72
Administration	$1,000.00	$1,003.00	$1.74	$1,000.00	$1,023.03	$1.76
Select	$1,000.00	$1,000.50	$4.22	$1,000.00	$1,020.52	$4.27
Private Client	$1,000.00	$1,001.10	$3.57	$1,000.00	$1,021.18	$3.61
Premier	$1,000.00	$1,001.10	$3.57	$1,000.00	$1,021.18	$3.61

1	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.25% for Institutional, 0.50% for Dollar, 0.74% for Cash Management, 0.35% for Administration, 0.85% for Select, 0.72% for Private Client and 0.72% for Premier), multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

10	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments April 30, 2009 (Unaudited)	Federal Trust Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Discount Notes(a)
0.10%, 5/01/09	$25,158	$25,158,000
0.22%, 5/04/09	15,000	14,999,725
1.40%, 5/11/09	15,000	14,994,167
0.35%, 5/22/09	10,000	9,997,958
0.54%, 8/03/09	5,000	4,992,950
Federal Farm Credit Bank Variable Rate Notes(b)
0.48%, 3/05/10	15,000	15,000,000
0.49%, 7/06/10	75,000	75,000,000
0.78%, 4/27/11	5,000	5,000,000
Federal Home Loan Bank Bonds
5.13%, 6/04/09	10,000	10,043,560
2.63%, 6/10/09	5,000	5,011,772
5.25%, 6/12/09	3,735	3,755,867
5.25%, 8/05/09	10,000	10,123,616
Federal Home Loan Bank Discount Notes(a)
1.90%, 5/04/09	15,000	14,997,625
0.40%, 5/07/09	1,000	999,933
0.41%, 7/08/09	20,000	19,984,511
0.50%, 7/15/09	10,000	9,989,583
0.58%, 8/17/09	10,000	9,982,600
0.60%, 8/27/09	15,000	14,970,746
0.77%, 12/01/09	1,300	1,294,050
Federal Home Loan Bank Variable Rate Notes(b)
0.98%, 5/01/09	6,900	6,900,000
0.37%, 8/10/09	25,000	25,000,000
0.98%, 1/11/10	22,000	22,011,696
1.00%, 7/09/10	50,000	49,988,065

Total U.S. Government Sponsored Agency Obligations — 67.2%		370,196,424

U.S. Treasury Obligations
U.S. Treasury Bills(a)
0.22%, 5/07/09	20,000	19,999,280
0.08%, 5/14/09	20,000	19,999,408
0.21%, 5/14/09	5,000	4,999,620
0.21%, 5/21/09	15,000	14,998,250
0.18%, 6/18/09	6,000	5,998,564
0.22%, 6/18/09	25,000	24,992,833
0.23%, 6/25/09	20,000	19,993,064
0.11%, 7/02/09	10,000	9,998,192
0.18%, 7/09/09	15,000	14,994,839
0.16%, 7/16/09	20,000	19,993,266
0.14%, 7/23/09	15,000	14,995,331
0.14%, 7/30/09	4,000	3,998,650
0.38%, 9/24/09	5,000	4,992,386

Total U.S. Treasury Obligations — 32.7%		179,953,683

Total Investments (Cost $550,150,107*) — 99.9%		550,150,107
Other Assets in Excess of Liabilities — 0.1%		450,569

Net Assets — 100.0%		$550,600,676

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Funds Abbreviations

To simplify the listings of fund holdings in the Schedules of Investments, we have abbreviated certain descriptions according to the list on the right.	AMT	Alternative Minimum Tax (subject to)	P-FLOAT	Putable Floating Option Tax-Exempt
	BAN	Bond Anticipation Notes		Receipt
	CDC	CDC Funding Group	PCRB	Pollution Control Revenue Bonds
	COP	Certificates of Participation	PUTTERS	Putable Tax-Exempt Receipts
	FSA	Financial Security Assurance	RAN	Revenue Anticipation Notes
	GO	General Obligation Bonds	RB	Revenue Bonds
	HFA	Housing Finance Agency	ROC	Reset Option Certificates
	IDA	Industrial Development Authority	SBPA	Stand-by Bond Purchase Agreement
	IDRB	Industrial Development Revenue Bond	SPEARS	Short Puttable Exempt Adjustable
	ISD	Independent School District		Receipts
	LOC	Letter of Credit	TAN	Tax Anticipation Notes
	MB	Municipal Bonds	TECP	Tax-Exempt Commercial Paper
	MERLOTS	Municipal Exempt Receipts-Liquidity	TRAN	Tax and Revenue Anticipation Notes
		Optional Tender Series	VRDN	Variable Rate Demand Notes

SEMI-ANNUAL REPORT	APRIL 30, 2009	11

Schedule of Investments (concluded)	Federal Trust Fund

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund’s investments:

Investments in Securities
Valuation Inputs	Assets
Level 1	—
Level 2	$550,150,107
Level 3	—

Total	$550,150,107

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments April 30, 2009 (Unaudited)	FedFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes(a)
1.10%, 5/06/09	$150,000	$149,977,083
1.20%, 5/11/09	250,000	249,916,667
1.20%, 5/13/09	150,000	149,940,000
0.45%, 5/18/09	85,000	84,981,938
0.45%, 5/20/09	200,000	199,952,500
1.30%, 6/22/09	125,000	124,765,278
0.58%, 7/27/09	200,000	199,719,667
0.58%, 8/05/09	48,800	48,724,523
Federal Farm Credit Bank Discount Notes(a)
0.10%, 5/01/09	4,842	4,842,000
Federal Farm Credit Bank Variable Rate Notes(b)
0.31%, 11/16/09	150,000	150,000,000
0.49%, 7/06/10	65,000	65,000,000
0.78%, 4/27/11	95,500	95,500,000
Federal Home Loan Bank Bonds
1.10%, 3/16/10	78,750	78,672,915
0.90%, 4/07/10	210,000	209,881,304
0.82%, 4/28/10	116,000	115,976,991
Federal Home Loan Bank Discount Notes(a)
1.18%, 6/01/09	180,000	179,817,100
0.30%, 6/02/09	68,800	68,781,653
1.21%, 6/08/09	63,750	63,668,577
0.30%, 6/15/09	517,000	516,806,125
0.33%, 6/15/09	23,000	22,990,513
0.34%, 8/03/09	324,142	323,854,234
0.59%, 8/06/09	75,000	74,880,771
0.59%, 9/04/09	7,325	7,309,874
0.58%, 9/08/09	208,000	207,564,356
0.59%, 9/09/09	60,000	59,871,183
0.58%, 9/11/09	78,000	77,832,864
0.80%, 11/18/09	29,000	28,870,467
Federal Home Loan Bank Variable Rate Notes(b)
0.96%, 7/14/09	100,000	100,003,822
0.39%, 8/13/09	100,000	100,000,000
0.98%, 1/11/10	100,000	100,053,167
0.71%, 2/05/10	300,000	300,000,000
0.73%, 2/05/10	250,000	250,000,000
0.83%, 2/26/10	292,500	292,500,000
1.00%, 7/09/10	350,000	349,916,455
1.11%, 10/18/10	400,000	399,826,788
0.67%, 11/08/10	230,000	229,965,155
Freddie Mac Discount Notes(a)
0.47%, 6/18/09	150,000	149,906,000
0.48%, 6/22/09	150,000	149,896,000
0.58%, 9/08/09	51,000	50,893,183
0.59%, 9/08/09	24,000	23,948,867
0.70%, 9/21/09	120,000	119,666,333
Freddie Mac Variable Rate Notes(b)
0.37%, 9/28/09	84,595	84,586,383
1.04%, 7/14/10	290,000	289,878,226
1.23%, 8/24/10	72,485	72,489,101
1.24%, 9/03/10	66,730	66,712,049
1.19%, 9/24/10	110,000	110,004,260
1.19%, 12/30/10	218,000	218,214,473
1.27%, 4/01/11	276,100	276,615,405

Total U.S. Government Sponsored Agency Obligations — 42.9%		7,295,174,250

U.S. Treasury Obligations
U.S. Treasury Bills(a)
0.22%, 6/18/09	135,000	134,960,490
0.42%, 10/01/09	300,000	299,464,500
0.71%, 12/17/09	310,000	308,603,706

Total U.S. Treasury Obligations — 4.4%		743,028,696

Repurchase Agreements
Banc of America Securities LLC,
0.15%, 5/01/09	325,000	325,000,000
(Purchased on 4/30/09 to be repurchased at $325,001,354, collateralized by U.S. Treasury Inflation Indexed Securities 0.88% due 4/15/10)
Banc of America Securities LLC,
0.17%, 5/01/09	205,000	205,000,000
(Purchased on 4/30/09 to be repurchased at $205,000,968, collateralized by Federal Home Loan Mortgage Corp. Bonds 6.00% due 3/01/39)
Barclays Capital, Inc.,
0.16%, 5/01/09	284,837	284,837,000
(Purchased on 4/30/09 to be repurchased at $284,838,266, collateralized by U.S. Treasury Notes 3.88% to 4.75% due from 7/15/10 to 8/15/17)
Barclays Capital, Inc.,
0.23%, 5/13/09	550,000	550,000,000
(Purchased on 4/09/09 to be repurchased at $550,119,472, collateralized by Federal National Mortgage Assoc. Bonds 0.00% to 6.00% due from 10/01/33 to 3/01/39)
Citigroup Global Markets, Inc.,
0.14%, 5/01/09	460,000	460,000,000
(Purchased on 4/30/09 to be repurchased at $460,001,789, collateralized by U.S. Treasury Bonds 5.00% due 5/15/37)
Credit Suisse Securities (USA) LLC,
0.17%, 5/07/09	600,000	600,000,000
(Purchased on 4/30/09 to be repurchased at $600,019,833, collateralized by Federal National Mortgage Assoc. Variable Rate Notes 0.00% to 5.19% due from 8/1/30 to 5/1/38)
Deutsche Bank Securities Inc.,
0.17%, 5/01/09	260,000	260,000,000

(Purchased on 4/30/09 to be repurchased at $260,001,228, collateralized by Federal National Mortgage Assoc. Bonds and Variable Rate Notes, Government National Mortgage Assoc. Bonds, Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes and Bonds 0.00% to 9.00% due from 5/01/13 to 3/01/48)

SEMI-ANNUAL REPORT	APRIL 30, 2009	13

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Deutsche Bank Securities Inc.,
0.17%, 5/01/09	$354,000	$354,000,000

(Purchased on 4/30/09 to be repurchased at $354,001,672, collateralized by Federal National Mortgage Assoc. Bonds and Variable Rate Notes, Government National Mortgage Assoc. Bonds, Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes and Bonds 0.00% to 9.00% due from 5/01/13 to 3/01/48)

Deutsche Bank Securities Inc.,
0.24%, 5/11/09	525,000	525,000,000

(Purchased on 4/09/09 to be repurchased at $525,112,000, collateralized by Federal National Mortgage Assoc. Bonds and Variable Rate Notes, Government National Mortgage Assoc. Bonds, Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes and Bonds 0.00% to 9.00% due from 5/01/13 to 3/01/48)

Deutsche Bank Securities Inc.,
0.36%, 7/06/09	420,000	420,000,000

(Purchased on 4/02/09 to be repurchased at $420,399,000, collateralized by Federal National Mortgage Assoc. Bonds and Variable Rate Notes, Government National Mortgage Assoc. Bonds, Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes and Bonds 0.00% to 9.00% due from 5/01/13 to 3/01/48)

Goldman Sachs & Co.,
0.17%, 5/01/09	110,000	110,000,000

(Purchased on 4/30/09 to be repurchased at $110,000,519, collateralized by Federal National Mortgage Assoc. Variable Rate Notes and Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 0.00% to 2.29% due from 12/25/32 to 8/25/37)

HSBC Securities (USA) Inc.,
0.14%, 5/01/09	300,000	300,000,000
(Purchased on 4/30/09 to be repurchased at $300,001,167, collateralized by U.S. Treasury Bonds 4.75% to 8.13% due from 8/15/21 to 2/15/37)
JPMorgan Securities Inc.,
0.14%, 5/01/09	172,000	172,000,000
(Purchased on 4/30/09 to be repurchased at $172,000,669, collateralized by U.S. Treasury Notes 1.88% to 2.75% due from 7/31/10 to 02/28/14)
Mizuho Securities USA Inc.,
0.15%, 5/01/09	442,000	442,000,000
(Purchased on 4/30/09 to be repurchased at $442,001,842, collateralized by U.S. Treasury Bills, U.S. Treasury Strips and U.S. Treasury Strip Principals 0.00% to 8.12% due from 5/21/09 to 5/15/25)
Morgan Stanley & Co.,
0.14%, 5/01/09	25,000	25,000,000

(Purchased on 4/30/09 to be repurchased at $25,000,097, collateralized by Federal Home Loan Mortgage Corp. Variable Rate Notes and Federal National Mortgage Assoc. Bonds 0.00% to 6.50% due from 5/01/34 to 7/01/37)

RBS Securities Inc.,
0.18%, 5/01/09	635,000	635,000,000
(Purchased on 4/30/09 to be repurchased at $635,003,175, collateralized by Federal Home Loan Mortgage Corp. Bonds 3.50% to 8.50% due from 5/01/09 to 2/01/29)
RBS Securities Inc.,
0.36%, 7/07/09	950,000	950,000,000
(Purchased on 4/07/09 to be repurchased at $950,864,500, collateralized by Federal Home Loan Mortgage Corp. Bonds 5.50% to 9.50% due from 08/01/16 to 06/01/33)
RBS Securities Inc.,
0.28%, 7/15/09	600,000	600,000,000
(Purchased on 4/15/09 to be repurchased at $600,424,667, collateralized by Federal Home Loan Mortgage Corp. Bonds 4.00% to 6.50% due from 12/01/27 to 12/01/34)
UBS Securities LLC,
0.16%, 5/01/09	225,000	225,000,000
(Purchased on 4/30/09 to be repurchased at $225,001,000, collateralized by Government National Mortgage Assoc. Bonds 4.50% to 6.50% due from 2/01/21 to 1/15/32)
UBS Securities LLC,
0.25%, 5/12/09	275,000	275,000,000
(Purchased on 4/09/09 to be repurchased at $275,063,021, collateralized by Federal National Mortgage Assoc. Bonds 5.50% to 6.50% due from 01/01/33 to 11/01/38)
UBS Securities LLC,
0.18%, 6/01/09	600,000	600,000,000
(Purchased on 4/30/09 to be repurchased at $600,096,000, collateralized by Government National Mortgage Assoc. Bonds 0.00% to 6.50% due from 1/15/29 to 8/01/30)
UBS Securities LLC,
0.36%, 7/02/09	300,000	300,000,000
(Purchased on 4/07/09 to be repurchased at $300,258,000, collateralized by Federal National Mortgage Assoc. Bonds 4.00% to 8.13% due from 4/01/24 to 2/15/37)
UBS Securities LLC,
0.25%, 7/13/09	230,000	230,000,000
(Purchased on 4/17/09 to be repurchased at $230,138,958, collateralized by Federal National Mortgage Assoc. Bonds 5.50% to 6.00% due from 4/01/37 to 12/01/37)
UBS Securities LLC,
0.25%, 7/22/09	170,000	170,000,000
(Purchased on 4/24/09 to be repurchased at $170,105,069, collateralized by Government National Mortgage Assoc. Bonds 5.00% to 7.00% due from 7/15/33 to 12/15/38)

14	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (concluded)	FedFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
UBS Securities LLC,
0.26%, 7/23/09	$180,000	$180,000,000
(Purchased on 4/22/09 to be repurchased at $180,119,600, collateralized by Government National Mortgage Assoc. Bonds 6.00% to 7.00% due from 12/15/28 to 7/15/33)

Total Repurchase Agreements — 54.2%		9,197,837,000

Total Investments (Cost $17,236,039,946*) — 101.5%		17,236,039,946
Liabilities in Excess of Other Assets — (1.5)%		(258,123,472)

Net Assets — 100.0%		$16,977,916,474

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•	Investments in companies considered to be an affiliate of the Fund were as follows:

Affiliate	Net Activity	Interest Income
PNC Bank N.A.	$(36,000,000)	$26,411

•	Investments in companies considered to be an affiliate during the period November 1, 2008 to December 31, 2008 were as follows:

Affiliate	Interest Income
Merrill Lynch Government Securities, Inc.	$13,530

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”. FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund’s investments:

Investments in Securities
Valuation Inputs	Assets
Level 1	—
Level 2	$17,236,039,946
Level 3	—

Total	$17,236,039,946

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	15

Schedule of Investments April 30, 2009 (Unaudited)	TempCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Domestic — 0.8%
Bank of America, N.A.
2.45%, 5/19/09	$25,000	$25,000,000
Chase Bank USA, N.A.
0.52%, 7/15/09	50,000	50,000,000

Yankee — 35.3%(a)
Banco Bilbao Vizcaya Argentaria S.A., New York
2.77%, 5/12/09	60,000	60,000,181
0.91%, 5/18/09	75,000	75,000,353
0.97%, 7/01/09	101,000	101,001,707
0.86%, 7/15/09	25,000	25,000,260
0.80%, 7/16/09	70,500	70,500,000
1.16%, 8/03/09	64,000	64,001,662
1.01%, 8/17/09	25,000	25,000,374
1.07%, 10/29/09	70,000	70,003,501
Banco Santander, New York
2.78%, 5/12/09	55,000	55,000,000
Barclays Bank Plc, New York
0.80%, 6/01/09	50,000	50,000,000
0.85%, 6/03/09	70,000	70,000,000
0.75%, 6/15/09	125,000	125,000,000
0.70%, 6/16/09	200,000	200,000,000
BNP Paribas, New York
2.29%, 6/08/09	20,000	20,000,000
0.74%, 7/06/09	175,000	175,000,000
1.17%, 7/08/09	30,000	30,000,000
0.74%, 7/10/09	100,000	100,000,000
0.74%, 8/27/09	100,000	100,000,000
Deutsche Bank A.G., New York
0.62%, 7/16/09	100,000	100,000,000
Dexia Credit Local, New York - GTD
1.01%, 5/18/09(b)	121,000	121,000,000
Intesa San Paolo SpA, New York
2.85%, 5/12/09	60,000	60,000,000
0.86%, 7/02/09	100,000	100,000,000
Lloyds TSB Bank Plc, New York
0.81%, 6/24/09	60,000	60,000,000
1.15%, 6/30/09	100,000	100,000,000
1.52%, 7/13/09	115,000	115,000,000
0.97%, 8/03/09	60,000	60,000,000
Mizuho Corp. Bank, New York
0.92%, 7/06/09	70,000	70,000,000
Rabobank Nederland N.V., New York
0.70%, 7/13/09	50,000	50,000,000
0.85%, 8/03/09	75,000	75,000,000
Royal Bank of Scotland Plc, Connecticut
1.22%, 7/22/09	200,000	200,004,542
1.08%, 7/31/09	75,000	75,000,000
Royal Bank of Scotland Plc, New York
1.08%, 6/15/09	24,000	24,000,299
1.32%, 6/30/09	71,700	71,700,000
1.25%, 7/09/09	100,000	100,000,000
Societe Generale, New York
0.60%, 5/20/09	50,000	50,000,000
1.60%, 6/17/09	50,000	50,000,000
0.75%, 6/23/09	75,000	75,000,000
1.40%, 7/07/09	40,000	40,000,000
1.05%, 7/13/09	50,000	50,000,000
0.82%, 7/14/09	30,000	30,000,000
Sumitomo Mitsui Bank, New York
0.93%, 7/17/09	25,550	25,550,000
Svenska Handelsbanken, New York
0.90%, 5/06/09	100,000	100,000,000
Toronto Dominion Bank, New York
2.50%, 6/09/09	30,050	30,050,000
2.42%, 6/11/09	47,200	47,200,000
UBS A.G., Stamford
1.25%, 7/06/09	50,000	50,000,000
1.23%, 7/17/09	100,000	100,000,000
1.16%, 7/31/09	100,000	100,000,000

Total Certificates of Deposit — 36.1%		3,620,012,879

Commercial Paper(c)
Atlantis One Funding Corp.
0.65%, 6/26/09	38,700	38,660,870
Barton Capital Corp.
0.48%, 7/14/09	100,000	99,901,333
CAFCO LLC
0.95%, 7/07/09	105,000	104,814,354
0.95%, 7/13/09	75,000	74,855,521
Cancara Asset Securitisation LLC
0.90%, 6/01/09	75,000	74,941,875
0.80%, 6/10/09	100,000	99,911,111
0.83%, 6/22/09	50,000	49,940,056
Charta LLC
1.00%, 7/06/09	50,000	49,908,333
0.89%, 7/22/09	75,000	74,847,958
CIESCO LLC
0.77%, 5/05/09	50,000	49,995,722
0.65%, 6/24/09	50,000	49,951,250
Clipper Receivables Co. LLC
0.85%, 5/07/09	100,000	99,985,833
CRC Funding LLC
0.95%, 7/09/09	50,000	49,908,958
Danske Corp. - GTD
0.87%, 7/15/09	100,000	99,818,750
0.76%, 7/24/09	400,000	399,290,667
DnB NOR Bank ASA
1.00%, 5/22/09	60,000	59,965,000
0.80%, 7/07/09	30,000	29,955,333
ING US Funding LLC
0.75%, 5/19/09	75,000	74,971,875
0.75%, 5/21/09	50,000	49,979,167
0.80%, 7/06/09	100,000	99,853,333
0.72%, 7/13/09	50,000	49,927,000
Ranger Funding Co. LLC
0.52%, 7/06/09	100,000	99,904,667
0.48%, 7/08/09	115,153	115,048,595
Santander Central Hispano Finance Delaware, Inc.
1.65%, 8/03/09	60,000	59,741,500
1.00%, 8/27/09	100,000	99,672,222
Societe Generale North America, Inc.
0.94%, 5/18/09	110,000	109,951,172
1.39%, 7/07/09	50,000	49,870,653
UBS Finance Delaware LLC
1.11%, 5/22/09	75,000	74,951,438
1.30%, 7/02/09	100,000	99,776,111
1.20%, 7/06/09	80,000	79,824,000
Yorktown Capital LLC
0.49%, 7/07/09	19,881	19,862,870

Total Commercial Paper — 25.8%		2,589,987,527

16	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Notes
Bank of Montreal, Chicago
0.99%, 10/05/09(d)(e)	$114,950	$114,950,000
Citibank N.A. - FDIC GTD
1.28%, 9/30/10(e)	25,000	25,000,000
HSBC (USA), Inc.
1.56%, 10/15/09(e)	23,380	23,380,000
ING Bank N.V.
1.57%, 8/24/09(d)(e)	59,600	59,600,000
ING USA Global Funding Trust IV
1.75%, 9/18/09(e)	36,950	36,950,000
Lloyds TSB Group Plc
1.54%, 8/07/09(d)(e)	86,300	86,300,000
Monumental Life Insurance Co.
1.65%, 10/09/09(e)(f)	200,000	200,000,000
Nordea Bank AB
1.45%, 10/23/09(d)(e)	77,500	77,500,000
Rabobank Nederland N.V.
0.56%, 7/07/09(b)(d)	96,800	96,800,000
Transamerica Life Insurance Co.
1.65%, 10/02/09(e)(f)	26,000	26,000,000
Wachovia Bank, N.A.
1.59%, 8/04/09(e)	67,900	67,900,000

Total Corporate Notes — 8.1%		814,380,000

Master Notes — 3.0%
Banc of America Securities LLC
0.50%, 5/01/09(b)	300,000	300,000,000

Municipal Bonds(b)
Detroit Sewer & Disposal Authority RB Series 2003B VRDN (FSA Insurance, Dexia Credit Local SBPA)
3.00%, 5/07/09	95,000	95,000,000
Long Island Power Authority Electric System RB Series 2003 VRDN (FSA Insurance, Dexia Credit Local SBPA)
2.75%, 5/07/09	60,850	60,850,000
Massachusetts Water Resources Authority RB Series 2008A VRDN (Dexia Credit Local SBPA)
1.40%, 5/07/09	123,100	123,100,000

Total Municipal Bonds — 2.8%		278,950,000

Time Deposits — 2.9%
Citibank N.A.
0.20%, 5/01/09	296,000	296,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes(c)
2.00%, 5/14/09	29,050	29,029,019
1.22%, 5/15/09	72,000	71,965,840
1.30%, 6/22/09	40,000	39,924,889
0.58%, 7/31/09	50,000	49,926,694
0.58%, 8/12/09	40,000	39,933,622
0.55%, 11/20/09	25,000	24,922,465
Fannie Mae Variable Rate Notes(e)
1.18%, 8/05/10	47,100	47,078,328
Federal Home Loan Bank Discount Notes(c)
0.58%, 8/17/09	75,000	74,869,500
Federal Home Loan Bank Variable Rate Notes(e)
0.39%, 8/13/09	76,100	76,100,000
0.37%, 8/14/09	112,915	112,911,749
0.74%, 2/05/10	49,670	49,670,000
0.83%, 2/26/10	50,600	50,600,000
1.00%, 7/09/10	91,895	91,873,065
1.11%, 10/18/10	63,000	62,972,719
Freddie Mac Discount Notes(c)
0.58%, 8/03/09	50,000	49,924,278
0.55%, 8/17/09	85,000	84,859,750
0.57%, 8/17/09	47,800	47,718,262
0.59%, 8/24/09	125,000	124,764,410
0.66%, 9/22/09	50,000	49,868,000
0.60%, 9/30/09	98,000	97,751,733
0.72%, 11/05/09	32,500	32,377,800
Freddie Mac Variable Rate Notes(e)
0.37%, 9/28/09	121,035	121,022,672
1.04%, 7/14/10	55,000	54,976,905
1.23%, 8/24/10	38,825	38,827,196
1.24%, 9/03/10	142,265	142,226,729

Total U.S. Government Sponsored Agency Obligations — 16.6%		1,666,095,625

U.S. Treasury Obligations
U.S. Treasury Bills(c)
0.33%, 5/21/09	54,100	54,090,232
0.30%, 5/28/09	50,900	50,888,548
0.39%, 8/06/09	26,000	25,972,678
0.47%, 8/20/09	75,000	74,891,429

Total U.S. Treasury Obligations — 2.1%		205,842,887

Repurchase Agreements — 3.1%
Barclays Capital, Inc.
0.16%, 5/01/09	313,616	313,616,000
(Purchased on 4/30/09 to be repurchased at $313,617,394, collateralized by U.S. Treasury Notes 2.00% due 11/30/13)

Total Investments (Cost $10,084,884,918*) — 100.5%		10,084,884,918
Liabilities in Excess of Other Assets — (0.5)%		(52,899,694)

Net Assets — 100.0%		$10,031,985,224

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Rate shown reflects the discount rate at the time of purchase.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date.

SEMI-ANNUAL REPORT	APRIL 30, 2009	17

Schedule of Investments (concluded)	TempCash

(f)	Restricted securities as to resale, representing 2.3% of net assets, were as follows:

Issue	Acquisition Date	Cost	Value
Monumental Life Insurance Co.
1.65%, 10/09/09	9/19/02	$200,000,000	$200,000,000
Transamerica Life Insurance Co.
1.65%, 10/02/09	6/25/04	26,000,000	26,000,000

Total		$226,000,000	$226,000,000

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”. FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund’s investments:

Investments in Securities
Valuation Inputs	Assets
Level 1	—
Level 2	$10,084,884,918
Level 3	—

Total	$10,084,884,918

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments April 30, 2009 (Unaudited)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Domestic — 1.1%
Bank of America, N.A.
2.45%, 5/19/09	$201,000	$201,000,000
Chase Bank USA, N.A.
0.52%, 7/15/09	461,300	461,300,000
State Street Bank & Trust Co.
1.05%, 6/15/09	72,300	72,300,000
0.61%, 7/27/09	84,000	84,000,000

Yankee — 39.6%(a)
Banco Bilbao Vizcaya Argentaria S.A., New York
2.77%, 5/12/09	530,500	530,501,599
0.97%, 7/01/09	692,700	692,711,709
0.96%, 7/13/09	100,000	100,002,018
0.86%, 7/15/09	445,750	445,754,633
1.16%, 8/03/09	600,000	600,015,577
1.01%, 8/17/09	110,000	110,001,645
1.07%, 10/29/09	604,100	604,130,213
Banco Santander, New York
2.78%, 5/12/09	483,000	483,000,000
2.85%, 5/26/09	200,000	200,000,000
Bank of Montreal, Chicago
0.90%, 5/20/09(b)	670,750	670,750,000
0.30%, 5/26/09	800,000	800,000,000
Barclays Bank Plc, New York
0.80%, 6/01/09	615,000	615,000,000
0.85%, 6/03/09	500,000	500,000,000
0.75%, 6/15/09	828,500	828,500,000
0.70%, 6/16/09	891,500	891,500,000
BNP Paribas, New York
1.01%, 5/19/09	415,000	415,000,000
0.87%, 6/02/09	481,500	481,500,000
2.29%, 6/08/09	792,850	792,850,000
1.17%, 7/08/09	211,000	211,000,000
0.74%, 7/10/09	280,000	280,000,000
0.72%, 7/14/09	198,550	198,550,000
0.74%, 8/27/09	588,000	588,000,000
0.87%, 11/02/09	450,000	450,000,000
Deutsche Bank A.G., New York
0.62%, 7/15/09	683,000	683,000,000
0.62%, 7/16/09	500,000	500,000,000
Dexia Credit Local, New York - GTD
1.01%, 5/18/09(c)	793,500	793,500,000
Intesa San Paolo SpA, New York
2.85%, 5/12/09	577,500	577,500,000
0.86%, 7/02/09	420,000	420,000,000
Lloyds TSB Bank Plc, New York
1.15%, 6/30/09	500,000	500,000,000
1.52%, 7/13/09	100,000	100,000,000
1.04%, 7/15/09	800,000	800,000,000
1.05%, 7/21/09	802,200	802,200,000
0.97%, 8/03/09	400,000	400,000,000
Mizuho Corp. Bank, New York
0.92%, 7/06/09	498,400	498,400,000
Rabobank Nederland N.V., New York
0.70%, 5/26/09	75,000	75,000,000
0.65%, 6/25/09	508,500	508,500,000
0.70%, 7/13/09	260,000	260,000,000
0.85%, 8/03/09	575,500	575,500,000
1.02%, 5/04/10(b)	19,500	19,500,000
Royal Bank of Scotland Plc, Connecticut
1.22%, 7/22/09	545,000	545,012,376
1.08%, 7/31/09	450,000	450,000,000
Royal Bank of Scotland Plc, New York
1.08%, 6/15/09	800,000	800,009,978
1.32%, 6/30/09	488,600	488,600,000
1.25%, 7/09/09	465,000	465,000,000
Societe Generale, New York
0.95%, 5/14/09	150,000	150,000,000
0.60%, 5/20/09	300,000	300,000,000
0.95%, 5/28/09	130,000	130,000,000
1.00%, 6/11/09	200,000	200,000,000
1.60%, 6/17/09	120,000	120,000,000
0.75%, 6/23/09	700,000	700,000,000
1.40%, 7/07/09	400,000	400,000,000
1.05%, 7/13/09	500,000	500,000,000
0.82%, 7/14/09	175,000	175,000,000
Sumitomo Mitsui Bank, New York
0.79%, 6/16/09	100,000	100,000,000
0.93%, 7/17/09	167,450	167,450,000
0.90%, 7/21/09	106,000	106,004,759
Svenska Handelsbanken, New York
0.90%, 5/06/09	550,000	550,000,000
Toronto Dominion Bank, New York
2.50%, 6/09/09	235,900	235,900,000
2.42%, 6/11/09	388,850	388,850,000
0.51%, 6/26/09	150,000	150,000,000
0.51%, 6/29/09	350,000	350,000,000
0.50%, 7/14/09	250,000	250,000,000
UBS A.G., Stamford
1.06%, 5/29/09	200,000	200,000,000
1.06%, 6/03/09	691,000	691,000,000
1.25%, 7/06/09	340,000	340,000,000
1.23%, 7/17/09	186,800	186,800,000
1.16%, 7/31/09	873,000	873,016,987

Total Certificates of Deposit — 41.7%		29,833,111,494

Commercial Paper(d)
Atlantis One Funding Corp.
0.71%, 5/05/09	115,000	114,990,928
0.65%, 6/26/09	276,500	276,220,428
Barton Capital Corp.
0.35%, 5/20/09	45,017	45,008,684
0.51%, 7/01/09	100,137	100,050,465
0.48%, 7/09/09	75,254	75,184,766
0.45%, 7/13/09	78,000	77,928,825
CAFCO LLC
0.77%, 5/04/09	100,000	99,993,583
0.98%, 5/14/09	98,500	98,465,142
0.65%, 6/24/09	150,000	149,853,750
0.95%, 7/06/09	100,000	99,825,833
0.89%, 7/24/09	300,000	299,377,000
Cancara Asset Securitisation LLC
0.45%, 5/05/09	200,000	199,990,000
0.50%, 5/05/09	73,000	72,995,945
0.90%, 6/01/09	125,000	124,903,125
0.85%, 6/10/09	80,000	79,924,445
CBA Delaware Finance Inc.
0.79%, 5/04/09	100,000	99,993,417
Chariot Funding LLC
0.30%, 5/11/09	228,622	228,602,948
0.31%, 5/18/09	51,016	51,008,532
0.51%, 7/02/09	51,072	51,027,142
Charta LLC
1.02%, 5/21/09	250,000	249,858,333
1.00%, 7/06/09	50,000	49,908,333
0.89%, 7/23/09	200,000	199,589,611

SEMI-ANNUAL REPORT	APRIL 30, 2009	19

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper(d)
CIESCO LLC
0.77%, 5/05/09	$136,000	$135,988,365
0.98%, 5/14/09	134,000	133,952,579
1.02%, 5/21/09	125,000	124,929,167
0.65%, 6/24/09	250,000	249,756,250
0.89%, 7/23/09	100,000	99,794,806
Clipper Receivables Co. LLC
0.85%, 5/07/09	310,000	309,956,083
CRC Funding LLC
0.98%, 5/14/09	131,500	131,453,464
0.85%, 6/10/09	143,000	142,864,945
0.95%, 7/09/09	100,000	99,817,917
0.95%, 7/13/09	200,000	199,614,722
Fairway Finance Co. LLC
0.68%, 5/12/09	75,000	74,984,531
0.42%, 6/08/09	50,030	50,007,820
Galleon Capital LLC
0.85%, 5/07/09	325,000	324,953,958
0.85%, 5/08/09	200,000	199,966,944
ING US Funding LLC
0.72%, 5/26/09	200,000	199,900,000
0.80%, 7/06/09	186,500	186,226,467
0.72%, 7/13/09	145,810	145,597,117
0.70%, 7/14/09	200,000	199,712,222
0.64%, 7/29/09	300,000	299,525,333
JPMorgan Chase & Co.
0.27%, 5/14/09	759,000	758,925,998
Jupiter Securitization Co. LLC
0.30%, 5/14/09	194,638	194,616,914
Nordea North America
0.32%, 5/19/09	500,000	499,920,000
Old Line Funding Corp.
0.32%, 5/15/09	123,061	123,045,686
0.48%, 7/06/09	50,000	49,956,000
Park Avenue Receivables Corp.
0.30%, 5/14/09	100,000	99,989,167
0.45%, 7/07/09	50,000	49,958,125
Ranger Funding Co. LLC
0.33%, 5/15/09	200,000	199,974,333
0.52%, 7/06/09	686,001	685,347,012
0.48%, 7/07/09	52,765	52,717,863
Societe Generale North America, Inc.
1.00%, 5/18/09	241,000	240,886,194
1.39%, 7/07/09	292,820	292,062,491
0.71%, 7/24/09	193,000	192,680,263
Solitaire Funding LLC
0.46%, 5/11/09	135,000	134,982,750
0.40%, 5/13/09	500,000	499,933,333
0.41%, 5/18/09	700,000	699,864,472
0.41%, 5/20/09	300,000	299,935,083
Tulip Funding Corp.
0.47%, 5/07/09	205,797	205,780,879
0.37%, 5/18/09	102,829	102,811,034
0.55%, 5/29/09	224,526	224,429,953
UBS Finance Delaware LLC
1.11%, 5/22/09	500,000	499,676,250
1.20%, 7/06/09	100,000	99,780,000
1.21%, 7/15/09	200,000	199,495,833

Total Commercial Paper — 17.5%		12,560,473,558

Corporate Notes
Citibank N.A. - FDIC GTD
1.28%, 9/30/10(b)	176,000	176,000,000
Hartford Life Insurance Co.
1.51%, 7/31/09(b)(e)	200,000	200,000,000
HSBC (USA), Inc.
1.56%, 10/15/09(b)	101,935	101,935,000
ING Bank N.V.
1.57%, 8/24/09(b)(f)	352,000	352,000,000
ING USA Global Funding Trust IV
1.75%, 9/18/09(b)	180,095	180,095,000
MetLife Insurance Co. of Connecticut
1.51%, 9/29/09(b)(e)	250,000	250,000,000
Rabobank Nederland N.V.
0.56%, 7/07/09(c)(f)	686,300	686,300,000
Transamerica Life Insurance Co.
0.90%, 10/02/09(b)(e)	400,000	400,000,000
1.65%, 10/02/09(b)(e)	4,000	4,000,000
Wachovia Bank, N.A.
1.40%, 5/01/09(b)	330,350	330,350,000

Total Corporate Notes — 3.7%		2,680,680,000

Master Notes — 3.7%
Banc of America Securities LLC
0.50%, 5/01/09(c)	2,640,000	2,640,000,000

Municipal Bonds(c)
Broward County School Board COP Series 2004D VRDN (FSA Insurance, Dexia Credit Local SBPA)
1.90%, 5/07/09	53,880	53,880,000
Connecticut GO Series 2005A-1 VRDN (Dexia Credit Local SBPA)
1.40%, 5/21/09	56,100	56,100,000
Detroit Sewer & Disposal Authority RB Series 2003B VRDN (FSA Insurance, Dexia Credit Local SBPA)
3.00%, 5/01/09	34,565	34,565,000
Illinois Highway Authority Toll RB Series 2008A-1 VRDN (FSA Insurance, Dexia Credit Local SBPA)
2.30%, 5/07/09	88,300	88,300,000
Massachusetts Bay Transportation Authority RB (General Transportation System Project) Series 2000 VRDN (Dexia Credit Local SBPA)
1.50%, 5/06/09	47,380	47,380,000
Orlando & Orange County Expressway Authority RB Series 2003C-1 VRDN (FSA Insurance, Dexia Credit Local SBPA)
2.75%, 5/07/09	37,100	37,100,000
Philadelphia Water & Wastewater RB Series 2003 VRDN (FSA Insurance, Dexia Credit Local SBPA)
3.10%, 5/06/09	246,990	246,990,000
Piedmont Municipal Power Agency RB Series 2008C VRDN (Assured Guaranty Insurance, Dexia Credit Local SBPA)
2.75%, 5/07/09	58,000	58,000,000

20	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds(c)
Pittsburgh Urban Redevelopment Authority RB (First Lien Project) Series 2008B VRDN (FSA Insurance, Dexia Bank Local SBPA)
1.75%, 5/07/09	$145,495	$145,495,000
Snohomish County Public Utility District No. 1 RB (Generation Systems Project) Series 2001A VRDN (FSA Insurance, Dexia Credit Local SBPA)
3.10%, 5/06/09	40,110	40,110,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2 VRDN (Dexia Credit Local SBPA)
1.50%, 5/07/09	46,800	46,800,000

Total Municipal Bonds — 1.2%		854,720,000

Time Deposits — 0.7%
Citibank N.A.
0.20%, 5/01/09	509,777	509,777,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes(d)
0.25%, 5/13/09	500,000	499,958,333
2.00%, 5/14/09	228,050	227,885,297
1.22%, 5/15/09	712,000	711,662,195
1.30%, 6/22/09	379,650	378,937,102
0.50%, 6/24/09	200,000	199,850,000
0.35%, 7/01/09	64,165	64,126,947
0.58%, 7/27/09	206,000	205,711,257
0.52%, 7/31/09	200,000	199,737,111
0.58%, 7/31/09	450,000	449,340,250
0.56%, 8/05/09	350,000	349,478,267
0.58%, 8/12/09	326,132	325,590,802
0.59%, 8/12/09	147,707	147,457,662
0.58%, 8/19/09	300,000	299,468,334
0.60%, 9/25/09	50,000	49,877,500
0.55%, 11/20/09	200,000	199,379,722
Fannie Mae Variable Rate Notes(b)
1.18%, 8/05/09	401,745	401,560,146
Federal Home Loan Bank Discount Notes(d)
1.80%, 5/13/09	86,019	85,967,389
0.50%, 6/25/09	300,000	299,770,833
0.53%, 7/29/09	225,534	225,238,488
0.58%, 8/17/09	200,000	199,652,000
Federal Home Loan Bank Variable Rate Notes(b)
0.39%, 8/13/09	360,600	360,600,000
0.37%, 8/14/09	527,935	527,919,799
0.74%, 2/05/10	395,250	395,250,000
0.83%, 2/26/10	432,305	432,305,000
1.00%, 7/09/10	705,020	704,851,712
1.11%, 10/08/10	435,000	434,811,632
Freddie Mac Discount Notes(d)
0.45%, 6/15/09	475,010	474,742,807
0.50%, 7/06/09	300,000	299,725,000
0.50%, 7/07/09	150,000	149,860,417
0.50%, 7/28/09	574,700	573,997,589
0.57%, 8/03/09	181,145	180,875,395
0.58%, 8/03/09	224,447	224,110,018
0.56%, 8/10/09	205,578	205,255,014
0.57%, 8/10/09	306,867	306,376,268
0.58%, 8/10/09	133,641	133,424,359
0.55%, 8/17/09	415,000	414,315,250
0.57%, 8/17/09	200,000	199,658,000
0.60%, 9/01/09	500,000	498,975,000
0.66%, 9/22/09	50,000	49,868,000
0.60%, 9/30/09	677,000	675,284,933
0.72%, 11/05/09	272,000	270,977,280
Freddie Mac Variable Rate Notes(b)
0.37%, 9/28/09	554,405	554,348,530
1.04%, 7/14/10	435,000	434,817,339
1.23%, 8/24/10	338,950	338,969,176
1.24%, 9/03/10	510,120	509,982,773

Total U.S. Government Sponsored Agency Obligations — 20.8%		14,871,950,926

U.S. Treasury Obligations
U.S. Treasury Bills(d)
0.31%, 5/07/09	276,850	276,835,927
0.29%, 5/14/09	605,000	604,937,157
0.33%, 5/15/09	500,000	499,936,028
0.28%, 5/21/09	425,000	424,934,007
0.31%, 5/21/09	355,000	354,938,930
0.33%, 5/21/09	281,200	281,149,228
0.30%, 5/28/09	434,100	434,002,328
0.29%, 6/04/09	450,000	449,876,845
0.33%, 6/04/09	10,000	9,996,883
0.31%, 6/11/09	400,000	399,861,283
0.32%, 7/23/09	250,000	249,815,705
0.39%, 8/06/09	206,900	206,682,583
0.45%, 8/13/09	250	249,679
0.47%, 8/20/09	221,000	220,680,075

Total U.S. Treasury Obligations — 6.2%		4,413,896,658

Repurchase Agreements
Banc of America Securities Inc.,
0.14%, 5/01/09	1,200,000	1,200,000,000
(Purchased on 4/30/09 to be repurchased at $1,200,004,667, collateralized by Federal National Mortgage Assoc. Bonds 5.50% due 3/01/35)
Banc of America Securities Inc.,
0.17%, 5/01/09	1,100,000	1,100,000,000
(Purchased on 4/30/09 to be repurchased at $1,100,005,194, collateralized by Federal National Mortgage Assoc. Bonds 5.00% to 5.50% due from 6/01/33 to 10/01/35)
Barclays Capital, Inc.,
0.16%, 5/01/09	720,000	720,000,000
(Purchased on 4/30/09 to be repurchased at $720,003,200, collateralized by U.S. Treasury Notes 2.00% due 11/30/13)
Deutsche Bank Securities Inc.,
0.16%, 5/01/09	250,000	250,000,000

(Purchased on 4/30/09 to be repurchased at $250,001,111, collateralized by Federal National Mortgage Assoc. Bonds, Federal Farm Credit Bank Bonds, Federal Home Loan Bank Discount Notes, Federal Home Loan Bank Bonds and Federal Home Loan Mortgage Corp. Notes 2.46% to 6.50% due from 5/05/09 to 6/22/22)

SEMI-ANNUAL REPORT	APRIL 30, 2009	21

Schedule of Investments (concluded)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Deutsche Bank Securities Inc.,
0.17%, 5/01/09	$196,000	$196,000,000
(Purchased on 4/30/09 to be repurchased at $196,000,926, collateralized by Federal National Mortgage Assoc. Bonds 4.50% to 7.00% due from 8/01/14 to 11/01/48)
PNC Bank, N.A.,
0.17%, 5/01/09(g)	62,900	62,900,000

(Purchased on 4/30/09 to be repurchased at $62,900,297, collateralized by Federal National Mortgage Assoc. Variable Rate Mortgage Notes and Federal Home Loan Mortgage Corp. Notes 5.00% to 6.00% due from 6/01/21 to 3/25/37)

UBS Securities LLC,
0.16%, 5/01/09	25,000	25,000,000
(Purchased on 4/30/09 to be repurchased at $250,001,111, collateralized by Government National Mortgage Assoc. Bonds 5.00% to 6.50% due from 10/15/33 to 10/15/36)

Total Repurchase Agreements — 5.0%		3,553,900,000

Total Investments (Cost $71,918,509,636*) — 100.5%		71,918,509,636
Liabilities in Excess of Other Assets — (0.5)%		(360,639,415)

Net Assets — 100.0%		$71,557,870,221

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Restricted securities as to resale, representing 1.2% of net assets, were as follows:

Issue	Acquisition Date	Cost	Value
Hartford Life Insurance Co.
1.51%, 7/31/09	10/13/04	$200,000,000	$200,000,000
MetLife Insurance Co. of Connecticut
1.51%, 9/29/09	9/30/04	250,000,000	250,000,000
Transamerica Life Insurance Co.
0.90%, 10/02/09	9/17/04	400,000,000	400,000,000
Transamerica Life Insurance Co.
1.65%, 10/02/09	12/07/07	4,000,000	4,000,000

Total		$854,000,000	$854,000,000

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Investments in companies considered to be an affiliate of the Fund were as follows:

Affiliate	Net Activity	Interest Income
PNC Bank N.A.	$(37,100,000)	$89,021

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”. FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund’s investments:

Investments in Securities
Valuation Inputs	Assets
Level 1	—
Level 2	$71,918,509,636
Level 3	—

Total	$71,918,509,636

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments April 30, 2009 (Unaudited)	T-Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bills(a)
0.30%, 6/11/09	$50,000	$49,982,917
0.29%, 7/16/09	1,138,532	1,137,834,965
0.32%, 7/23/09	670,000	669,505,689
0.32%, 7/30/09	250,071	249,871,256
0.35%, 7/30/09	200,000	199,827,500
0.44%, 9/03/09	134,000	133,795,278
0.42%, 9/10/09	265	264,592
0.45%, 9/17/09	250,000	249,566,031
0.42%, 10/01/09	100,000	99,821,500
0.40%, 10/08/09	100,000	99,820,222
0.41%, 10/08/09	100,000	99,820,000
0.33%, 10/22/09	175,000	174,725,104
0.63%, 11/19/09	136,000	135,519,240
0.71%, 12/17/09	135,000	134,391,936

U.S. Treasury Notes
4.88%, 5/15/09	194,099	194,448,970

Total U.S. Treasury Obligations — 42.2%		3,629,195,200

Repurchase Agreements
Banc of America Securities LLC
0.15%, 5/01/09	200,000	200,000,000
(Purchased on 4/30/09 to be repurchased at $200,000,833, collateralized by U.S. Treasury Notes 0.88% due 01/31/11)
Barclays Capital, Inc.
0.16%, 5/01/09	244,955	244,955,000
(Purchased on 4/30/09 to be repurchased at $244,956,089 collateralized by U.S. Treasury Notes 2.00% due 11/30/13)
Barclays Capital, Inc.
0.20%, 6/15/09	500,000	500,000,000
(Purchased on 4/16/09 to be repurchased at $500,166,667, collateralized by U.S. Treasury Notes 3.25% to 3.75% due from 12/31/09 to 11/15/18)
Citigroup Global Markets, Inc.
0.14%, 5/01/09	200,000	200,000,000
(Purchased on 4/30/09 to be repurchased at $200,000,778, collateralized by U.S. Treasury Bonds 5.00% due 5/15/37)
Credit Suisse Securities (USA) LLC
0.15%, 5/07/09	484,000	484,000,000
(Purchased on 4/30/09 to be repurchased at $484,014,117, collateralized by U.S. Treasury Inflation Indexed Securities, Notes and Bonds 1.50% to 8.75% due from 09/30/13 to 8/15/20)
Deutsche Bank Securities Inc.
0.15%, 5/01/09	598,580	598,580,000
(Purchased on 4/30/09 to be repurchased at $598,582,494, collateralized by U.S. Treasury Inflation Indexed Securities and Bills 0.00% to 2.33% due from 5/28/09 to 1/15/25)
Deutsche Bank Securities Inc.
0.28%, 7/06/09	650,000	650,000,000
(Purchased on 4/02/09 to be repurchased at $650,480,278, collateralized by U.S. Treasury Inflation Indexed Securities and Bills 0.00% to 2.33% due from 5/28/09 to 1/15/25)
HSBC Securities (USA) Inc.
0.14%, 5/01/09	565,000	565,000,000
(Purchased on 4/30/09 to be repurchased at $565,002,197, collateralized by U.S. Treasury Strips, Bonds and Notes 0.00% to 7.63% due from 5/15/26 to 2/15/38)
JPMorgan Securities Inc.
0.14%, 5/01/09	354,728	354,728,000
(Purchased on 4/30/09 to be repurchased at $354,729,380, collateralized by U.S. Treasury Notes 3.88% to 4.38% due from 8/15/12 to 5/15/18)
Mizuho Securities USA Inc.
0.15%, 5/01/09	250,000	250,000,000
(Purchased on 4/30/09 to be repurchased at $250,001,042, collateralized by U.S. Treasury Bills due 5/07/09)
RBS Securities Inc.
0.16%, 5/01/09	625,000	625,000,000
(Purchased on 4/30/09 to be repurchased at $625,002,778, collateralized by U.S. Treasury Notes 1.75% to 4.88% due from 11/15/11 to 8/15/16)
RBS Securities Inc.
0.22%, 7/23/09	250,000	250,000,000
(Purchased on 4/24/09 to be repurchased at $250,137,500, collateralized by U.S. Treasury Notes 4.63% due 11/15/09)
UBS Securities LLC
0.14%, 5/01/09	55,000	55,000,000
(Purchased on 4/30/09 to be repurchased at $55,000,214, collateralized by U.S. Treasury Bills due 7/16/09)

Total Repurchase Agreements — 57.8%		4,977,263,000

Total Investments (Cost $8,606,458,200*) — 100.0%		8,606,458,200
Other Assets in Excess of Liabilities — 0.0%		2,845,976

Net Assets — 100.0%		$8,609,304,176

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”. FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

SEMI-ANNUAL REPORT	APRIL 30, 2009	23

Schedule of Investments (concluded)	T-Fund

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund’s investments:

Investments in Securities
Valuation Inputs	Assets
Level 1	—
Level 2	$8,606,458,200
Level 3	—

Total	$8,606,458,200

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments April 30, 2009 (Unaudited)	Treasury Trust Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bills(a)
0.27%, 5/07/09	$402,034	$402,015,908
0.31%, 5/07/09	60,000	59,996,905
1.05%, 5/07/09	75,000	74,986,875
0.06%, 5/14/09	7,991	7,990,820
0.12%, 5/14/09	4,272	4,271,823
0.16%, 5/14/09	75,000	74,995,545
0.19%, 5/14/09	26,705	26,703,216
0.29%, 5/14/09	8,004	8,003,159
0.34%, 5/14/09	50,000	49,993,861
0.21%, 5/21/09	92,779	92,768,176
0.27%, 5/21/09	7,084	7,082,920
0.33%, 5/21/09	427,000	426,922,903
0.05%, 5/28/09	60,000	59,997,548
0.06%, 5/28/09	75,000	74,996,625
0.30%, 5/28/09	225,000	224,949,375
0.20%, 6/04/09	38,009	38,001,820
0.21%, 6/04/09	9,371	9,369,186
0.22%, 6/04/09	2,565	2,564,478
0.28%, 6/04/09	250,000	249,933,889
0.20%, 6/11/09	100,000	99,977,222
0.24%, 6/11/09	212,000	211,942,053
0.30%, 6/11/09	20,000	19,993,167
0.18%, 6/18/09	44,397	44,386,374
0.25%, 6/18/09	200,000	199,933,333
0.23%, 6/25/09	75,000	74,973,589
0.05%, 7/02/09	10,000	9,999,139
0.06%, 7/02/09	20,000	19,997,933
0.08%, 7/02/09	17,205	17,202,511
0.20%, 7/02/09	16,000	15,994,627
0.21%, 7/02/09	59,701	59,679,819
0.17%, 7/09/09	10,255	10,251,626
0.20%, 7/09/09	110,000	109,957,833
0.13%, 7/16/09	11,873	11,869,867
0.18%, 7/16/09	219,000	218,916,780
0.14%, 7/23/09	90,000	89,971,988
0.14%, 7/30/09	177,218	177,158,189
0.34%, 7/30/09	150,000	149,870,625
0.45%, 8/13/09	50,000	49,935,794
0.37%, 10/01/09	16,496	16,470,411
0.39%, 10/01/09	13,704	13,681,577
0.40%, 10/08/09	77,500	77,360,672
0.41%, 10/08/09	77,500	77,360,500
0.30%, 10/22/09	23,637	23,602,726
0.33%, 10/22/09	50,000	49,920,250
0.35%, 10/22/09	27,000	26,954,325

U.S. Treasury Notes
4.88%, 5/15/09	134,742	134,985,205

Total U.S. Treasury Obligations — 100.0%		3,907,893,167

Total Investments (Cost $3,907,893,167*) — 100.0%		3,907,893,167
Other Assets in Excess of Liabilities — 0.0%		1,308,620

Net Assets — 100.0%		$3,909,201,787

*	Cost for federal income tax purposes is $3,907,947,783.

(a)	Rate shown reflects the discount rate at the time of purchase.

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”. FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund’s investments:

Investments in Securities
Valuation Inputs	Assets
Level 1	—
Level 2	$3,907,893,167
Level 3	—

Total	$3,907,893,167

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	25

Schedule of Investments April 30, 2009 (Unaudited)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 0.3%
Brundidge IDRB (Carter Brothers Project) Series 2001 AMT VRDN (SouthTrust Bank N.A. LOC)
0.85%, 5/07/09(a)	$805	$805,000
Tuscaloosa IDRB Series 2000A AMT VRDN (SouthTrust Bank N.A. LOC)
0.85%, 5/07/09(a)	1,165	1,165,000

		1,970,000

Arizona — 9.8%
Apache County IDRB (Tucson Electric Power Co. Project) Series 1983A VRDN (ABN-AMRO Bank N.V. LOC)
0.49%, 5/07/09(a)	5,400	5,400,000
Arizona Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2007-2003 VRDN (Branch Banking & Trust Co. Liquidity Facility)
0.54%, 5/07/09(a)(b)	8,000	8,000,000
Chandler GO Municipal Trust Receipts Floaters Series 2007-49TP VRDN (Wells Fargo Bank N.A. Liquidity Facility)
0.58%, 5/07/09(a)(b)	4,500	4,500,000
Maricopa County IDA Multi-Family Housing RB (Villas Solanas Apartments Project) Series 2001A AMT VRDN (Federal National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Liquidity Agreement)
0.68%, 5/07/09(a)	5,800	5,800,000
Phoenix IDA Multi-Family Housing RB Series 2002A AMT VRDN (East West Bank LOC)
0.61%, 5/07/09(a)	5,210	5,210,000
Pima County IDA RB (Broadway Project) Series 2000A VRDN (State Street Bank & Trust Co. LOC)
0.52%, 5/07/09(a)	4,160	4,160,000
Pinal County Electrical District No. 3 RB Series 2006U-1 VRDN (Bank of America N.A. SBPA)
0.73%, 5/07/09(a)(b)	10,100	10,100,000
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC)
0.50%, 5/07/09(a)	2,800	2,800,000
Tempe RB Series 2006 VRDN (Royal Bank of Canada SBPA)
0.54%, 5/07/09(a)	5,400	5,400,000
Yavapai County IDA Hospital Facilities RB (Yavapai Regulated Medical Center Project) Series 2008A VRDN (UBS A.G. LOC)
0.50%, 5/07/09(a)	4,600	4,600,000

		55,970,000

Arkansas — 0.9%

Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program) Series 2006E AMT VRDN (Government National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Insurance, State Street Bank & Trust Co. SBPA)

1.00%, 5/07/09(a)	5,000	5,000,000

California — 10.9%
California Department of Veterans Affairs Home Purchase RB Series 2008 ROC-RR-II- R-11444 AMT VRDN (Citibank N.A. Liquidity Facility)
0.78%, 5/07/09(a)(b)	8,605	8,605,000
California Department of Water Resources Power Supply RB Series 2008I-1 VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty)
0.40%, 5/01/09(a)	11,450	11,450,000
California Department of Water Resources Power Supply RB Series 2008J-1 VRDN (JPMorgan Chase Bank LOC, California Public Employees’ Retirement System LOC)
0.25%, 5/01/09(a)	800	800,000
California Housing Finance Agency RB Series 2005A VRDN (Dexia Credit Local SBPA)
2.00%, 5/01/09(a)	21,500	21,500,000
California Housing Finance Agency RB Series 2008 ROC-RR-II-R-11445 AMT VRDN (Citibank N.A. Liquidity Facility)
0.78%, 5/07/09(a)(b)	8,995	8,995,000
California Housing Finance Agency RB Series 2008 ROC-RR-II-R-11506 AMT VRDN (Citibank N.A. Liquidity Facility)
0.78%, 5/07/09(a)(b)	9,405	9,405,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty)
0.68%, 5/07/09(a)(b)	1,500	1,500,000

		62,255,000

Colorado — 2.7%
Colorado GO Series 2008 TRAN
3.00%, 6/26/09	5,000	5,009,875
Colorado HFA Single Family Mortgage RB Series 2008A-3 AMT VRDN (Dexia Credit Local SBPA)
1.95%, 5/07/09(a)	10,500	10,500,000

		15,509,875

Florida — 6.2%
Broward County RB Series 2008N AMT VRDN (Assured Guaranty Ltd. Insurance, JPMorgan Chase Bank SBPA)
0.66%, 5/07/09(a)	3,900	3,900,000
Capital Trust Agency RB (Aero Miami FX Project) Series 2004 AMT VRDN (Bank One N.A. LOC)
0.63%, 5/07/09(a)(b)	11,795	11,795,000
Escambia County Solid Waste Disposal RB (Gulf Power Co. Project) Series 2009 MB
1.75%, 4/21/10(a)	5,000	5,000,000
Florida Gulf Coast University Financing Corp. RB (Housing Project) Series 2008A VRDN (Wachovia Bank N.A. LOC)
0.47%, 5/07/09(a)	4,000	4,000,000

26	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Florida (concluded)
Jacksonville Economic Development Commission IDRB (Tremron Jacksonville Project) Series 2000 AMT VRDN (Branch Banking & Trust Co. LOC)
0.66%, 5/07/09(a)	$1,350	$1,350,000
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank SBPA)
0.46%, 5/07/09(a)	9,000	9,000,000

		35,045,000

Georgia — 1.6%
Burke County Development Authority PCRB (Georgia Power Co. Plant Vogtle Project) Series 1992-1st VRDN
0.34%, 5/01/09(a)	3,855	3,855,000
Fulton County Development Authority Airport Facility RB (Flightsafety International, Inc. Project) Series 1999B AMT VRDN (Berkshire Hathaway Obligor LOC)
0.57%, 5/07/09(a)	2,400	2,400,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT VRDN (Wachovia Bank N.A. LOC)
1.30%, 5/07/09(a)	1,000	1,000,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B VRDN (Wachovia Bank N.A. LOC)
1.30%, 5/07/09(a)	1,000	1,000,000
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT VRDN (Wachovia Bank N.A. LOC)
1.30%, 5/07/09(a)	1,000	1,000,000

		9,255,000

Illinois — 2.8%
Chicago IDRB (Promise Candy Project) Series 2001 AMT VRDN (LaSalle Bank N.A. LOC)
0.95%, 5/07/09(a)	2,590	2,590,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 VRDN (LaSalle Bank N.A. LOC)
1.03%, 5/07/09(a)	2,765	2,765,000
Illinois Development Finance Authority IDRB (Cano Packaging Corp. Project) Series 2001 AMT VRDN (LaSalle Bank N.A. LOC)
1.00%, 5/07/09(a)	1,790	1,790,000
Illinois Development Finance Authority IDRB (Freedman Seating Co. Project) Series 2005 AMT VRDN (LaSalle Bank N.A. LOC)
0.75%, 5/07/09(a)	1,795	1,795,000
Illinois Finance Authority RB (Alternative Behavior Treatment Project) Series 2005 VRDN (JPMorgan Chase Bank LOC)
0.72%, 5/07/09(a)	2,935	2,935,000
Illinois Finance Authority RB (Central DuPage Health Project) Series 2004A VRDN (JPMorgan Chase Bank Liquidity Facility)
0.45%, 5/01/09(a)	3,895	3,895,000

		15,770,000

Indiana — 2.5%
Anderson Economic Development RB (Printer Zink, Inc. Project) Series 2004A AMT VRDN (Star Financial Bank LOC, U.S. Bank N.A. LOC)
1.18%, 5/07/09(a)	1,295	1,295,000
Huntingburg Multi-Family Housing RB (Lincoln Village Apartments Project) Series 2000 AMT VRDN (Federal Home Loan Bank LOC)
0.73%, 5/07/09(a)	2,150	2,150,000
Indiana Bond Bank RB (Mid-Year Funding Program Notes Project) Series 2008A RAN (Bank of New York LOC)
3.00%, 5/28/09	7,000	7,005,966
Indiana Finance Authority Environmental IDRB (Duke Energy Indiana, Inc. Project) Series 2009-A2 AMT VRDN (Bank of America N.A. LOC)
0.58%, 5/07/09(a)	3,300	3,300,000
Orleans Economic Development RB (Almana LLC Project) Series 1995 AMT VRDN (Bank One N.A. LOC)
2.10%, 5/07/09(a)	400	400,000

		14,150,966

Iowa — 0.2%
Dallas County IDRB (Sioux City Brick Project) Series 2000A AMT VRDN (Firstar Bank N.A. LOC)
1.02%, 5/07/09(a)	1,000	1,000,000

Kentucky — 0.9%
Dayton IDRB (Ramkat Enterprise Project) Series 2001 AMT VRDN (Peoples Bank LOC, Firstar Bank N.A. LOC)
0.78%, 5/07/09(a)	680	680,000
Elsmere IDRB (International Mold Steel, Inc. Project) Series 1996 AMT VRDN (U.S. Bank N.A. LOC)
0.78%, 5/07/09(a)	905	905,000
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT VRDN (Bank One N.A. LOC)
1.63%, 5/07/09(a)	3,320	3,320,000

		4,905,000

Louisiana — 1.7%
Ascension Parish RB (BASF Corp. Project) Series 1997 AMT VRDN (BASF Corp. Liquidity Facility)
1.18%, 5/01/09(a)	2,400	2,400,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A VRDN
1.55%, 5/07/09(a)	6,000	6,000,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Ouachita Christian School, Inc. Project) Series 2002 VRDN (Bank One N.A. LOC)
0.88%, 5/07/09(a)	1,040	1,040,000

		9,440,000

SEMI-ANNUAL REPORT	APRIL 30, 2009	27

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Maryland — 3.7%
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC)
0.57%, 5/07/09(a)	$3,890	$3,890,000
Maryland Economic Development Corp. RB (Acadia Todds Lane LLC Facilities Project) Series 2006 AMT VRDN (Manufacturers and Traders Trust Co. LOC)
0.67%, 5/07/09(a)	5,505	5,505,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC)
0.57%, 5/07/09(a)	3,000	3,000,000
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC)
0.67%, 5/07/09(a)	4,860	4,860,000
Maryland Economic Development Corp. RB (Joe Corbis Pizza Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC)
0.72%, 5/01/09(a)	450	450,000
Maryland Economic Development Corp. RB (Lithographing Co. Project) Series 2001 AMT VRDN (Manufacturers and Traders Trust Co. LOC)
0.67%, 5/07/09(a)	1,470	1,470,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC)
0.72%, 5/07/09(a)	2,000	2,000,000

		21,175,000

Massachusetts — 0.7%
Massachusetts GO Series 2008C RAN
4.00%, 5/29/09	4,200	4,205,720

Michigan — 1.9%
Michigan Housing Development Authority Single Family Mortgage RB Series 2007F AMT VRDN (Bank of Nova Scotia SBPA)
0.70%, 5/07/09(a)	2,400	2,400,000
Michigan Strategic Fund Ltd. Obligation RB (Amera Group LLC Project) Series 2000 AMT VRDN (JPMorgan Chase & Co. LOC)
1.63%, 5/07/09(a)	2,800	2,800,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT VRDN (JPMorgan Chase & Co. LOC)
1.63%, 5/07/09(a)	2,520	2,520,000
Oakland County Economic Development Corp. RB (Glass & Mirror Craft Industries, Inc. Project) Series 2000 AMT VRDN (National City Bank LOC)
0.83%, 5/07/09(a)	3,200	3,200,000

		10,920,000

Mississippi — 0.2%
Mississippi Development Bank Special Obligation RB (Jackson Project) Series 2008 MB (Assured Guaranty Ltd. Insurance)
3.00%, 5/01/09	980	980,000

Missouri — 1.4%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT VRDN (TD Banknorth N.A. LOC)
0.82%, 5/07/09(a)	2,525	2,525,000
Palmyra IDA Solid Waste Disposal RB (BASF Corp. Project) Series 2002 AMT VRDN (BASF Aktiengesellsch Liquidity Facility)
1.55%, 5/07/09(a)	4,000	4,000,000
St. Charles County IDRB (Austin Machine Co. Project) Series 2003A VRDN (Bank of America N.A. LOC)
0.77%, 5/07/09(a)	1,305	1,305,000

		7,830,000

Montana — 0.1%
Montana Housing Board RB MERLOTS Trust Receipts Series 2002A-19 AMT VRDN (Bank of New York SBPA)
0.57%, 5/07/09(a)(b)(c)	605	605,000

Nevada — 0.7%
Clark County Airport System Junior Subordinate Lien GO Series 2008 AMT RAN
3.00%, 7/01/09	4,000	4,006,911

New Hampshire — 0.8%
New Hampshire Business Finance Authority Industrial Facilities RB (Felton Brush, Inc. Project) Series 1997 AMT VRDN (KeyBank N.A. LOC)
1.90%, 5/07/09(a)	575	575,000
New Hampshire Business Finance Authority Industrial Facilities RB (JMT Properties LLC Project) Series 2002 AMT VRDN (Manufacturers and Traders Trust Co. LOC)
0.85%, 5/07/09(a)	1,485	1,485,000
New Hampshire Business Finance Authority RB (Littleton Regional Hospital Project) Series 2007 VRDN (TD Banknorth N.A. LOC)
0.58%, 5/01/09(a)	2,300	2,300,000

		4,360,000

New Jersey — 0.3%
Readington Township GO Series 2009 BAN
1.50%, 2/04/10	2,000	2,011,527

New Mexico — 1.8%
New Mexico Mortgage Finance Authority Single Family Mortgage RB Series 2009 AMT VRDN (Federal Home Loan Bank Insurance)
1.03%, 5/12/09(a)	10,000	10,000,000

New York — 9.8%
Albany School District GO Series 2008A BAN (State Aid Withholding Insurance)
3.00%, 6/26/09	15,000	15,027,346
Commack Union Free School District GO Series 2008 TAN (State Aid Withholding Insurance)
2.75%, 6/30/09	7,500	7,513,500
Long Island Power Authority Electric System RB Series 1998-2A VRDN (West LB A.G. LOC)
0.50%, 5/07/09(a)	6,200	6,200,000
New York City GO Series 2008L-6 VRDN (Wachovia Bank N.A. SBPA)
0.40%, 5/01/09(a)	11,700	11,700,000

28	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (concluded)
New York City Housing Development Corp. Multi-Family Housing RB Series 2008H-2-A AMT VRDN (Dexia Credit Local SBPA)
1.60%, 5/01/09(a)	$5,000	$5,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB PUTTERS Series 2005-988 VRDN (JPMorgan Chase Bank Liquidity Facility)
0.54%, 5/07/09(a)(b)(c)	1,445	1,445,000
New York Mortgage Agency Homeowner Mortgage RB Series 2006-135 AMT VRDN (Dexia Credit Local SBPA)
2.00%, 5/01/09(a)	6,800	6,800,000
Ulster IDRB (Viking Industries, Inc. Project) Series 1998A AMT VRDN (KeyBank N.A. LOC)
1.90%, 5/07/09(a)	780	780,000
Yates County IDRB (Coach & Equipment Manufacturing Corp. Project) Series 2000A AMT VRDN (Manufacturers and Traders Trust Co. LOC)
0.75%, 5/07/09(a)	1,290	1,290,000

		55,755,846

North Carolina — 3.9%
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005D VRDN (Bank of America N.A. SBPA)
0.37%, 5/07/09(a)	14,645	14,645,000
Mecklenburg County Industrial Facilities PCRB (Piedmont Plastics Project) Series 1997 AMT VRDN (Branch Banking & Trust Co. LOC)
0.81%, 5/07/09(a)	1,300	1,300,000
North Carolina Housing Finance Agency RB Series 2002 ROC-RR-II-R-175 AMT VRDN (Citibank N.A. Liquidity Facility)
0.72%, 5/07/09(a)(b)	1,850	1,850,000
North Carolina Port Authority RB (Wilmington Bulk LLC Project) Series 2001A AMT VRDN (Branch Banking & Trust Co. LOC)
0.66%, 5/07/09(a)	1,165	1,165,000
North Carolina State University Raleigh RB Series 2003B VRDN (Bayerische Landesbank Girozentrale LOC)
0.41%, 5/07/09(a)	1,500	1,500,000
Rutherford County Industrial Facilities PCRB (Thieman Metal Technology Project) Series 1998 AMT VRDN (Branch Banking & Trust Co. LOC)
0.66%, 5/07/09(a)	1,500	1,500,000

		21,960,000

North Dakota — 0.0%
North Dakota Housing Finance Agency RB Series 2001A-19 AMT VRDN (Wachovia Bank N.A. SBPA)
0.57%, 5/07/09(a)(b)	180	180,000

Ohio — 5.6%
American Municipal Power, Inc. GO (Bowling Green Project) Series 2008 BAN
3.00%, 11/24/09	1,133	1,135,539
Avon GO (Various Purposes Project) Series 2008 BAN
2.35%, 5/14/09	300	300,037
Deerfield GO Series 2008 BAN
2.15%, 11/17/09	2,580	2,580,000
Delaware County IDRB (Air Waves, Inc. Project) Series 1995 VRDN (KeyBank N.A. LOC)
1.70%, 5/07/09(a)	255	255,000
Hilliard GO (Various Purpose Improvements Project) Series 2008 BAN
2.25%, 8/27/09	3,800	3,806,036
Huber Heights City School District GO (School Improvement Project) Series 2008 BAN
2.00%, 8/18/09	3,200	3,206,158
Hudson GO Series 2008 BAN
3.10%, 10/06/09	3,025	3,033,298
Kent GO (Various Purposes Project) Series 2008 BAN
3.75%, 10/15/09	1,020	1,022,030
Ohio Air Quality Development Authority PCRB (FirstEnergy Nuclear Generation Corp. Project) Series 2008A (Bank of Nova Scotia LOC, FirstEnergy Solutions Guaranty)
0.53%, 5/07/09(a)	7,500	7,500,000
Ohio Higher Educational Facility RB (Cedarville University Project) Series 2004 VRDN (KeyBank N.A. LOC)
1.40%, 5/07/09(a)	1,400	1,400,000

Ohio Housing Finance Agency Residential Mortgage RB (Mortgage-Backed Securities Program) Series 2008 AMT VRDN (Government National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Insurance, Federal Home Loan Mortgage Corp. SBPA)

0.55%, 5/07/09(a)	5,000	5,000,000
Summit County Port Authority RB (Meadow Lane Building LLC Project) Series 2003A AMT VRDN (KeyBank N.A. LOC)
1.70%, 5/07/09(a)	2,160	2,160,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT VRDN (KeyBank N.A. LOC)
1.60%, 5/07/09(a)	400	400,000

		31,798,098

Oklahoma — 0.7%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project) Series 1998 AMT VRDN (Bank of America LOC)
0.63%, 5/07/09(a)	2,850	2,850,000
Oklahoma City IDRB Series 1998 AMT VRDN (Bank One N.A. LOC)
1.63%, 5/07/09(a)	1,265	1,265,000

		4,115,000

Oregon — 2.5%
Oregon Department of Transportation Highway User Tax RB Series 2007B-2 VRDN (Dexia Credit Local SBPA)
1.50%, 5/07/09(a)	14,300	14,300,000

SEMI-ANNUAL REPORT	APRIL 30, 2009	29

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania — 5.9%
Emmaus General Authority RB (Pennsylvania Loan Program) Series 2000A VRDN (U.S. Bank N.A. LOC)
0.47%, 5/07/09(a)	$7,000	$7,000,000
Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC)
0.72%, 5/07/09(a)	11,000	11,000,000
Pennsylvania Turnpike Commission RB Series 2001U VRDN (Dexia Credit Local SBPA)
3.00%, 5/07/09(a)	9,500	9,500,000
Philadelphia GO Series 2008A TRAN
3.50%, 6/30/09	6,000	6,014,682

		33,514,682

Rhode Island — 1.1%
Rhode Island & Providence Plantations GO Series 2008 TAN
3.50%, 6/30/09	6,000	6,012,704

South Dakota — 0.7%
Spink County Solid Waste Disposal RB (United Feeders LLP Project) Series 2007 AMT VRDN (Wells Fargo Bank N.A. LOC)
0.70%, 5/07/09(a)	3,800	3,800,000

Tennessee — 1.4%
Chattanooga IDRB (TB Woods, Inc. Project) Series 1997 AMT VRDN (Manufacturers and Traders Trust Co. LOC)
0.78%, 5/07/09(a)	2,290	2,290,000
Coffee County IDRB (Comtec Polymers, Inc. Project) Series 1997 AMT VRDN (Bank of America N.A. LOC)
1.03%, 5/07/09(a)	640	640,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Project) Series 2001 VRDN
0.78%, 5/07/09(a)	4,000	4,000,000
Municipal Energy Acquisition Corp. of Tennessee Gas RB PUTTERS Series 2006-1578 VRDN (JPMorgan Chase & Co. Liquidity Facility)
0.57%, 5/07/09(a)(b)(c)	975	975,000

		7,905,000

Texas — 6.3%
Brazos River Harbor Navigation District Brazoria County RB (BASF Corp. Project) Series 2002 AMT VRDN
1.55%, 5/07/09(a)	5,000	5,000,000
Gulf Coast Waste Disposal Authority Environmental Facilities RB (Exxon Mobil Project) Series 2001B AMT VRDN
0.14%, 5/01/09(a)	50	50,000
Gulf Coast Waste Disposal Authority PCRB (Amoco Oil Remarketing Project) Series 1992 VRDN (BP Plc Obligation Guaranty)
0.14%, 5/01/09(a)	2,400	2,400,000
Harris County Cultural Education Facilities Finance Corp. RB (Texas Medical Center Project) Series 2008B-1 VRDN (JPMorgan Chase Bank LOC)
0.45%, 5/01/09(a)	4,180	4,180,000
Houston GO Series 2008 TRAN
3.00%, 6/30/09	5,000	5,010,541
San Marcos IDRB (TB Woods, Inc. Project) Series 1999 AMT VRDN (Manufacturers and Traders Trust Co. LOC)
0.78%, 5/07/09(a)	3,000	3,000,000
South Plains Housing Corp. Single Family Mortgage RB MERLOTS Trust Receipts Series 2002A-11 AMT VRDN (GNMA/FNMA Guaranty, Wachovia Bank N.A. SBPA)
0.57%, 5/07/09(a)(b)(c)	865	865,000
Texas GO Series 2008 TRAN
3.00%, 8/28/09	13,000	13,057,727
Texas GO SPEARS (Water Financial Assistance Project) Series 2008DB-499 AMT DN (Deutsche Bank A.G. SBPA)
0.61%, 5/07/09(a)(b)(c)	2,400	2,400,000

		35,963,268

Utah — 2.2%
Utah Housing Corp. Single Family Mortgage RB Series 2002B Class I AMT VRDN (WestLB A.G. SBPA)
2.10%, 5/07/09(a)	11,375	11,375,000
Weber County Hospital RB (IHC Health Services Project) Series 2000A VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA)
0.50%, 5/07/09(a)	1,400	1,400,000

		12,775,000

Virginia — 1.3%
Montgomery County IDRB (Virginia Technical Foundation Project) Series 2005 VRDN (Bank of America N.A. LOC)
0.55%, 5/01/09(a)	1,600	1,600,000
Richmond IDRB (PM Beef Co. Project) Series 1997 AMT VRDN (U.S. Bank N.A. LOC)
0.85%, 5/07/09(a)	1,400	1,400,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-16 AMT VRDN (Wachovia Bank N.A. LOC)
0.57%, 5/07/09(a)(b)(c)	45	45,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-22 AMT VRDN (Wachovia Bank N.A. LOC)
0.57%, 5/07/09(a)(b)(c)	4,405	4,405,000
Virginia Small Business Financing Authority RB (Coastal Development Group Project) Series 1989 AMT VRDN (Bank of America N.A. LOC)
1.35%, 5/07/09(a)	20	20,000

		7,470,000

Washington — 1.9%
Port of Seattle GO Municipal Trust Receipts Floaters Series 2009-2993 AMT VRDN (Morgan Stanley Municipal Funding Liquidity Facility)
0.68%, 5/07/09(a)(b)	10,000	10,000,000
Washington Housing Finance Commission Non-Profit RB (Emerald Heights Project) Series 2003 VRDN (Bank of America N.A. LOC)
0.65%, 5/01/09(a)	395	395,000

30	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (concluded)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Washington (concluded)
Yakima County Public Corp. RB (Michelsen Packaging Co. Project) Series 2000 AMT VRDN (Bank of America N.A. LOC)
0.80%, 5/07/09(a)	$220	$220,000

		10,615,000

Wisconsin — 0.7%
Marshfield Housing Authority RB (Wildwood Regency Project) Series 2003 AMT VRDN (U.S. Bank N.A. LOC)
0.92%, 5/07/09(a)	2,385	2,385,000
Milwaukee GO Series 2008 RAN
3.00%, 9/03/09	200	200,937
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT VRDN (Bank One N.A. LOC)
1.63%, 5/07/09(a)	1,680	1,680,000

		4,265,937

Total Investments (Cost $546,795,534*) — 96.1%		546,795,534
Other Assets in Excess of Liabilities — 3.9%		22,136,605

Net Assets — 100.0%		$568,932,139

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”. FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund’s investments:

Investments in Securities
Valuation Inputs	Assets
Level 1	—
Level 2	$546,795,534
Level 3	—

Total	$546,795,534

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	31

Schedule of Investments April 30, 2009 (Unaudited)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 1.6%
Lower Alabama Gas District RB Series 2007A VRDN (Societe Generale Liquidity Facility)
0.50%, 5/07/09(a)	$75,755	$75,755,000
Mobile Industrial Development Board PCRB (Alabama Power Co. Barry Plant Project) Series 2008 DN (Southern Companies Guaranty)
2.00%, 7/15/09(a)	3,900	3,900,000

		79,655,000

Alaska — 0.1%
Alaska Housing Finance Corp. RB (State Capitol Project) Series 2002C VRDN (GO of Corp. Insurance)
0.35%, 5/07/09(a)	2,225	2,225,000
Alaska Housing Finance Corp. RB Municipal Trust Receipts Floaters Series 2009-3001 VRDN (Morgan Stanley Municipal Funding Liquidity Facility)
0.63%, 5/07/09(a)(b)	5,000	5,000,000

		7,225,000

Arizona — 1.8%
Apache County IDRB (Tucson Electric Power Co. Project) Series 1985 VRDN (Wells Fargo Bank N.A. LOC)
0.49%, 5/07/09(a)	11,300	11,300,000
Arizona Sports & Tourism Authority RB (Multipurpose Stadium Project) Series 2008 VRDN (Allied Irish Bank Plc LOC)
1.55%, 5/07/09(a)	15,050	15,050,000
Chandler GO Municipal Trust Receipts Floaters Series 2007-49TP VRDN (Wells Fargo Bank N.A. Liquidity Facility)
0.58%, 5/07/09(a)(b)	775	775,000
Pima County IDA RB (Tucson Electric Power Co. Project) Series 2008 VRDN (JPMorgan Chase Bank LOC)
0.44%, 5/07/09(a)	10,200	10,200,000
Pinal County Electrical District No. 3 RB Series 2006U-1 VRDN (Bank of America N.A. SBPA)
0.73%, 5/07/09(a)(b)	11,100	11,100,000
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC)
0.50%, 5/07/09(a)	32,176	32,176,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2005-1076 VRDN (Morgan Stanley Municipal Funding Liquidity
0.65%, 5/07/09(a)(b)	4,850	4,850,000
Tempe IDRB (Arizona State University Football Brickyard Project) Series 2004A VRDN (Bank of America N.A. LOC)
0.50%, 5/07/09(a)	7,400	7,400,000

		92,851,000

Arkansas — 0.1%
Arkansas GO Series 2000A MB
5.50%, 8/01/09	2,475	2,499,526
Fort Smith Sales & Use Tax RB Series 2008 BAN
3.00%, 9/01/09	885	885,723

		3,385,249

California — 6.4%
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008A-1 VRDN (Citibank N.A. SBPA)
0.20%, 5/07/09(a)	71,700	71,700,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008B-1 VRDN (Bank of America N.A. LOC)
0.33%, 5/07/09(a)	26,075	26,075,000
California GO Municipal Trust Receipts Floaters Series 2008DCL-009 VRDN (FSA Insurance, Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility)
2.79%, 5/07/09(a)(b)	110,180	110,180,000
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2008E VRDN (Bank of America N.A. LOC)
0.40%, 5/07/09(a)	23,485	23,485,000
California Infrastructure & Economic Development Bank RB (San Francisco Ballet Assoc. Project) Series 2008 VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty)
0.40%, 5/01/09(a)	5,900	5,900,000
Golden State Tobacco Securitization Corp. Municipal Trust Receipts RB Floaters Series 2007-2213 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty)
0.78%, 5/07/09(a)(b)	9,560	9,560,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty)
0.68%, 5/07/09(a)(b)	30,300	30,300,000
Sacramento County GO Series 2008 TRAN
2.50%, 8/07/09	40,600	40,697,718
Sacramento Municipal Utility District RB Series 2008J VRDN (Bank of America N.A. LOC)
0.30%, 5/07/09(a)	8,600	8,600,000

		326,497,718

Colorado — 3.7%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 VRDN (U.S. Bank N.A. LOC)
0.67%, 5/07/09(a)	10,250	10,250,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 VRDN (U.S. Bank N.A. LOC)
0.68%, 5/07/09(a)	6,345	6,345,000
Aurora Centretech Metropolitan District GO Series 1998 VRDN (U.S. Bank N.A. LOC)
0.63%, 5/07/09(a)	3,170	3,170,000
Aurora COP Series 2008A VRDN (JPMorgan Chase Bank SBPA)
0.50%, 5/07/09(a)	5,000	5,000,000
Bachelor Gulch Metropolitan District GO Series 2004 VRDN (BBVA Bank LOC)
0.63%, 5/07/09(a)	3,330	3,330,000
Base Village Metropolitan District No. 2 RB Series 2008A VRDN (U.S. Bank N.A. LOC)
0.63%, 5/07/09(a)	4,835	4,835,000

32	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Colorado (concluded)
Base Village Metropolitan District No. 2 RB Series 2008B VRDN (U.S. Bank N.A. LOC)
0.63%, 5/07/09(a)	$6,510	$6,510,000
Colorado Educational & Cultural Facilities Authority RB (Northwest University Project) Series 2007 VRDN (Bank of America N.A. LOC)
0.47%, 5/07/09(a)	22,915	22,915,000
Colorado Educational & Cultural Facilities Authority RB (Southeastern California Conference of Seventh-Day Adventists Projects) Series 2008 VRDN (Bank of America N.A. LOC)
0.47%, 5/07/09(a)	10,000	10,000,000
Colorado Educational & Cultural Facilities Authority RB (YMCA Rockies Project) Series 2008 VRDN (Bank of America N.A. LOC)
0.45%, 5/07/09(a)	12,000	12,000,000
Colorado Health Facilities Authority RB (Convenant Retirement Project) Series 1999A VRDN (LaSalle Bank N.A. LOC)
0.47%, 5/07/09(a)	2,920	2,920,000
Colorado Health Facilities Authority RB (Fraiser Meadows Community Project) Series 2008 VRDN (JPMorgan Chase Bank LOC)
0.47%, 5/07/09(a)	8,000	8,000,000
Colorado Springs Utilities RB Series 2004A VRDN (Dexia Credit Local SBPA)
2.00%, 5/07/09(a)	24,750	24,750,000
Commerce City Northern Infrastructure General Improvement District GO Series 2008 VRDN (U.S. Bank N.A. LOC)
0.63%, 5/07/09(a)	8,625	8,625,000
Cornerstar Metropolitan District RB Series 2007 VRDN (Compass Bank LOC, BBVA Bank Guaranty)
0.63%, 5/07/09(a)	10,000	10,000,000
Denver Urban Renewal Authority Tax Increment RB Series 2008A-2 VRDN (U.S. Bank N.A. LOC)
0.50%, 5/07/09(a)	10,000	10,000,000
Meridian Health System GO Series 2009 VRDN (U.S. Bank N.A. LOC)
0.63%, 5/07/09(a)	2,135	2,135,000
Parker Automotive Metropolitan District GO Series 2005 VRDN (U.S. Bank N.A. LOC)
0.63%, 5/07/09(a)	3,500	3,500,000
Solaris Metropolitan District No. 1 RB Series 2008 VRDN (KeyBank N.A. LOC)
1.13%, 5/07/09(a)	13,720	13,720,000
Southglenn Metropolitan District RB Series 2007 VRDN (BNP Paribas LOC)
0.63%, 5/07/09(a)	3,100	3,100,000
Timnath Development Authority RB Series 2007 VRDN (BBVA Bank LOC)
0.63%, 5/07/09(a)	6,675	6,675,000
University of Colorado RB Series 2007 ROC-RR-II-R-12144 VRDN (FSA-CR, Citigroup Financial Product Liquidity Facility)
1.40%, 5/07/09(a)(b)	9,240	9,240,000

		187,020,000

Connecticut — 1.9%
Connecticut GO Series 2005A-1 VRDN (Dexia Credit Local SBPA)
1.40%, 5/21/09(a)	2,000	2,000,000
Connecticut GO Series 2009A BAN
2.00%, 4/28/10	45,000	45,679,347
Connecticut Health & Educational Facility Authority RB (New Haven Hospital Project) Series 2008-L1 VRDN (Bank of America N.A. LOC)
0.48%, 5/07/09(a)	14,330	14,330,000
Danbury GO Series 2008 BAN
3.00%, 7/30/09	37,145	37,277,881

		99,287,228

Delaware — 0.1%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 VRDN (Manufacturers and Traders Trust Co. LOC)
0.62%, 5/07/09(a)	2,235	2,235,000
Sussex County IDRB (Rehoboth Mall Project) Series 2001A VRDN (Manufacturers and Traders Trust Co. LOC)
0.62%, 5/07/09(a)	2,375	2,375,000

		4,610,000

District of Columbia — 2.6%
District of Columbia GO Municipal Trust Receipts Floaters Series 2008-2934 VRDN (HypoVereinsbank Liquidity Facility, UniCredit SpA Guaranty)
0.78%, 5/07/09(a)(b)	10,935	10,935,000
District of Columbia GO Series 2008A VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty)
1.00%, 5/07/09(a)	27,995	27,995,000
District of Columbia GO Series 2008C VRDN (Dexia Credit Local LOC)
2.47%, 5/07/09(a)	10,000	10,000,000
District of Columbia GO Series 2008D VRDN (Dexia Credit Local LOC)
2.00%, 5/07/09(a)	16,000	16,000,000
District of Columbia RB (American Assoc. Homes & Services Project) Series 2005A VRDN (Sovereign Bank LOC, Unicredito Italiano SpA LOC)
1.14%, 5/07/09(a)	11,090	11,090,000
District of Columbia RB (American University Project) 2006A VRDN (Bank of America N.A. LOC)
0.50%, 5/07/09(a)	33,000	33,000,000
District of Columbia RB (Arts & Technology Academy Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC)
0.57%, 5/07/09(a)	3,340	3,340,000
District of Columbia RB (Community Connections Real Estate Foundation Issue Project) Series 2007A VRDN (Manufacturers and Traders Trust Co. LOC)
0.57%, 5/07/09(a)	7,100	7,100,000
District of Columbia RB (Georgetown University Project) Series 2007B-1 VRDN (JPMorgan Chase Bank LOC)
0.40%, 5/07/09(a)	7,750	7,750,000

SEMI-ANNUAL REPORT	APRIL 30, 2009	33

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
District of Columbia (concluded)
District of Columbia RB (Internships & Academic Center Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC)
0.51%, 5/07/09(a)(b)	$1,700	$1,700,000
District of Columbia RB (Washington Center Internship Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC)
0.51%, 5/07/09(a)	4,000	4,000,000

		132,910,000

Florida — 6.8%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2009-1034 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility)
0.60%, 5/07/09(a)(b)	6,248	6,247,500
Brevard County Health Facilities Authority RB (Retirement Housing Foundation Project) Series 2008 VRDN (KBC Bank N.V. LOC)
0.47%, 5/07/09(a)	6,400	6,400,000
Broward County Professional Sports Facilities RB SPEARS (Civic Arena Project) Series 2008DB-487 DN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility)
0.58%, 5/07/09(a)(b)(c)	7,125	7,125,000
Citizens Property Insurance Corp. RB Municipal Trust Receipts Floaters Series 2008-46A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility)
0.63%, 5/07/09(a)(b)	6,250	6,250,000
Dade County Development Authority PCRB (Florida Power & Light Co. Project) Series 1995 VRDN
1.12%, 5/01/09(a)	1,100	1,100,000
Florida Municipal Power Agency RB (All Requirements Supply Project) Series 2008C VRDN (Bank of America N.A. LOC)
0.45%, 5/07/09(a)	33,415	33,415,000
Florida State Board of Education GO (Capital Outlay Project) Series 1998C MB
5.00%, 6/01/09	4,000	4,009,231
Florida State Board of Education GO (Capital Outlay Project) Series 2006E MB
5.00%, 6/01/09	2,580	2,586,184
Fort Pierce Redevelopment Agency RB Eclipse Funding Trust Series 2006-0130 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility)
0.51%, 5/07/09(a)(b)	3,940	3,940,000
Hernando County Water & Sewer RB Eclipse Funding Trust Series 2006-0035 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility)
0.51%, 5/07/09(a)(b)	9,875	9,875,000
Highlands County Health Facilities Authority RB (Adventist Health Systems Project) Series 2007A-2 VRDN (Adventist Health Guaranty)
0.52%, 5/07/09(a)	1,070	1,070,000
Jacksonville Electric Authority TECP
0.50%, 6/19/09	13,700	13,700,000
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank SBPA)
0.46%, 5/07/09(a)	5,000	5,000,000
JEA Electrical System RB Series 2008D-1 VRDN (Wachovia Bank N.A. SBPA)
0.48%, 5/07/09(a)	30,000	30,000,000
Lee County Healthcare Facilities IDRB (Shell Point Project) Series 2002A VRDN (Bank of America N.A. LOC)
0.50%, 5/07/09(a)	6,500	6,500,000
Martin County Health Facilities Authority RB (Martin Memorial Medical Center Project) Series 2007B VRDN (Wachovia Bank N.A. LOC)
0.47%, 5/07/09(a)	16,100	16,100,000
Miami-Dade County School Board COP Eclipse Funding Trust Series 2007A VRDN (U.S. Bank N.A. LOC)
0.51%, 5/07/09(a)(b)	2,620	2,620,000
Orange County Health Facilities Authority RB (Presbyterian Retirement Project) Series 2006A VRDN (Branch Banking & Trust Co. LOC)
0.46%, 5/07/09(a)(b)	7,700	7,700,000
Orlando & Orange County Expressway Authority RB Series 2003C-2 VRDN (FSA Insurance, Dexia Credit Local SBPA)
2.00%, 5/07/09(a)	65,900	65,900,000
Orlando & Orange County Expressway Authority RB Series 2008B-3 VRDN (Wachovia Bank N.A. LOC)
0.47%, 5/07/09(a)	20,000	20,000,000
Palm Beach County Housing Finance Authority RB (Emerald Bay Club Apartments Project) Series 2004 VRDN (Wachovia Bank N.A. LOC)
0.50%, 5/07/09(a)	9,500	9,500,000
Palm Beach County RB PUTTERS Series 2008-2622 VRDN (JPMorgan Chase Bank Liquidity Facility)
0.50%, 5/07/09(a)(b)(c)	2,765	2,765,000
Pinellas County Health Facilities Authority RB (Baycare Health System Issue Project) Series 2009A-2 VRDN (Northern Trust Co. LOC)
0.58%, 5/07/09(a)	9,750	9,750,000
Pinellas County HFA RB Series 2004A VRDN (CDC Municipal Products, Inc. SBPA, Rabobank Guaranty)
0.87%, 5/07/09(a)(b)(d)	130	130,000
South Miami Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2749 VRDN (Morgan Stanley Municipal Funding Liquidity Facility)
0.63%, 5/07/09(a)(b)	5,335	5,335,000
South Miami Health Facilities Authority RB PUTTERS (Baptist Health Project) Series 2008-2473 VRDN (JPMorgan Chase Bank Liquidity Facility)
0.50%, 5/07/09(a)(b)(c)	1,035	1,035,000
Tallahassee RB Series 2007A VRDN (MBIA Insurance, Citibank N.A. Liquidity Facility)
0.81%, 5/07/09(a)(b)	26,905	26,905,000

34	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Florida (concluded)
Tallahassee RB Series 2007 ROC-RR-II-R-12105 VRDN (MBIA Insurance, Citibank N.A. Liquidity Facility)
0.81%, 5/07/09(a)(b)	$16,450	$16,450,000
Wells Fargo Stage Trust Various States RB Municipal Trust Receipts Floaters Series 2008-65C VRDN (Wells Fargo Bank N.A. LOC)
0.63%, 5/07/09(a)(b)	28,945	28,945,000

		350,352,915

Georgia — 0.9%
Chatham County School District GO Series 1998B MB (State Aid Withholding Insurance)
5.00%, 8/01/09	1,000	1,008,536
Forsyth County Development Authority RB (Pinecrest Academy, Inc. Project) Series 2000D VRDN (Branch Banking & Trust Co. LOC)
0.51%, 5/07/09(a)	1,100	1,100,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC)
0.51%, 5/07/09(a)	3,000	3,000,000
Georgia Municipal Electric Authority (Georgia Power Co. Plant Vogtle Project) Series 2009A BAN
1.50%, 5/25/10	6,950	7,016,241
Georgia Road & Tollway Authority RB Series 2006 MB
5.00%, 6/01/09	1,500	1,504,321
Gwinnett County Hospital Authority RB (Gwinnett Hospital System Project) Series 2008C VRDN (Wachovia Bank N.A. LOC)
0.48%, 5/07/09(a)	11,925	11,925,000
Private Colleges & Universities Authority RB (Emory University Project) Series 2005C-2 VRDN
0.17%, 5/07/09(a)	19,125	19,125,000

		44,679,098

Hawaii — 0.1%
Hawaii Department of Budget & Finance RB (Hawaii Pacific Health Project) Series 2009A-2 VRDN (Union Bank N.A. LOC)
0.43%, 5/07/09(a)	2,500	2,500,000
Hawaii GO Series 2007 ROC-RR-II-R-12161 VRDN (FSA Insurance, Bank of New York Liquidity Facility)
1.39%, 5/07/09(a)(b)	3,470	3,470,000

		5,970,000

Idaho — 0.4%
Idaho GO Series 2008 TAN
3.00%, 6/30/09	6,700	6,713,849
Idaho Health Facilities Authority RB (St. Lukes Health System Project) Series 2009A VRDN (Wells Fargo Bank N.A. LOC)
0.37%, 5/07/09(a)	15,000	15,000,000

		21,713,849

Illinois — 7.0%
Chicago Board of Education GO Series 2009A-1 VRDN (Harris N.A. LOC)
0.45%, 5/07/09(a)	5,000	5,000,000
Chicago GO (Neighborhoods Alive Project) Series 2002B-4 VRDN (Bank of New York LOC)
0.37%, 5/01/09(a)	5,185	5,185,000
Chicago GO (Neighborhoods Alive Project) Series 2002B-5 VRDN (Northern Trust Co. LOC)
0.37%, 5/01/09(a)	6,450	6,450,000
Chicago GO Municipal Trust Receipts Floaters Series 2008A DN (Societe Generale LOC, Societe Generale Liquidity Facility)
0.63%, 5/07/09(a)(b)	3,270	3,270,000
Chicago Transit Authority COP Series 2008 ROC-RR-II-R-11551 VRDN (AGC-ICC Insurance, Citibank N.A. Liquidity Facility)
0.92%, 5/01/09(a)(b)	52,035	52,035,000
Cook County Township High School District Number 225 GO PUTTERS Series 2008-2445 VRDN (JPMorgan Chase & Co. Liquidity Facility)
0.50%, 5/07/09(a)(b)(c)	2,120	2,120,000
Illinois Educational Facilities Authority RB (Benedictine University Project) Series 2000 VRDN (U.S. Bank N.A. LOC)
0.47%, 5/07/09(a)	11,350	11,350,000
Illinois Educational Facilities Authority RB Macon Trust Certificates Series 2005D VRDN (Bank of America N.A. SBPA)
0.58%, 5/07/09(a)(b)	2,780	2,780,000
Illinois Finance Authority RB (Benedictine University Project) Series 2006 VRDN (U.S. Bank N.A. LOC)
0.47%, 5/07/09(a)	5,090	5,090,000
Illinois Finance Authority RB (Carle Foundation Project) Series 2009B VRDN (Northern Trust Co. SBPA)
0.40%, 5/07/09(a)	1,875	1,875,000
Illinois Finance Authority RB (Carle Foundation Project) Series 2009C VRDN (Northern Trust Co. SBPA)
0.30%, 5/07/09(a)	1,800	1,800,000
Illinois Finance Authority RB (Loyola University Health Project) Series 2006C VRDN (Charter One Bank FSB LOC)
3.00%, 5/07/09(a)	71,850	71,850,000
Illinois Finance Authority RB (Northwestern Memorial Hospital Project) Series 2009A-1 VRDN (JPMorgan Chase Bank SBPA)
0.45%, 5/01/09(a)	3,800	3,800,000
Illinois Finance Authority RB (Northwestern University Project) Series 2004A VRDN
0.50%, 5/07/09(a)	10,490	10,490,000
Illinois Finance Authority RB (Northwestern University Project) Series 2004B VRDN
0.58%, 5/07/09(a)	26,000	26,000,000
Illinois Finance Authority RB (St. Vincent Project) Series 2000 VRDN (Ascension Health Guaranty)
0.73%, 5/07/09(a)	9,400	9,400,000

SEMI-ANNUAL REPORT	APRIL 30, 2009	35

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Illinois (concluded)
Illinois GO Macon Trust Certificates Series 2006L VRDN (Bank of America N.A. SBPA)
0.58%, 5/07/09(a)(b)	$3,500	$3,500,000
Illinois Highway Authority Toll RB Series 2007A-1 VRDN (Dexia Credit Local SBPA)
1.95%, 5/07/09(a)	52,245	52,245,000
Illinois Highway Authority Toll RB Series 2008A-1 VRDN (FSA Insurance, Dexia Credit Local SBPA)
2.30%, 5/07/09(a)	40,000	40,000,000
Regional Transportation Authority RB Municipal Trust Receipts Floaters Series 2008-55A DN (Societe Generale LOC, Societe Generale Liquidity Facility)
0.63%, 5/07/09(a)(b)	2,420	2,420,000
University of Illinois COP (Infrastructure Utility Projects) Series 2004 VRDN (Bank of America N.A. LOC)
0.58%, 5/07/09(a)	40,000	40,000,000

		356,660,000

Indiana — 1.3%
Daviess County Economic Development RB (Daviess Community Hospital Project) Series 2006 VRDN (KeyBank N.A. LOC)
0.55%, 5/07/09(a)	8,075	8,075,000
Fort Wayne RB (University of St. Francis Project) Series 2008 VRDN (JPMorgan Chase Bank LOC)
0.49%, 5/07/09(a)	1,800	1,800,000
Indiana Bond Bank RB (Mid-Year Funding Program Notes Project) Series 2008A RAN (Bank of New York LOC)
3.00%, 5/28/09	16,600	16,614,149
Indiana Development Finance Authority RB (Heritage Christian School Project) Series 2003 VRDN (KeyBank N.A. LOC)
0.53%, 5/07/09(a)	7,360	7,360,000
Indiana Finance Authority RB (Hamilton Grove Project) Series 2008A VRDN (LaSalle Bank N.A. LOC)
0.47%, 5/07/09(a)	12,855	12,855,000
Indiana Finance Authority RB (Marquette Project) Series 2009A VRDN (Branch Banking & Trust Co. LOC)
0.48%, 5/07/09(a)	5,430	5,430,000
Indiana Health & Educational Facilities Financing Authority RB PUTTERS (Ascension Health Project) Series 2009-3301 VRDN (JPMorgan Chase Bank Liquidity Facility)
0.50%, 5/07/09(a)(b)(c)	5,300	5,300,000
Winona Lake Economic Development RB (Grace College Project) Series 2006 VRDN (KeyBank N.A. LOC)
1.38%, 5/07/09(a)	6,615	6,615,000

		64,049,149

Iowa — 0.5%
Iowa Finance Authority Healthcare Facilities RB (Iowa Health System Project) Series 2008A-1 VRDN (Assured Guaranty Ltd. Insurance, Landesbank Baden-Wuerttemberg Girozentrale
0.50%, 5/07/09(a)	22,000	22,000,000
Urbandale IDRB (Meredith Drive Assoc. Project) Series 1985 VRDN (Wells Fargo Bank N.A. LOC)
0.57%, 5/07/09(a)	4,500	4,500,000

		26,500,000

Kansas — 2.1%
Kansas Department of Transportation Highway RB Series 2002C-3 VRDN (Dexia Bank LOC, Landesbank Hessen-Thuringen Girozentrale LOC)
1.30%, 5/07/09(a)	46,325	46,325,000
Lenexa RB Series 2007-302 VRDN (Bank of America N.A. Liquidity Facility)
0.73%, 5/07/09(a)(b)	4,000	4,000,000
Wichita GO Series 2009-228 TRAN
0.75%, 4/08/10	59,060	59,087,190

		109,412,190

Kentucky — 0.7%
Boone County PCRB (Duke Energy Project) Series 2008A VRDN (Wells Fargo Bank N.A. LOC)
0.43%, 5/07/09(a)	7,000	7,000,000
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A VRDN (U.S. Bank N.A. LOC)
0.52%, 5/07/09(a)	3,545	3,545,000
Kentucky Asset Liability Commission GO Series 2008A TAN
3.00%, 6/25/09	6,800	6,812,282
Kentucky Economic Development Finance Authority RB (Baptist Healthcare System Project) Series 2009B-3 VRDN (Branch Banking & Trust Co. LOC)
0.43%, 5/07/09(a)	7,655	7,655,000
Lexington-Fayette Urban County Airport Board RB Series 2008B VRDN (JPMorgan Chase Bank LOC)
0.45%, 5/07/09(a)	4,400	4,400,000
Louisville and Jefferson County Metropolitan Government GO Series 2008-A BAN
2.50%, 12/01/09	8,800	8,871,432

		38,283,714

Louisiana — 0.8%
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 VRDN (Federal National Mortgage Assoc. Guaranty)
0.78%, 5/07/09(a)	5,235	5,235,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B VRDN
1.50%, 5/07/09(a)	7,500	7,500,000
Monroe Sales & Use Tax RB Series 2007A VRDN (FSA Insurance, JPMorgan Chase Bank SBPA)
2.00%, 5/07/09(a)	28,180	28,180,000

		40,915,000

36	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Maine — 0.3%
Maine School Administrative District No. 51 GO Series 2008 BAN
4.63%, 10/15/09	$14,000	$14,204,267

Maryland — 1.2%
Anne Arundel County RB Series 1996 VRDN (Manufacturers and Traders Trust Co. LOC)
0.62%, 5/07/09(a)	4,705	4,705,000
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC)
0.57%, 5/07/09(a)	1,980	1,980,000
Carroll County RB (Fairhaven & Copper Project) Series 2004B VRDN (LaSalle Bank N.A. LOC)
0.47%, 5/07/09(a)	2,000	2,000,000
Howard County RB (Bluffs Hawthorne Project) Series 1995 VRDN (Manufacturers and Traders Trust Co. LOC)
0.62%, 5/07/09(a)	3,585	3,585,000
Maryland Economic Development Corp. RB (American Health Assistance Foundation Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC)
0.62%, 5/07/09(a)	1,800	1,800,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999A VRDN (Manufacturers and Traders Trust Co. LOC)
0.57%, 5/07/09(a)(e)	2,005	2,005,000
Maryland Economic Development Corp. RB (Local Government Insurance Trust Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC)
0.57%, 5/07/09(a)	4,210	4,210,000
Maryland GO (State & Local Facility Project) Series 2006 MB
5.00%, 8/01/09	1,000	1,009,751
Maryland Health & Higher Educational Facilities Authority RB (Mercy Medical Center Issue Project) Series 2008 VRDN (Manufacturers and Traders Trust Co. LOC)
0.63%, 5/07/09(a)	29,325	29,325,000
Montgomery County Economic Development RB (Brooke Grove Foundation, Inc. Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC)
0.62%, 5/07/09(a)	7,810	7,810,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC)
0.62%, 5/07/09(a)	2,730	2,730,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC)
0.57%, 5/07/09(a)	2,400	2,400,000

		63,559,751

Massachusetts — 3.8%
Commonwealth of Massachusetts GO Series 2009H TECP (Bank of Nova Scotia LOC)
0.65%, 5/11/09	20,000	20,000,000
Massachusetts Development Finance Agency RB (Custodial Receipts Project) Series 2007-344 VRDN (Bank of America N.A. LOC, Bank of America N.A. Liquidity Facility)
0.74%, 5/07/09(a)(b)	74,815	74,815,000
Massachusetts Development Finance Agency RB (Hillside School Project) Series 2007 VRDN (Sovereign Bank LOC, JPMorgan Chase Bank LOC)
0.64%, 5/07/09(a)	9,870	9,870,000
Massachusetts GO Series 2008C RAN
4.00%, 5/29/09	21,200	21,235,831
Massachusetts Housing Finance Agency RB Series 2003F VRDN (FSA Insurance, Dexia Credit Local SBPA)
2.50%, 5/07/09(a)	58,165	58,165,000
Massachusetts Turnpike Authority RB Series 2007-48 VRDN (State Street Bank & Trust Co. Liquidity Facility)
0.68%, 5/07/09(a)(b)	8,970	8,970,000
Massachusetts Water Resources Authority RB Series 2008A VRDN (Dexia Credit Local SBPA)
1.40%, 5/07/09(a)	2,000	2,000,000
Rockport GO Series 2009 BAN
1.50%, 6/26/09	2,000	2,002,478

		197,058,309

Michigan — 1.9%
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2008B-5 VRDN (Ascension Health Guaranty)
0.36%, 5/07/09(a)	11,000	11,000,000
Michigan Municipal Bond Authority GO Series 2008A-1 RAN
3.00%, 8/20/09	15,000	15,061,491
Michigan State Hospital Finance Authority RB Series 1999 VRDN (Ascension Health Guaranty)
0.70%, 5/07/09(a)	5,000	5,000,000
Michigan State University RB Series 1998A-2 VRDN (Northern Trust Co. SBPA)
0.30%, 5/07/09(a)	4,500	4,500,000
Michigan State University RB Series 2000-2001A VRDN (Bank of America N.A. SBPA)
0.33%, 5/07/09(a)	12,000	12,000,000
Michigan Strategic Fund Ltd. Obligation RB (The Detroit Edison Company Exempt Facilities Project) Series 2008 VRDN (KeyBank N.A. LOC)
1.20%, 5/07/09(a)	4,400	4,400,000
Oakland County Economic Development Corp. RB (Pontiac Vision Schools Project) Series 2000 VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty)
1.00%, 5/07/09(a)	13,380	13,380,000
Oakland University RB Series 2008 VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty)
1.00%, 5/07/09(a)	10,880	10,880,000
Wayne County Airport Authority RB (Detroit Metropolitan Airport Project) Series 2008D VRDN (Wachovia Bank N.A. LOC)
0.40%, 5/07/09(a)	20,600	20,600,000

		96,821,491

Minnesota — 0.2%
Minneapolis GO Series 2007 MB
5.00%, 12/01/09	3,025	3,104,049

SEMI-ANNUAL REPORT	APRIL 30, 2009	37

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Minnesota (concluded)
St. Louis Park RB Series 2008B-1 VRDN (Wells Fargo Bank N.A. LOC)
0.52%, 5/07/09(a)	$7,500	$7,500,000

		10,604,049

Mississippi — 0.3%
Mississippi Business Finance Commission RB (Chevron USA, Inc. Project) Series 2007D VRDN
0.59%, 9/01/09(a)	12,500	12,500,000
Mississippi GO Series 1993B MB
5.90%, 11/15/09	2,755	2,816,904

		15,316,904

Missouri — 0.9%
Brentwood RB (Eager Road Project) Series 2007-2B VRDN (Compass Bank LOC, BBVA Bank Guaranty)
0.70%, 5/07/09(a)	13,235	13,235,000
Missouri Health & Educational Facilities Authority RB Series 2007 ROC-RR-II-R-10293 (Citigroup Financial Products Liquidity Facility)
1.10%, 5/07/09(a)(b)	2,510	2,510,000
Missouri Health & Educational Facilities Authority RB Series 2008B VRDN (Bank of America N.A. SBPA)
0.45%, 5/07/09(a)	16,700	16,700,000
Missouri Highways & Transportation Commission First Lien State Road RB Municipal Trust Receipts Floaters Series 2008-07 VRDN (Branch Banking & Trust Co. Liquidity Facility)
0.51%, 5/07/09(a)(b)	9,980	9,980,000
St. Louis GO Series 2008 TRAN
3.25%, 6/30/09	2,200	2,205,258

		44,630,258

Multi-State — 0.3%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-5001 VRDN (Rabobank International LOC, Rabobank International Liquidity Facility)
0.74%, 5/07/09(a)(b)(e)	14,500	14,500,000

Nebraska — 1.1%
Lincoln Electric Authority RB Series 2008 TECP (National Australia Bank LOC)
0.55%, 5/01/09	19,000	19,000,000
Lincoln Electric System RB Municipal Trust Receipts Floaters Series 2008-2900 VRDN (Morgan Stanley Municipal Funding Liquidity Facility)
0.63%, 5/07/09(a)(b)	8,500	8,500,000
Scotts Bluff County Hospital Authority No. 1 RB (Regional West Medical Center Project) Series 2005 VRDN (KeyBank N.A. LOC)
0.55%, 5/07/09(a)	29,700	29,700,000

		57,200,000

Nevada — 0.4%
Clark County GO PUTTERS Series 2008-3228 VRDN (JPMorgan Chase Bank Liquidity Facility)
0.50%, 5/07/09(a)(b)(c)	10,430	10,430,000
Clark County School District GO SPEARS Series 2008DBE-668 DN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility)
0.61%, 5/07/09(a)(b)(c)	7,125	7,125,000
Reno Hospital RB (Home Owner & Renovation Regulated Medical Center Project) Series 2009A VRDN (Wells Fargo Bank N.A. LOC)
0.40%, 5/07/09(a)	5,500	5,500,000

		23,055,000

New Hampshire — 1.5%
New Hampshire Business Finance Authority RB (Alice Peck Day Health Systems Project) Series 2008 VRDN (TD Banknorth N.A. LOC)
0.45%, 5/07/09(a)	6,000	6,000,000
New Hampshire Business Finance Authority RB (Huggins Hospital Project) Series 2007 VRDN (TD Banknorth N.A. LOC)
0.58%, 5/07/09(a)	10,000	10,000,000
New Hampshire Business Finance Authority RB (Littleton Regional Hospital Project) Series 2007 VRDN (TD Banknorth N.A. LOC)
0.58%, 5/01/09(a)	17,700	17,700,000
New Hampshire Business Finance Authority RB (MonaVRDNock Community Hospital Project) Series 2007 VRDN (TD Banknorth N.A. LOC)
0.58%, 5/01/09(a)	19,790	19,790,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005A VRDN (TD Banknorth N.A. LOC)
0.68%, 5/07/09(a)	3,900	3,900,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005B VRDN (TD Banknorth N.A. LOC)
0.66%, 5/07/09(a)	4,245	4,245,000
New Hampshire Health & Education Facilities Authority RB (RiverWoods-Exeter Project) Series 2008 VRDN (Bank of America N.A. LOC)
0.47%, 5/07/09(a)	15,000	15,000,000

		76,635,000

New Jersey — 0.9%
Cliffside Park GO Series 2009 BAN
1.50%, 3/26/10	4,606	4,641,254
New Jersey Economic Development Authority RB (Cedar Crest Village, Inc. Project) Series 2006B VRDN (Bank of New York LOC)
0.34%, 5/07/09(a)	15,500	15,500,000
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2009-3008 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty)
0.78%, 5/07/09(a)(b)	10,000	10,000,000

38	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value

Municipal Bonds
New Jersey (concluded)
New Jersey Tobacco Settlement Financing Corp. RB Municipal Trust Receipts Floaters Series 2008-2955 (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty)
1.25%, 5/07/09(a)(b)	$10,000	$10,000,000
New Jersey Tobacco Settlement Financing Corp. RB Municipal Trust Receipts Floaters Series 2008-2959 (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty)
1.25%, 5/07/09(a)(b)	5,200	5,200,000

		45,341,254

New Mexico — 0.2%
New Mexico State Hospital Equipment Loan Council RB Series 2008C VRDN (Wells Fargo Bank N.A. SBPA)
0.40%, 5/07/09(a)	10,000	10,000,000

New York — 5.3%
Cohoes Industrial Development Agency RB (Eddy Cohoes Project) Series 2008 VRDN (Bank of America N.A. LOC)
0.37%, 5/07/09(a)	7,600	7,600,000
Hudson Yards Infrastructure Corp. RB Eagle Trust Receipts Series 2007A VRDN (FSA Insurance, Citibank N.A. Liquidity Facility, Citibank N.A. Guaranty)
0.96%, 5/07/09(a)(b)	18,120	18,120,000
Metropolitan Transportation Authority RB (Dedicated Tax Fund Project) Series 2002B VRDN (FSA Insurance, Dexia Credit Local SBPA)
2.50%, 5/07/09(a)	65,000	65,000,000
Metropolitan Transportation Authority RB Series 1997C-1 MB
5.38%, 7/01/09	1,000	1,005,902
Metropolitan Transportation Authority RB Series 2008A ROC-RR-II-R-10378 VRDN (FSA Insurance, Citibank N.A. SBPA)
0.91%, 5/07/09(a)(b)	21,860	21,860,000
Nassau County Interim Finance Authority RB (Sales Tax Secured Project) Series 2008B VRDN (KBC Bank N.V. SBPA)
0.27%, 5/07/09(a)	16,000	16,000,000
New York City GO Series 2005E-3 VRDN (Bank of America N.A. LOC)
0.42%, 5/07/09(a)	1,255	1,255,000
New York City Transitional Finance Authority RB (Future Tax Secured Project) Series 2001A VRDN (JPMorgan Chase Bank SBPA)
0.25%, 5/07/09(a)	53,700	53,700,000
New York Dormitory Authority RB (Beverwyck, Inc. Project) Series 1995 VRDN (Fleet National Bank LOC)
0.40%, 5/07/09(a)	2,600	2,600,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Banknorth N.A. LOC)
0.44%, 5/07/09(a)	3,300	3,300,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2F VRDN (JPMorgan Chase Bank SBPA)
0.40%, 5/07/09(a)	9,890	9,890,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003 VRDN (JPMorgan Chase Bank SBPA)
0.50%, 5/07/09(a)	10,515	10,515,000
New York Dormitory Authority RB (Wagner College Project) Series 2009 VRDN (TD Bank N.A. LOC)
0.38%, 5/07/09(a)	4,000	4,000,000
New York Local Government Assistance Corp. RB Series 1993A VRDN (Bayerische Landesbank Girozentrale LOC)
0.33%, 5/07/09(a)	10,800	10,800,000
New York Urban Development Corp. RB Series 2004 VRDN (Dexia Credit Local SBPA)
3.00%, 5/01/09(a)	15,000	15,000,000
Triborough Bridge & Tunnel Authority RB PUTTERS Series 2003-342 VRDN (JPMorgan Chase Bank Liquidity Facility)
0.82%, 5/07/09(a)(b)(c)	7,055	7,055,000
Triborough Bridge & Tunnel Authority RB Series 2003B VRDN (GO of Authority Insurance, Dexia Credit Local SBPA)
1.30%, 5/07/09(a)	9,500	9,500,000
Troy IDA Civic Facility RB (Rensselaer Polytechnic Institute Project) Series 2002C VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty)
0.43%, 5/07/09(a)	16,500	16,500,000

		273,700,902

North Carolina — 3.2%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1015 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility)
0.60%, 5/07/09(a)	18,000	18,000,000
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1021 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility)
0.60%, 5/07/09(a)(b)	8,600	8,600,000
Fayetteville Public Works Commission RB Series 2003A VRDN (FSA Insurance, Dexia Credit Local SBPA)
2.00%, 5/07/09(a)	14,285	14,285,000
Guilford County Industrial Facilities PCRB (Recreational Facilities-YMCA Project) Series 2002 VRDN (Branch Banking & Trust Co. LOC)
0.51%, 5/07/09(a)	265	265,000
Mecklenburg County COP Series 2006 VRDN (Branch Banking & Trust SPBA)
0.48%, 5/07/09(a)	9,600	9,600,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC)
0.51%, 5/07/09(a)	7,140	7,140,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC)
0.51%, 5/07/09(a)	4,000	4,000,000

SEMI-ANNUAL REPORT	APRIL 30, 2009	39

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)
		Value
Municipal Bonds
North Carolina (concluded)
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Lake Norman Charter School Project) Series 2008A VRDN (Wachovia Bank N.A. LOC)
0.52%, 5/07/09(a)	$19,500	$19,500,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Lake Norman Charter School Project) Series 2008B VRDN (Wachovia Bank N.A. LOC)
0.72%, 5/07/09(a)	500	500,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Summit School, Inc. Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC)
0.51%, 5/07/09(a)	3,000	3,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC)
0.51%, 5/07/09(a)	2,320	2,320,000
North Carolina GO Series 2004A MB
5.00%, 3/01/10	4,000	4,151,604
North Carolina Medical Care Commission Health Care Facilities RB (Carolina Meadows, Inc. Project) Series 2004 VRDN (Allied Irish Bank Plc LOC)
0.50%, 5/07/09(a)	18,775	18,775,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001A VRDN (JPMorgan Chase & Co. SBPA)
0.54%, 5/07/09(a)	8,250	8,250,000
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC)
0.51%, 5/07/09(a)	2,950	2,950,000
North Carolina Medical Care Commission Retirement Facilities RB (United Church Homes & Services Project) Series 2007 VRDN (Branch Banking & Trust Co. LOC)
0.51%, 5/07/09(a)	7,000	7,000,000
North Carolina State University Raleigh RB Series 2003B VRDN (Bayerische Landesbank Girozentrale LOC)
0.41%, 5/07/09(a)	4,500	4,500,000
University of North Carolina RB Eagle Trust Receipts Series 2005A VRDN (Citibank N.A. Liquidity Facility)
0.65%, 5/07/09(a)(b)	10,000	10,000,000
University of North Carolina RB P-Float Trust Receipts (Chapel Hill Project) Series 2008-4626 VRDN (PB Capital Corp. Liquidity Facility)
0.64%, 5/07/09(a)(b)	17,145	17,145,000
Wake County GO Series 2008 BAN
3.50%, 10/15/09	6,000	6,048,587

		166,030,191

North Dakota — 0.2%
Cass County Health Care Facilities RB (Essentia Health Obligated Group Project) Series 2008A-1 VRDN (U.S. Bank N.A. SBPA)
0.50%, 5/07/09(a)	10,180	10,180,000

Ohio — 7.0%
Akron, Bath and Copley Joint Township Hospital District Hospital Facilities RB (Summa Health System Obligated Group Project) Series 2004 VRDN (JPMorgan Chase Bank LOC)
0.50%, 5/07/09(a)	33,915	33,915,000
American Municipal Power, Inc. GO Series 2007 TECP (JPMorgan Chase Bank LOC)
0.45%, 5/05/09	27,250	27,250,000
Beavercreek School District GO (School Improvement Project) Series 2008 BAN
2.00%, 8/18/09	2,500	2,505,931
Beavercreek School District GO (School Improvement Project) Series 2009 BAN
2.00%, 8/18/09	9,805	9,844,721
Butler County Healthcare Facilities RB (LifeSphere Project) Series 2007 VRDN (U.S. Bank N.A. LOC)
0.50%, 5/07/09(a)	1,685	1,685,000
Cleveland Waterworks RB Series 2009 DN (BNP Paribas LOC)
0.30%, 5/07/09(a)	6,500	6,500,000
Cleveland Waterworks RB Series 2009S VRDN (Allied Irish Bank Plc LOC)
0.58%, 5/07/09(a)	9,000	9,000,000
Clinton Massie Local School District GO Series 2008 BAN
3.13%, 11/18/09	2,025	2,030,699
Columbus GO (Sanitary Sewer Project) Series 2006-1 VRDN
0.20%, 5/07/09(a)	7,840	7,840,000
Columbus Sewerage System RB PUTTERS Series 2008-2456 VRDN (JPMorgan Chase Bank Liquidity Facility)
0.50%, 5/07/09(a)(b)(c)	1,400	1,400,000
Columbus Sewerage System RB Series 2008B VRDN
0.28%, 5/07/09(a)	3,060	3,060,000
Cuyahoga Community College District GO Series 2008B TAN
2.50%, 7/01/09	3,000	3,006,246
Cuyahoga County Civic Facilities RB (Fairfax Development Corp. Project) Series 2001 VRDN (KeyBank N.A. LOC)
1.40%, 5/07/09(a)	4,100	4,100,000
Cuyahoga County Economic Development RB (Cleveland Hearing & Speech Project) Series 2008 VRDN (KeyBank N.A. LOC)
0.98%, 5/07/09(a)	3,300	3,300,000
Cuyahoga County GO Series 2008 BAN
2.50%, 12/23/09	7,000	7,064,903
Delaware County Port Authority Economic Development RB (The Columbus Zoological Park Assoc. Project) Series 2006 VRDN (JPMorgan Chase Bank LOC)
0.51%, 5/07/09(a)	1,850	1,850,000
Dublin School District GO (School Construction Project) Series 2009 BAN
2.00%, 10/15/09	3,750	3,773,103
Franklin County Hospital RB (Nationwide Children’s Hospital Project) Series 2008F VRDN (JPMorgan Chase Bank SBPA)
0.46%, 5/07/09(a)	17,855	17,855,000

40	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio (concluded)
Hamilton County Healthcare Facilities RB (Import-Episcopal Project) Series 2005A VRDN (KeyBank N.A. LOC)
0.60%, 5/07/09(a)	$4,540	$4,540,000
Hamilton County Hospital Facilities RB (Drake Center, Inc. Project) Series 1999A VRDN (U.S. Bank N.A. LOC)
0.51%, 5/07/09(a)	280	280,000
Huber Heights School District GO (School Improvement Project) Series 2009 BAN
2.00%, 8/18/09	16,900	16,942,951
Kent State University General Receipts RB Series 2009 VRDN (JPMorgan Chase Bank LOC)
0.35%, 5/01/09(a)	10,000	10,000,000
Lucas County GO (Convention Center Project) Series 2009 BAN
2.00%, 4/21/10	8,630	8,713,096
Lucas County GO Series 2008 BAN
3.00%, 7/30/09	7,500	7,523,634
Nordonia Hills Local School District GO Series 2008 BAN
2.38%, 6/23/09	1,300	1,302,114
Ohio GO (Adjustment Common School Project) Series 2006B VRDN
0.30%, 5/07/09(a)	3,675	3,675,000
Ohio Air Quality Development Authority PCRB (FirstEnergy Generation Corp. Project) Series 2006A VRDN (KeyBank N.A. LOC)
1.20%, 5/07/09(a)	37,100	37,100,000
Ohio Air Quality Development Authority PCRB (FirstEnergy Generation Corp. Project) Series 2008B VRDN (Bank of America N.A. LOC)
0.45%, 5/07/09(a)	20,000	20,000,000
Ohio Building Authority RB (Adult Correctional Facility Project) Series 2000 MB
5.75%, 4/01/10	7,000	7,407,156
Ohio Building Authority RB (State Highway Safety Building Project) Series 2004B MB
5.00%, 10/01/09	1,000	1,017,821
Ohio GO (Highway Capital Improvement & Buckeye Savers Bond Project) Series 2008L MB
4.00%, 5/01/09	4,500	4,500,000
Ohio GO PUTTERS Series 2002-306 VRDN (JPMorgan Chase Bank Liquidity Facility)
0.50%, 5/07/09(a)(b)(c)	1,600	1,600,000
Ohio Higher Educational Facility Community RB Eclipse Funding Trust (University of Dayton Project) Series 2006-0107 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility)
0.51%, 5/07/09(a)(b)	1,300	1,300,000
Ohio Higher Educational Facility RB (Ashland University Project) Series 2004 VRDN (KeyBank N.A. LOC)
1.25%, 5/07/09(a)	9,820	9,820,000
Ohio Higher Educational Facility RB (Case Western Reserve University Project) Series 2008A VRDN (Allied Irish Bank Plc LOC)
1.75%, 5/07/09(a)	12,500	12,500,000
Ohio Higher Educational Facility RB (Case Western Reserve University Project) Series 2008B-1 VRDN (Bank of America N.A. LOC)
0.23%, 5/07/09(a)	5,800	5,800,000
Ohio Higher Educational Facility RB (University Hospital Health System, Inc. Project) Series 2008C VRDN (Wells Fargo Bank N.A. LOC)
0.39%, 5/07/09(a)	4,300	4,300,000
Ohio RB (Major New State Infrastructure Project) Series 2002 MB
5.00%, 6/15/09	2,535	2,548,922
Ohio Water Development Authority PCRB (First Energy Corp. Project) Series 2003 MB
5.00%, 12/01/09	5,015	5,146,529
Ohio Water Development Authority RB (Water Quality Project) Series 2005B MB
5.00%, 12/01/09	3,200	3,283,765
Sylvania Township GO (Various Purpose Improvement Project) Series 2009 BAN
1.25%, 3/26/10	6,800	6,834,692
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC, Manufacturers and Traders Trust Co. SBPA)
0.63%, 5/07/09(a)	11,100	11,100,000
University of Akron General Receipts RB Series 2008C-1 VRDN (Assured Guaranty Ltd. Insurance, Dexia Credit Local SBPA)
2.25%, 5/07/09(a)	10,995	10,995,000
University of Cincinnati General Receipts RB Series 2008H BAN
2.00%, 12/18/09	8,000	8,039,998
Wadsworth School District GO Series 2008 BAN
2.13%, 7/01/09	4,000	4,005,827
Wood County Facilities Import Piping Industry RB Series 2001 VRDN (KeyBank N.A. LOC)
1.70%, 5/07/09(a)	1,405	1,405,000

		357,662,108

Oregon — 0.2%
Oregon Department of Transportation Highway User Tax RB Series 2006B-2 VRDN (Dexia Credit Local Liquidity Facility)
1.50%, 5/07/09(a)	8,100	8,100,000
Oregon Facilities Authority RB (PeaceHealth Project) Series 2008C VRDN (Wells Fargo Bank N.A. LOC)
0.47%, 5/07/09(a)	2,000	2,000,000

		10,100,000

Pennsylvania — 3.4%
Berks County Municipal Authority RB (Reading Hospital & Medical Center Project) Series 2009A-2 VRDN (Branch Banking & Trust SBPA)
0.46%, 5/07/09(a)	15,000	15,000,000
Blair County Industrial Development Authority RB (Homewood at Martinsburg Project) Series 2004 VRDN (Manufacturers and Traders Trust Co. LOC)
0.62%, 5/07/09(a)	6,850	6,850,000
Butler County Hospital Authority RB (Butler Health System Project) Series 2009A VRDN (Branch Banking & Trust Co. LOC)
0.50%, 5/07/09(a)	4,500	4,500,000
Butler County IDA RB (Concordia Lutheran Project) Series 2004A VRDN (Bank of America N.A. LOC)
0.47%, 5/07/09(a)	2,240	2,240,000

SEMI-ANNUAL REPORT	APRIL 30, 2009	41

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (concluded)
Cumberland County Municipal Authority RB (Asbury Obligated Group Project) Series 2006 VRDN (KBC Bank N.V. LOC)
0.47%, 5/07/09(a)	$20,000	$20,000,000
Montgomery County IDRB (Fountain Life Christian Project) Series 2007A VRDN (Bank of America N.A. LOC)
0.69%, 5/07/09(a)	3,220	3,220,000
Moon IDRB (Providence Point Project) Series 2007 VRDN (Bank of Scotland LOC)
0.70%, 5/07/09(a)	6,680	6,680,000
Pennsylvania Higher Educational Facilities Authority RB (St. Joseph’s University Project) Series 1998C-4 VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty)
0.53%, 5/07/09(a)	9,000	9,000,000
Philadelphia Airport RB P-Float Trust Receipts Series 2005-3077 AMT TECP (Merrill Lynch Capital Services SBPA)
0.65%, 5/15/09	20,000	20,000,000
Philadelphia GO Series 2007B VRDN (FSA Insurance, Dexia Credit Local SBPA)
3.50%, 5/07/09(a)	50,150	50,150,000
Philadelphia GO Series 2008A TRAN
3.50%, 6/30/09	17,000	17,041,599
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 VRDN (Manufacturers and Traders Trust Co. LOC)
0.62%, 5/07/09(a)	12,600	12,600,000
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 VRDN (Manufacturers and Traders Trust Co.)
0.57%, 5/07/09(a)	3,150	3,150,000
York General Authority RB (Strand Capital Performing Arts Center Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC)
0.62%, 5/07/09(a)	1,470	1,470,000

		171,901,599

Puerto Rico — 2.3%
Commonwealth of Puerto Rico Highway & Transportation Authority RB Series 2008 ROC-RR-II-R-10327CE VRDN (Citigroup Financial Products Liquidity Facility,
2.35%, 5/07/09(a)(b)	110,700	110,700,000
Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2008-2936 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty)
0.78%, 5/07/09(a)(b)	6,350	6,350,000

		117,050,000

Rhode Island — 0.8%
Bristol GO Series 2009 BAN
2.25%, 2/17/10	2,000	2,015,787
East Greenwich Township GO Series 2009 BAN
2.00%, 4/28/10	7,260	7,349,313
Narragansett Bay Commission RB Series 2007 ROC-RR-II-R-780PB VRDN (PB Capital Corp. Liquidity Facility)
0.98%, 5/07/09(a)(b)	3,755	3,755,000
Rhode Island & Providence Plantations GO Series 2008 TAN
3.50%, 6/30/09	30,000	30,063,521

		43,183,621

South Carolina — 2.3%
Beaufort County GO Series 2009 BAN
1.75%, 3/10/10	20,000	20,192,602
Piedmont Municipal Power Agency RB Series 2008 VRDN (Dexia Credit Local SBPA)
2.00%, 5/07/09(a)	52,500	52,500,000
Richland County Recreational District GO Series 2008 BAN
2.75%, 11/19/09	10,000	10,058,221
South Carolina Jobs-Economic Development Authority RB (UMA Refinance Project) Series 2008 VRDN (Wachovia Bank N.A. LOC)
0.45%, 5/07/09(a)(b)	21,585	21,585,000
York County School District No. 3 GO Series 2008 BAN
2.50%, 10/01/09	12,500	12,554,905

		116,890,728

Tennessee — 4.2%
Blount County Public Building Authority RB (Local Government Public Improvement Project) Series 2009E-8-A VRDN (Branch Banking & Trust Co. LOC)
0.49%, 5/07/09(a)	5,000	5,000,000
Clarksville Public Building Authority Pooled Financing RB (Tennessee Municipal Bond Fund Project) Series 2008 VRDN (Bank of America N.A. LOC)
0.45%, 5/01/09(a)	26,500	26,500,000
Clarksville Public Building Authority RB Series 2004 VRDN (Bank of America N.A. LOC)
0.45%, 5/01/09(a)	10,000	10,000,000
Memphis GO Series 2009 BAN
2.00%, 5/18/10	5,180	5,255,524
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Project) Series 2001 VRDN
0.78%, 5/07/09(a)	14,000	14,000,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC)
0.50%, 5/07/09(a)	9,975	9,975,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 2008 VRDN (Bank of America N.A. LOC)
0.45%, 5/01/09(a)	1,000	1,000,000
Municipal Energy Acquisition Corp. of Tennessee Gas RB PUTTERS Series 2006-1578 VRDN (JPMorgan Chase & Co. Liquidity Facility)
0.57%, 5/07/09(a)(b)(c)	119,355	119,355,000

42	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Tennessee (concluded)
Tennergy Corp. Gas RB BNP Paribas STARS Certificates Trust Series 2006-001 VRDN (BNP Paribas Liquidity Facility)
0.57%, 5/07/09(a)(b)	$26,530	$26,530,000

		217,615,524

Texas — 7.9%
Capital Area Cultural Education Facilities Finance Corp. RB (Roman Catholic Diocese Project) Series 2005 VRDN (Wachovia Bank N.A. LOC)
0.47%, 5/07/09(a)	14,900	14,900,000
Conroe ISD GO PUTTERS (School Building Project) Series 2008-2487 VRDN (PSF-GTD Insurance, JPMorgan Chase Bank Liquidity Facility)
0.52%, 5/07/09(a)(b)(c)	1,000	1,000,000
Fort Bend GO Citi Trust Receipts TOB Series 2003-46A VRDN (Societe Generale Liquidity Facility)
0.82%, 5/07/09(a)(b)	4,500	4,500,000
Fort Bend ISD GO PUTTERS Series 2008-2852 VRDN (PSF-GTD Insurance, JPMorgan Chase Bank Liquidity Facility)
0.58%, 5/07/09(a)(b)(c)	1,800	1,800,000
Harris County Flood Control District GO Series 2009 ROC-RR-II-R-10396 DN (Citibank N.A. SBPA)
0.64%, 5/07/09(a)(b)	50,600	50,600,000
Harris County Health Facilities Development Corp. RB (St. Luke’s Episcopal Hospital Project) Series 2001B VRDN (Multiple SBPA)
0.45%, 5/01/09(a)	35,000	35,000,000
Harris County RB Series 2007 ROC-RR-II-R-12038 VRDN (FSA Insurance, Citigroup Financial Products Liquidity Facility)
1.40%, 5/07/09(a)(b)	5,580	5,580,000
Houston ISD GO (Schoolhouse Project) Series 2004 MB (PSF-GTD Insurance, Bank of America N.A. SBPA)
1.85%, 6/15/09(a)	10,000	10,000,000
Houston ISD GO Eagle Trust Receipts Series 2008-0018A VRDN (PSF Insurance, Citigroup Financial Products Liquidity Facility)
1.10%, 5/07/09(a)(b)	4,950	4,950,000
Houston ISD GO PUTTERS Series 2008-2801 VRDN (PSF Insurance, JPMorgan Chase Bank Liquidity Facility)
0.52%, 5/07/09(a)(b)(c)	6,455	6,455,000
Hutto Independent School District GO Municipal Trust Receipts Floaters Series 2009-2999 VRDN (PSF-GTD Insurance, Morgan Stanley Municipal Funding Liquidity Facility)
0.63%, 5/07/09(a)(b)	21,130	21,130,000
Judson ISD GO Municipal Trust Receipts Floaters Series 2007-1859 VRDN (PSF-GTD Insurance, Wells Fargo Bank N.A. Liquidity Facility)
0.51%, 5/07/09(a)(b)	3,940	3,940,000
Lamar Consolidation ISD GO Series 2007 ROC-RR-II-R-10276 VRDN (PSF-GTD Insurance, Citigroup Financial Products Liquidity Facility)
1.10%, 5/07/09(a)(b)	5,120	5,120,000
Lamar Consolidation ISD GO SPEARS Series 2008DB-512 DN (PSF-GTD Insurance, Deutsche Bank A.G. Liquidity Facility)
0.58%, 5/07/09(a)(b)(c)	3,235	3,235,000
Lovejoy ISD GO SPEARS (School Building Project) Series 2008DB-514 DN (PSF-GTD Insurance, Deutsche Bank A.G. Liquidity Facility)
0.58%, 5/07/09(a)(b)(c)	3,270	3,270,000
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 VRDN (Chevron Corp. Guaranty)
0.62%, 5/07/09(a)	10,000	10,000,000
North East ISD GO Series 2000 SG-143 VRDN (PSF-GTD Insurance, Societe Generale Liquidity Facility)
0.63%, 5/07/09(a)(b)	4,515	4,515,000
Port of Port Arthur Navigation District RB (Atofina Project) Series 2002C VRDN (Total Fina Elf S.A. Guaranty)
0.55%, 5/07/09(a)	1,500	1,500,000
San Antonio RB Series 2001 MB
5.50%, 2/01/10	3,810	3,950,277
San Antonio RB Series 2008 VRDN (Wachovia Bank N.A. LOC)
0.48%, 5/07/09(a)	44,000	44,000,000
Tarrant County GO Series 2008 BAN
3.50%, 7/15/09	4,675	4,690,771
Texas GO Eagle Trust Receipts Series 2006A-0126 VRDN (Citibank N.A. Liquidity Facility)
0.65%, 5/07/09(a)(b)	5,700	5,700,000
Texas GO PUTTERS Series 2008-2568 VRDN (JPMorgan Chase Bank Liquidity Facility)
0.50%, 5/07/09(a)(b)(c)	2,800	2,800,000
Texas GO Series 2006-0122 VRDN (Citibank N.A. Liquidity Facility)
0.65%, 5/07/09(a)(b)	7,650	7,650,000
Texas GO Series 2008 TRAN
3.00%, 8/28/09	77,800	78,153,898
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 ROC-RR-II-R-10014 VRDN (Dexia Credit Local Liquidity Facility)
1.09%, 5/07/09(a)(b)	44,400	44,400,000
Texas Public Finance Authority GO Series 2009 TECP
0.60%, 6/02/09	13,700	13,700,000
University of Texas Series 2009 TECP
0.80%, 6/12/09	11,500	11,500,000

		404,039,946

Utah — 1.2%
Intermountain Power Agency Power Supply RB Series 1985E VRDN (Morgan Stanley Bank SBPA)
0.68%, 5/07/09(a)	4,800	4,800,000
Intermountain Power Agency Power Supply RB Series 2009F VRDN (Morgan Stanley Investment Liquidity Facility)
0.60%, 5/07/09(a)	11,500	11,500,000
Murray City Hospital RB (IHC Health Services, Inc. Project) Series 2003D VRDN (IHC Health Guaranty)
0.45%, 5/07/09(a)	30,000	30,000,000

SEMI-ANNUAL REPORT	APRIL 30, 2009	43

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Utah (concluded)
Utah GO Series 2001B MB
4.50%, 7/01/09	$2,000	$2,009,593
Utah Transportation Authority Sales Tax RB P-Float Trust Receipts Series 2008-4626 VRDN (FSA Insurance, PB Capital Corp. Liquidity Facility)
0.89%, 5/07/09(a)(b)	13,420	13,420,000

		61,729,593

Vermont — 0.7%
Vermont Educational & Health Buildings Financing Agency RB (Landmark College Project) Series 2009A VRDN (TD Bank N.A. LOC)
0.50%, 5/01/09(a)	3,000	3,000,000
Vermont Educational & Health Buildings Financing Agency RB (Mt. Ascutney Hospital Project) Series 2005A VRDN (TD Banknorth N.A. LOC)
0.66%, 5/07/09(a)	4,830	4,830,000
Vermont Educational & Health Buildings Financing Agency RB (Porter Hospital Project) Series 2005A VRDN (TD Banknorth N.A. LOC)
0.68%, 5/07/09(a)	3,800	3,800,000
Winooski Special Obligation Bonds Series 2006A VRDN (TD Banknorth N.A. LOC)
0.58%, 5/01/09(a)	22,300	22,300,000

		33,930,000

Virginia — 0.8%
Chesterfield Health Center Commission Residential Care Facility RB (Lucy Corr Village Project) Series 2008B VRDN (Branch Banking & Trust Co. LOC)
0.51%, 5/07/09(a)	2,400	2,400,000
Fairfax County Economic Development Authority RB (Retirement Greenspring Project) Series 2006B VRDN (Wachovia Bank N.A. LOC)
0.47%, 5/07/09(a)	24,845	24,845,000
Hanover County IDA Residential Care Facility RB (Covenant Woods Project) Series 1999 VRDN (Branch Banking & Trust Co. LOC)
0.51%, 5/07/09(a)	3,350	3,350,000
University of Virginia Series 2009 TECP
0.40%, 6/15/09	10,000	10,000,000
Virginia Resources Authority Clean Water RB Municipal Trust Receipts Floaters Series 2007-1860 VRDN (Wells Fargo Bank N.A. LOC)
0.51%, 5/07/09(a)(b)	1,115	1,115,000

		41,710,000

Washington — 1.3%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-2 VRDN (Branch Banking & Trust Co. Liquidity Facility)
0.51%, 5/07/09(a)(b)	5,322	5,322,500
King County Public Hospital District No. 1 GO SPEARS Series 2008DB-614 DN (Assured Guaranty Ltd. Insurance, Deutsche Bank A.G. Liquidity Facility)
0.58%, 5/07/09(a)(b)(c)	3,925	3,925,000
NJB Properties RB (King County Washington Project) Eclipse Funding Trust Series 2007-0106 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility)
0.51%, 5/07/09(a)(b)	3,385	3,385,000
Seattle GO Municipal Securities Trust Certificates Series 2003 SGA-142 VRDN (Societe Generale SBPA)
0.51%, 5/07/09(a)(b)	4,000	4,000,000
Seattle Housing Authority RB (Wedgewood Estates Project) Series 2001 VRDN (KeyBank N.A. LOC)
1.50%, 5/07/09(a)	2,750	2,750,000
Seattle RB (Seattle Library Facility Project) Series 1999A MB
5.38%, 12/01/09	2,000	2,047,455
Washington GO Series 2007 ROC-RR-II-R-12002 VRDN (Citigroup Financial Products Liquidity Facility)
1.10%, 5/07/09(a)(b)	33,295	33,295,000
Washington Health Care Facilities Authority RB (Overlake Hospital Medical Center Project) Series 2005C-2 VRDN (KeyBank N.A. LOC)
1.20%, 5/07/09(a)	10,000	10,000,000

		64,724,955

West Virginia — 0.2%
West Virginia Economic Development Authority PCRB (Ohio Power Co. Sporn Project) Series 2008C VRDN (JPMorgan Chase Bank LOC)
0.47%, 5/07/09(a)	8,000	8,000,000

Wisconsin — 3.2%
Milwaukee GO Series 2008 RAN
3.00%, 9/03/09	1,500	1,507,025
Wisconsin GO Series 2008 TAN
3.00%, 6/15/09	80,500	80,628,294
Wisconsin Health & Educational Facilities Authority RB (Acension Health Project) Series 2002 MB
0.60%, 5/07/09(a)	8,500	8,500,000
Wisconsin Health & Educational Facilities Authority TECP
0.55%, 6/02/09	17,500	17,500,000
Wisconsin Petroleum TECP
0.60%, 7/13/09	10,000	10,000,000
Wisconsin TECP
0.60%, 7/07/09	36,375	36,375,000
0.65%, 7/14/09	10,590	10,590,000

		165,100,319

Wyoming — 0.4%
Wyoming Community Development Authority Single Family Mortgage RB Series 2002A VRDN (Westdeutsche Landesbank SBPA)
2.75%, 5/07/09(a)	19,850	19,850,000

Total Investments (Cost $4,944,302,879*) — 96.5%		4,944,302,879
Other Assets in Excess of Liabilities — 3.5%		178,668,149

Net Assets — 100.0%		$5,122,971,028

*	Cost for federal income tax purposes is $4,944,381,422.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

44	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (concluded)	MuniFund

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	Investments in companies considered to be an affiliate, which acts as a remarketing agent for the security, during the period November 1, 2008 to December 31, 2008, of the Fund were as follows:

Affiliate	Net Activity	Interest Income
Pinellas County HFA RB Series 2004A VRDN (CDC Municipal Products, Inc. SBPA, Rabobank Guaranty)	$(2,000,000)	$2,751

(e)	Restricted securities as to resale, representing 0.3% of net assets, were as follows:

Issue	Acquisition Date	Cost	Value
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999A VRDN (Manufacturers and Traders Trust Co. LOC) 0.57%, 5/07/09	12/14/07	$2,005,000	$2,005,000
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-5001 VRDN (Rabobank International LOC, Rabobank International Liquidity Facility) 0.74%, 5/07/09	12/03/08	14,500,000	14,500,000

Total		$16,505,000	$16,505,000

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”. FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund’s investments:

Investments in Securities
Valuation Inputs	Assets
Level 1	—
Level 2	$4,944,302,879
Level 3	—

Total	$4,944,302,879

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	45

Schedule of Investments April 30, 2009 (Unaudited)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California — 95.8%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek At Union City Project) Series 2008A VRDN (Bank of America N.A. SBPA)
0.40%, 5/01/09(a)	$14,100	$14,100,000
Acalanes Union High School District GO Series 2009A BAN
3.25%, 4/01/10	825	843,005
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Project) Series 1998F VRDN (Kredietbank N.V. LOC)
0.50%, 5/07/09(a)	500	500,000
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Project) Series 2005M VRDN (Bank of Nova Scotia LOC)
0.45%, 5/07/09(a)	1,600	1,600,000
Anaheim Public Financing Authority Lease RB SPEARS (Anaheim Public Improvements Project) Series 2008DB-665 DN (Deutsche Bank A.G. Liquidity Facility)
0.55%, 5/07/09(a)(b)(c)	3,250	3,250,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007C-2 DN (Calyon Bank SBPA)
0.25%, 5/07/09(a)	8,230	8,230,000
Butte County Board of Education GO Series 2008 BAN
3.00%, 8/28/09	1,600	1,606,980
California Community College Financing Authority (Community Colleges League of California Project) GO Series 2008A TRAN
3.50%, 6/30/09	14,900	14,942,121
California Department of Water Resource Power Supply RB Series 2002C-13 VRDN (FSA Insurance, Dexia Credit Local SBPA)
2.10%, 5/07/09(a)	8,800	8,800,000
California Department of Water Resource Power Supply RB Series 2002C-7 VRDN (FSA Insurance, Dexia Credit Local SBPA)
1.90%, 5/07/09(a)	3,075	3,075,000
California Department of Water Resource Power Supply RB Series 2005F-1 VRDN (Lloyds Banking Group Plc LOC)
0.30%, 5/01/09(a)	9,600	9,600,000
California Department of Water Resource Power Supply RB Series 2005G-2 VRDN (Lloyds Banking Group Plc LOC)
0.18%, 5/07/09(a)	1,500	1,500,000
California Economic Recovery RB Series 2004C-11 VRDN (Banque Nationale de Paribas LOC)
0.15%, 5/07/09(a)	2,400	2,400,000
California Economic Recovery RB Series 2004C-3 VRDN (Landesbank Hessen-Thuringen Girozentrale LOC)
0.37%, 5/01/09(a)	7,200	7,200,000
California Education Facility Authority (Stanford University Project) GO Series 2009 TECP
0.53%, 11/02/09	2,800	2,800,000
California Educational Facilities Authority RB (Loyola Marymount University Project) Series 2008 VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty)
1.50%, 5/07/09(a)	1,900	1,900,000
California Educational Facilities Authority RB (Stanford University Project) Series 2007T-1 VRDN (Branch Banking & Trust Co. Liquidity Facility)
0.48%, 5/07/09(a)(b)	2,240	2,240,000
California GO (Daily Kindergarten University Project) Series 2004 VRDN (Multiple LOC’s)
0.35%, 5/01/09(a)	21,700	21,700,000
California GO (Weekly Kindergarten University Project) Series 2004B-6 VRDN (Citibank N.A. LOC, State Street Bank LOC, National Australia Bank LOC)
0.39%, 5/07/09(a)	1,600	1,600,000
California GO Eclipse Funding Trust Series 2005-0004 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility)
0.48%, 5/07/09(a)(b)	16,970	16,970,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. Liquidity Facility)
0.48%, 5/07/09(a)(b)	21,969	21,969,000
California GO Municipal Trust Receipts Series 2008A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility)
0.60%, 5/07/09(a)(b)	4,075	4,075,000
California GO Series 1999 MB
5.88%, 10/01/09	2,330	2,390,963
5.75%, 12/01/09	2,010	2,073,229
California GO Series 2003A-2 VRDN (WestLB A.G. LOC, JPMorgan Chase Bank LOC)
0.20%, 5/01/09(a)	27,700	27,700,000
California GO Series 2003A-3 VRDN (WestLB A.G. LOC, JPMorgan Chase Bank LOC)
0.37%, 5/01/09(a)	13,300	13,300,000
California GO SPEARS Series 2007DB-457 DN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility)
0.55%, 5/07/09(a)(b)(c)	3,125	3,125,000
California Infrastructure & Economic Development Bank RB (Goodwill Industries For Orange County Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC)
0.32%, 5/07/09(a)	1,800	1,800,000
California Infrastructure & Economic Development Bank RB (J. Paul Getty Trust Project) Series 2007A-2 MB
0.50%, 4/01/10(a)	1,800	1,800,000
California Infrastructure & Economic Development Bank RB (J. Paul Getty Trust Project) Series 2009B-3 TECP
0.60%, 9/03/09	3,000	3,000,000
California Municipal Finance Authority RB (La Sierra University Project) Series 2008B VRDN (Wells Fargo Bank N.A. LOC)
0.32%, 5/07/09(a)	3,100	3,100,000
California Municipal Finance Authority RB (Serra Catholic School Project) Series 2009 VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty)
1.20%, 5/07/09(a)	3,500	3,500,000

46	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (continued)
California Rural Home Mortgage Finance Authority RB Series 2008 ROC-RR-II- R-11647 VRDN (Citibank N.A. Liquidity Facility, Government National Mortgage Assoc. Guaranty)
0.78%, 5/07/09(a)	$23,145	$23,145,000
California State University Series 2009 TECP (State Street Bank LOC, JPMorgan Chase Bank LOC)
0.60%, 6/03/09	5,000	5,000,000
California Statewide Communities Development Authority RB (Archer School For Girls, Inc. Project) Series 2005 VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty)
1.20%, 5/07/09(a)	5,720	5,720,000
California Statewide Communities Development Authority RB (John Muir Health Project) Series 2008B VRDN (UBS A.G. LOC)
0.22%, 5/07/09(a)	300	300,000
California Statewide Communities Development Authority RB (Multi-Family Housing Project) PUTTERS Series 2008-2680 VRDN (JPMorgan Chase Bank Liquidity Facility, JPMorgan Chase Bank LOC)
0.73%, 5/07/09(a)(b)(c)	5,300	5,300,000
California Statewide Communities Development Authority RB (Presbyterian Homes Project) Series 2006B VRDN (Bank of America N.A. LOC)
0.28%, 5/07/09(a)	1,500	1,500,000
California Statewide Communities Development Authority RB (Rady Children’s Hospital Project) Series 2008A VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty)
0.80%, 5/07/09(a)	1,900	1,900,000
California Statewide Communities Development Authority RB (Retirement Housing Foundation Obligated Group Project) Series 2008 VRDN (KBC Bank N.V. LOC)
0.28%, 5/07/09(a)	1,900	1,900,000
California Statewide Communities Development Authority RB Municipal Trust Receipts Floaters Series 2008-2635 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, BHAC-CR Insurance)
0.63%, 5/07/09(a)(b)	4,300	4,300,000
Chino Basin Regional Financing Authority RB SPEARS Series 2008DBE-500 DN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility)
0.58%, 5/07/09(a)(b)(c)	5,435	5,435,000
Coast Community College District GO SPEARS Series 2006DB-621 DN (FSA Insurance, Deutsche Bank A.G. Liquidity Facility)
0.55%, 5/07/09(a)(b)(c)	3,450	3,450,000
East Bay Municipal Utility District RB Series 2007-0072 VRDN (AMBAC Insurance, Citibank N.A. Liquidity Facility)
0.91%, 5/07/09(a)(b)	1,880	1,880,000
East Bay Municipal Utility District RB Series 2008A-2 VRDN (Dexia Credit Local SBPA)
1.00%, 5/07/09(a)	2,400	2,400,000
East Bay Municipal Utility District RB Series 2008A-3 VRDN (Dexia Credit Local SBPA)
1.00%, 5/07/09(a)	2,400	2,400,000
East Bay Municipal Utility District RB Series 2009A-1 VRDN (Dexia Credit Local SBPA)
0.63%, 5/07/09(a)	10,000	10,000,000
East Bay Municipal Utility District RB Series 2009A-2 VRDN (Dexia Credit Local SBPA)
0.63%, 5/07/09(a)	5,000	5,000,000
East Bay Municipal Utility District RB Series 2009 TECP
0.60%, 5/20/09	3,600	3,600,000
0.40%, 6/09/09	4,200	4,200,000
Eastern Municipal Water District Water & Sewer RB Series 2008C VRDN (JPMorgan Chase Bank Liquidity Facility)
0.27%, 5/07/09(a)	2,000	2,000,000
Elsinore Valley Municipal Water District COP Eclipse Funding Trust Series 2007-0069 MB (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility)
0.42%, 5/07/09(a)(b)(d)	3,625	3,625,000
Elsinore Valley Municipal Water District COP Series 2008B VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty)
1.20%, 5/07/09(a)	4,000	4,000,000
Fremont Union High School District GO Series 2008 TRAN
2.75%, 7/23/09	2,800	2,807,457
Golden Empire Schools Financing Authority RB (Kern High School District Project) Series 2008 MB
3.00%, 5/01/09	6,400	6,400,000
Golden Empire Schools Financing Authority RB (Kern High School District Project) Series 2009 BAN
2.50%, 5/01/10	4,900	4,900,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2007-2215 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty)
0.78%, 5/07/09(a)(b)	3,000	3,000,000
Golden State Tobacco Securitization Corp. RB SPEARS Series 2007-2040 DN (Deutsche Bank A.G. Guaranty, Morgan Stanley Municipal Funding Liquidity Facility)
0.63%, 5/07/09(a)(b)(c)	4,500	4,500,000
Irvine Improvement Board Act of 1915 (Assessment District No. 89-10) Special Assessment Limited Obligation Series 1990 VRDN (Bayerische Hypo-Und Vereinsbank LOC)
0.40%, 5/01/09(a)	5,350	5,350,000

SEMI-ANNUAL REPORT	APRIL 30, 2009	47

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (continued)
Irvine Improvement Board Act of 1915 (Assessment District No. 97-17) Special Assessment Limited Obligation Series 1998 VRDN (State Street Bank & Trust Co. LOC)
0.40%, 5/01/09(a)	$10,100	$10,100,000
Irvine Improvement Board Act of 1915 (Assessment District No.05-21) Special Assessment Limited Obligation Series 2006A VRDN (Bank of New York LOC, California Teacher’s Retirement System LOC)
0.40%, 5/01/09(a)	18,200	18,200,000
Irvine Public Facilities & Infrastructure Authority Lease RB (Capital Improvement Project) Series 1985 VRDN (State Street Bank & Trust Co. LOC)
0.20%, 5/07/09(a)	885	885,000
Livermore COP Series 2008 VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty)
0.75%, 5/07/09(a)	7,300	7,300,000
Loma Linda Hospital RB (Loma Linda University Medical Center Project) Series 2008B VRDN (Bank of America N.A. LOC)
0.30%, 5/07/09(a)	4,000	4,000,000
Los Angeles Community College District GO Eagle Trust Receipts Series 2008-0057A (Citibank N.A. Liquidity Facility)
0.59%, 5/07/09(a)(b)	5,000	5,000,000
Los Angeles County Sanitation District Financing Authority RB Eclipse Funding Trust Series 2006-0055 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility)
0.48%, 5/07/09(a)(b)	5,300	5,300,000
Los Angeles Department of Water & Power RB Series 2001B-6 VRDN (Multiple SBPA’s)
0.20%, 5/01/09(a)	2,900	2,900,000
Los Angeles Department of Water & Power RB Series 2007 ROC-RR-II-R-12087 VRDN (FSA Insurance, Citigroup Financial Products Liquidity Facility)
1.33%, 5/07/09(a)(b)	4,350	4,350,000
Los Angeles GO Series 2008 TRAN
3.00%, 6/30/09	24,000	24,056,324
Los Angeles Unified School District RB Series 2008A TRAN
3.00%, 7/30/09	20,500	20,573,851
Metropolitan Water District of Southern California Waterworks RB Series 2004C VRDN (Dexia Credit Local SBPA)
2.00%, 5/07/09(a)	15,175	15,175,000
Modesto Irrigation District Financing Authority RB Municipal Securities Trust Receipts Series 2008A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility)
0.60%, 5/07/09(a)(b)	5,905	5,905,000
Northstar Community Housing Corp. RB (Multi-Family Housing Project) Series 2006A VRDN (U.S. Bank N.A. LOC)
0.57%, 5/07/09(a)	3,000	3,000,000
Norwalk-La Mirada Unified School District GO Municipal Trust Receipts Floaters Series 2003SG-169 VRDN (Societe Generale SBPA)
0.60%, 5/07/09(a)(b)	20,000	20,000,000
Orange County Sanitation District COP Series 2000A VRDN (Dexia Public Finance Bank SBPA)
1.00%, 5/01/09(a)	13,590	13,590,000
Orange County Sanitation District COP Series 2008-2928 VRDN (Morgan Stanley Municipal Funding Liquidity Facility)
0.63%, 5/07/09(a)(b)	10,000	10,000,000
Richmond Wastewater RB Series 2008A VRDN (Union Bank of California N.A. LOC)
0.39%, 5/07/09(a)	4,000	4,000,000
Sacramento County GO Series 2008 TRAN
2.50%, 8/07/09	24,000	24,057,764
Sacramento County Sanitation District Financing Authority RB Municipal Securities Trust Receipts Series 2008A-SGC-48 DN (Societe Generale LOC, Societe Generale Liquidity Facility)
0.60%, 5/07/09(a)(b)	4,800	4,800,000
San Diego County & School District GO Series 2008B TRAN
3.50%, 6/30/09	5,300	5,316,022
San Diego County & School District GO Series 2008 TRAN
3.50%, 6/30/09	2,900	2,909,054
San Diego Public Facilities Financing Authority RB Municipal Securities Trust Receipts Series 2008A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility)
0.60%, 5/07/09(a)(b)	4,170	4,170,000
0.63%, 5/07/09(a)(b)	7,315	7,315,000
San Diego Unified School District GO Series 2008 TRAN
3.00%, 7/01/09	3,400	3,407,660
San Francisco City & County COP Municipal Trust Receipts Floaters Series 2007-1883 VRDN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. Liquidity Facility)
0.61%, 5/07/09(a)(b)	13,115	13,115,000
San Francisco Transportation GO Series 2009 TECP (Landesbank Baden-Wuerttemberg LOC)
0.52%, 6/18/09	6,250	6,250,000
San Mateo Foster School District GO 2009 BAN
1.75%, 3/01/10	3,200	3,228,300
San Mateo Union High School District GO Series 2008 ROC-RR-II-R-11578PB VRDN (Assured Guaranty Ltd. Insurance, PB Capital Corp. Liquidity Facility)
0.75%, 5/07/09(a)(b)	10,640	10,640,000
Semitropic Improvement District RB (Semitropic Water Storage District Project) Series 2008A VRDN (Wells Fargo Bank N.A. LOC)
0.22%, 5/07/09(a)	9,800	9,800,000
Sequoia Union High School District GO Municipal Trust Receipts Floaters Series 2007-2160 VRDN (FSA Insurance, Wells Fargo Bank N.A. Liquidity Facility)
0.48%, 5/07/09(a)(b)	5,360	5,360,000

48	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investment (concluded)	California Money Fund
(Percentage shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (concluded)
Sonoma County Junior College District GO Eclipse Funding Trust Series 2006-0014 VRDN (FSA Insurance, U.S. Bank N.A. Liquidity Facility)
0.48%, 5/07/09(a)(b)	$3,000	$3,000,000
Southern California Public Power Authority RB Series 2009 VRDN (KBC Bank N.V. LOC)
0.28%, 5/07/09(a)	1,800	1,800,000
University of California RB PUTTERS Series 2006-1231 VRDN (National Public Finance Guarantee Corp. Insurance, JPMorgan Chase Bank Liquidity Facility)
0.88%, 5/01/09(a)(b)(c)	2,905	2,905,000
University of California Regents TECP
0.35%, 5/06/09-6/12/09	19,540	19,540,000
0.45%, 6/11/09	3,500	3,500,000
0.40%, 6/12/09	6,400	6,400,000
Yosemite Community College District GO Series 2007 ROC-RR-II-R-12065 VRDN (FSA Insurance, Citigroup Financial Products Liquidity Facility)
1.44%, 5/07/09(a)(b)	5,840	5,840,000

		654,391,730

Puerto Rico - 3.8%
Commonwealth of Puerto Rico GO Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA)
0.63%, 5/07/09(a)(b)	10,000	10,000,000

Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2007-2035 VRDN (Assured Guaranty Ltd. Insurance, Branch Banking & Trust Co. Liquidity Facility)

0.54%, 5/07/09(a)(b)	2,825	2,825,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB PUTTERS Series 2002-246 VRDN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility)
2.13%, 5/07/09(a)(b)(c)	3,600	3,600,000
Puerto Rico Electric Power Authority RB Municipal Securities Trust Receipts Series 2008A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility)
0.60%, 5/07/09(a)(b)	6,665	6,665,000
Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2008-2936 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty)
0.78%, 5/07/09(a)(b)	3,000	3,000,000

		26,090,000

Total Investments (Cost $680,481,730*) — 99.6%		680,481,730
Other Assets in Excess of Liabilities — 0.4%		2,983,769

Net Assets — 100.0%		$683,465,499

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	Investments in companies considered to be an affiliate during the period November 1, 2008 to December 31, 2008, which acts as a remarketing agent for the security, of the Fund were as follows:

Affiliate	Net Activity	Interest Income
Elsinore Valley Municipal Water District COP Eclipse Funding Trust Series 2007-0069 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility)	$(5,000)	$6,536

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”. FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund’s investments:

Investments in Securities
Valuation Inputs	Assets
Level 1	—
Level 2	$680,481,730
Level 3	—

Total	$680,481,730

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	49

Schedule of Investments April 30, 2009 (Unaudited)	New York Money Fund
(Percentage shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York — 99.9%
Albany School District GO Series 2008A BAN (State Aid Withholding Insurance)
3.00%, 6/26/09	$2,000	$2,003,646
Auburn Series 2008A BAN
2.75%, 6/05/09	1,465	1,466,047
Averill Park Central School District GO Series 2008A BAN
2.50%, 7/24/09	2,390	2,394,923
Babylon Union Free School District GO Series 2008 TAN (State Aid Withholding Insurance)
2.75%, 6/26/09	1,000	1,001,527
Bayport-Blue Point Union Free School District GO Series 2008 TAN
2.75%, 6/30/09	1,235	1,237,217
Beacon School District GO Series 2008 BAN
2.50%, 6/30/09	1,080	1,081,241
Beekmantown Central School District GO Series 2009 BAN (State Aid Withholding Insurance)
1.50%, 5/07/10	835	839,542
Burnt Hills-Ballston Lake Central School District GO Series 2008A BAN
3.00%, 7/02/09	1,095	1,097,340
Burnt Hills-Ballston Lake Central School District GO Series 2008A TAN
3.00%, 7/02/09	645	646,378
Carmel Central School District GO Series 2008 RAN
3.00%, 6/30/09	835	836,631
Cassadaga Valley Central School District GO Series 2008 BAN (State Aid Withholding Insurance)
2.75%, 6/16/09	1,835	1,836,494
Chautauqua County Industrial Development Agency (Dunkirk Power Project) RB Series 2009 VRDN (Bank of America N.A. LOC)
0.45%, 5/07/09(a)	21,000	21,000,000
Churchville-Chili Central School District GO Series 2008 BAN (State Aid Withholding Insurance)
2.75%, 6/24/09	1,645	1,647,198
Clarence Central School District GO Series 2008A BAN (State Aid Withholding Insurance)
2.50%, 7/23/09	2,168	2,171,205
Commack Union Free School District GO Series 2008 TAN (State Aid Withholding Insurance)
2.75%, 6/30/09	2,760	2,764,968
Deer Park Union Free School District GO Series 2008 TAN
2.50%, 6/30/09	2,890	2,894,302
Depew Union Free School District GO Series 2008 BAN
2.50%, 6/03/09	1,360	1,360,808
East Ramapo Central School District GO Series 2008 BAN (State Aid Withholding Insurance)
2.50%, 6/19/09	1,000	1,000,870
Erie County Civic Facilities IDRB (Hauptman-Woodward Project) Series 2004 VRDN (KeyBank N.A. LOC)
1.40%, 5/07/09(a)	2,145	2,145,000
Franklin County IDA Civic Facility RB (Paul Smith’s College Project) Series 1998 VRDN (KeyBank N.A. LOC)
1.50%, 5/07/09(a)	2,150	2,150,000
Hamburg Town GO Series 2008 BAN
2.75%, 7/16/09	1,365	1,367,962
Hunter-Tannersville Central School District GO Series 2008 BAN (State Aid Withholding Insurance)
2.75%, 7/17/09	1,690	1,693,809
Irvington Union Free School District GO Series 2008 TAN
3.25%, 6/19/09	1,000	1,001,871
Levittown Union Free School District GO Series 2008 BAN
2.75%, 7/17/09	1,260	1,262,929
Lindenhurst Union Free School District GO Series 2008 TAN
2.75%, 6/24/09	5,500	5,508,562
Livonia Central School District GO Series 2008 BAN (State Aid Withholding Insurance)
2.50%, 6/25/09	520	520,237
Massapequa Union Free School District GO Series 2008 TAN (State Aid Withholding Insurance)
2.50%, 6/24/09	1,045	1,046,337
Metropolitan Transportation Authority RB Series 2005G VRDN (BNP Paribas SBPA)
0.30%, 5/01/09(a)	4,100	4,100,000
Metropolitan Transportation Authority RB Series 2008B-2 VRDN (BNP Paribas LOC)
0.25%, 5/07/09(a)	17,700	17,700,000
Miller Place Union Free School District GO Series 2008 TAN
2.50%, 6/30/09	1,185	1,186,764
Mineola Union Free School District GO Series 2008 TAN
2.75%, 6/29/09	780	781,439
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A VRDN (JPMorgan Chase Bank LOC)
0.43%, 5/07/09(a)	2,215	2,215,000
Monticello Central School District GO Series 2008 BAN (State Aid Withholding Insurance)
2.50%, 7/24/09	1,170	1,171,610
Mount Sinai Union Free School District GO Series 2008 TAN
2.75%, 6/30/09	2,065	2,068,570
New York City Convention Center RB Eclipse Funding Trust Series 2006-0004 VRDN (U.S. Bank N.A. Guaranty, U.S. Bank N.A. Liquidity Facility)
0.49%, 5/07/09(a)(b)	10,625	10,625,000
New York City GO Series 1995F-5 VRDN (Bayerische Landesbank Girozentrale LOC)
0.33%, 5/07/09(a)	3,975	3,975,000
New York City GO Series 2002C-2 VRDN (Bayerische Landesbank Girozentrale LOC)
0.33%, 5/07/09(a)	4,070	4,070,000
New York City GO Series 2004H-1 VRDN (Bank of New York LOC)
0.40%, 5/01/09(a)	1,700	1,700,000

50	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
New York City GO Series 2005F-3 VRDN (Royal Bank of Scotland LOC)
0.49%, 5/07/09(a)	$2,300	$2,300,000
New York City GO Series 2006I-5 VRDN (California Public Employees’ Retirement System LOC)
0.38%, 5/01/09(a)	2,000	2,000,000
New York City GO Series 2008J-9 VRDN (Bank of Nova Scotia SBPA)
0.36%, 5/07/09(a)(c)	4,700	4,700,000
New York City GO Series 2008L-4 VRDN (U.S. Bank N.A. LOC)
0.23%, 5/01/09(a)	3,850	3,850,000
New York City GO Series 2008L-6 VRDN (Wachovia Bank N.A. SBPA)
0.40%, 5/01/09(a)	17,300	17,300,000
New York City GO Series 2008 ROC-RR-11-R-11685 VRDN (Citibank N.A. Liquidity Facility)
0.63%, 5/07/09(a)(b)	2,800	2,800,000
New York City Health & Hospital Corp. RB Series 2008C VRDN (TD Banknorth N.A. LOC)
0.34%, 5/07/09(a)	2,300	2,300,000
New York City Housing Development Corp. RB (Multi-Family Housing Project) Series 2008M MB
1.20%, 12/22/09(a)	1,000	1,000,000
New York City IDA Civic Facilities RB (Touro College Project) Series 2007 VRDN (JPMorgan Chase Bank LOC)
0.38%, 5/07/09(a)	1,500	1,500,000
New York City Industrial Development Agency RB (New York Law School Project) Series 2006 VRDN (JPMorgan Chase Bank LOC)
0.38%, 5/07/09(a)	5,000	5,000,000
New York City Municipal Water Finance Authority RB Municipal Trust Receipts Floaters Series 2006-1501 VRDN (Morgan Stanley Municipal Funding Liquidity Facility)
0.61%, 5/07/09(a)(b)	700	700,000
New York City Municipal Water Finance Authority RB Series 2008-1192 VRDN (Bank of America N.A. Liquidity Facility)
0.53%, 5/07/09(a)(b)	2,750	2,750,000
New York City Municipal Water Finance Authority RB Series 2008A VRDN (Citigroup Financial Products Liquidity Facility)
1.14%, 5/07/09(a)(b)	2,500	2,500,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2007-2008BB-2 VRDN (Bank of America N.A. SBPA)
0.40%, 5/07/09(a)	14,000	14,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2007-2008BB-5 VRDN (Bank of America N.A. SBPA)
0.40%, 5/01/09(a)	1,250	1,250,000
New York City Municipal Water Finance Authority Water & Sewer System RB PUTTERS Series 2005-988 VRDN (JPMorgan Chase Bank Liquidity Facility)
0.54%, 5/07/09(a)(b)(d)	1,600	1,600,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2001F-2 VRDN (JPMorgan Chase Bank Liquidity Facility)
0.38%, 5/07/09(a)	3,600	3,600,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2008B-1 VRDN (JPMorgan Chase Bank SBPA)
0.35%, 5/07/09(a)	2,700	2,700,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2008B-4 VRDN (BNP Paribas SBPA)
0.36%, 5/07/09(a)	13,300	13,300,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3B VRDN (Citigroup Global Markets Holdings, Inc. SBPA)
0.45%, 5/01/09(a)	5,000	5,000,000
New York City Transitional Finance Authority RB Eagle Trust Receipts Series 2001 VRDN (Citibank N.A. Liquidity Facility)
0.63%, 5/07/09(a)(b)	3,300	3,300,000
New York City Transitional Finance Authority RB Series 2002-2B VRDN (Dexia Credit Local Liquidity Facility)
1.05%, 5/07/09(a)	11,600	11,600,000
New York City Trust for Cultural Resources RB (Lincoln Center for the Performing Arts, Inc. Project) Series 2008A-1 VRDN (Bank of America N.A. LOC)
0.25%, 5/01/09(a)	4,000	4,000,000
New York City Trust for Cultural Resources RB (The American Museum Project) Series 2008A-1 VRDN (Bank of America SBPA)
0.23%, 5/01/09(a)	6,300	6,300,000
New York City Trust For Cultural Resources RB (The Museum of Modern Art Project) Series 2008-1A MB
4.00%, 8/01/09	915	920,107
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Banknorth N.A. LOC)
0.44%, 5/07/09(a)	5,500	5,500,000
New York Dormitory Authority RB (Cornell University Project) Series 2000A VRDN (JPMorgan Chase & Co. SBPA)
0.30%, 5/07/09(a)	6,770	6,770,000
New York Dormitory Authority RB (Cornell University Project) Series 2000B VRDN (JPMorgan Chase & Co. SBPA)
0.30%, 5/07/09(a)	1,200	1,200,000
New York Dormitory Authority RB (Cornell University Project) Series 2004 VRDN (HSBC Bank USA N.A. SBPA)
0.30%, 5/07/09(a)	6,400	6,400,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2E VRDN (BNP Paribas SBPA)
0.38%, 5/07/09(a)	200	200,000

SEMI-ANNUAL REPORT	APRIL 30, 2009	51

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2G VRDN (Bank of Nova Scotia SBPA)
0.38%, 5/07/09(a)	$6,315	$6,315,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2H VRDN (HSBC Bank USA N.A. SBPA)
0.38%, 5/07/09(a)	4,495	4,495,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003 VRDN (JPMorgan Chase Bank SBPA)
0.50%, 5/07/09(a)	2,000	2,000,000
New York Dormitory Authority RB (Rockefeller University Project) Series 2009B VRDN (U.S. Bank N.A. SBPA)
0.25%, 5/07/09(a)	9,500	9,500,000
New York Dormitory Authority RB (Wagner College Project) Series 2009 VRDN (TD Bank N.A. LOC)
0.38%, 5/07/09(a)	4,000	4,000,000
New York Dormitory Authority RB Eagle Trust Receipts Series 2006-0164A VRDN (Citibank N.A. Liquidity Facility)
0.62%, 5/07/09(a)(b)	6,560	6,560,000
New York Dormitory Authority RB Eagle Trust Receipts Series 2007-0002A VRDN (Citibank N.A. Liquidity Facility)
0.62%, 5/07/09(a)(b)	4,200	4,200,000
New York Dormitory Authority RB Municipal Trust Receipts (Columbia University Project) Series 2001-132 VRDN (Societe Generale Liquidity Facility)
0.51%, 5/07/09(a)(b)	2,000	2,000,000
New York Dormitory Authority RB Municipal Trust Receipts Floaters Series 2009-3011 VRDN (FHA Insurance, Morgan Stanley Municipal Funding Liquidity Facility)
0.61%, 5/07/09(a)(b)	1,500	1,500,000
New York Dormitory Authority RB PUTTERS Series 2008-3280 VRDN (JPMorgan Chase Bank Liquidity Facility)
0.54%, 5/07/09(a)(b)(d)	5,000	5,000,000
New York Energy Research & Development Authority RB (New York State Electric & Gas Project) Series 1994B VRDN (JPMorgan Chase Bank LOC)
1.45%, 5/07/09(a)	5,000	5,000,000
New York Energy Research & Development Authority RB (New York State Electric & Gas Project) Series 1994C VRDN (Wells Fargo Bank N.A. LOC)
0.39%, 5/07/09(a)	3,800	3,800,000
New York Environmental Facilities Corp. Clean Water & Drinking RB Series 2007 ROC-RR-II-R-12032 VRDN (Citigroup Financial Products Liquidity Facility)
1.10%, 5/07/09(a)(b)	5,710	5,710,000
New York Housing Finance Agency RB (320 West 38th Street Housing Project) Series 2009A VRDN (Wachovia Bank N.A. LOC)
0.32%, 5/07/09(a)	10,000	10,000,000
New York Local Government Assistance Corp. RB Series 1993A VRDN (Bayerische Landesbank Girozentrale LOC)
0.33%, 5/07/09(a)	19,500	19,500,000
New York Local Government Assistance Corp. RB Series 1994B VRDN (Bayerische Landesbank Girozentrale LOC, Westdeutsche Landesbank LOC)
0.31%, 5/07/09(a)	4,405	4,405,000
New York Local Government Assistance Corp. RB Series 1995C VRDN (Landesbank Hessen-Thuringen Girozentrale LOC)
0.44%, 5/07/09(a)	300	300,000
New York Local Government Assistance Corp. RB Series 1995F VRDN (Toronto Dominion LOC)
0.30%, 5/07/09(a)	2,400	2,400,000
New York Local Government Assistance Corp. RB Series 2008B-3V VRDN (GO of Corp. Insurance, JPMorgan Chase Bank SBPA)
0.28%, 5/07/09(a)	7,000	7,000,000
Niagara-Wheatfield Central School District GO Series 2008 BAN
2.75%, 5/20/09	495	495,177
North Shore Central School District GO Series 2008 TAN (State Aid Withholding Insurance)
2.50%, 6/24/09	910	911,205
North Syracuse Central School District GO Series 2008 RAN
2.75%, 6/19/09	2,000	2,002,159
Northeastern Clinton Central School District GO Series 2008 BAN
2.50%, 6/30/09	835	835,416
Ogdensburg Enlarged School District GO Series 2008 RAN (State Aid Withholding Insurance)
2.75%, 6/26/09	745	745,469
Otsego County IDRB (Templeton Foundation Project) Series 2007A VRDN (KeyBank N.A. LOC)
1.40%, 5/07/09(a)	575	575,000
Penn Yan Central School District GO Series 2008 BAN (State Aid Withholding Insurance)
2.75%, 6/18/09	3,470	3,474,212
Plainview Old Bethpage Central School District GO Series 2008 BAN (State Aid Withholding Insurance)
2.75%, 7/30/09	1,350	1,352,781
Plainview Old Bethpage Central School District GO Series 2008 TAN (State Aid Withholding Insurance)
2.75%, 6/30/09	1,700	1,702,950
Pleasantville Union Free School District GO Series 2009 BAN (State Aid Withholding Insurance)
1.25%, 5/04/10	4,500	4,534,920
Port Authority of New York & New Jersey RB Municipal Trust Receipts Floaters Series 2002-766 VRDN (FSA Insurance, Morgan Stanley Liquidity Facility)
0.70%, 5/07/09(a)(b)	1,000	1,000,000
Port Jervis School District GO Series 2008 BAN (State Aid Withholding Insurance)
2.75%, 6/30/09	905	906,115
Port Washington Union Free School District GO Series 2008 TAN (State Aid Withholding Insurance)
2.75%, 6/24/09	3,005	3,010,118

52	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (concluded)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (concluded)
Red Hook Central School District GO Series 2008 BAN
2.50%, 7/29/09	$1,625	$1,628,546
Rocky Point Union Free School District GO Series 2008 BAN
2.75%, 6/30/09	955	956,635
Rocky Point Union Free School District GO Series 2008 TAN
2.75%, 6/25/09	480	480,753
Schenectady County IDA Civic Facility RB (Sunnyview Project) Series 2003B VRDN (KeyBank N.A. LOC)
1.20%, 5/07/09(a)	2,195	2,195,000
Schenectady School District GO Series 2008 BAN
2.75%, 7/10/09	1,100	1,101,780
Schenectady School District GO Series 2008 RAN
2.75%, 7/31/09	500	500,438
Seneca Falls Central School District GO Series 2008 BAN (State Aid Withholding Insurance)
2.75%, 6/19/09	625	625,750
Seneca Falls Central School District GO Series 2008 RAN (State Aid Withholding Insurance)
2.75%, 6/19/09	740	740,848
South Colonie Central School District GO Series 2008 BAN (State Aid Withholding Insurance)
2.75%, 6/19/09	1,300	1,301,576
South Glens Falls Central School District GO Series 2008 BAN (State Aid Withholding Insurance)
2.75%, 6/19/09	785	785,920
South Glens Falls Central School District GO Series 2008 RAN (State Aid Withholding Insurance)
2.75%, 6/19/09	875	876,002
South Jefferson Central School District GO Series 2008 RAN
2.75%, 6/18/09	760	760,892
Tarrytown GO Series 2008 BAN
2.75%, 5/28/09	1,000	1,000,668
Thousand Islands Central School District GO Series 2008 BAN
3.00%, 6/30/09	1,555	1,556,874
Three Village Central School District GO Series 2008 BAN (State Aid Withholding Insurance)
2.75%, 5/15/09	480	480,137
Tobacco Settlement Financing Authority RB Series 2008B MB
4.00%, 6/01/09	1,795	1,797,843
Triborough Bridge & Tunnel Authority RB (Municipal Securities Trust Receipts) Series 2008 VRDN (Societe Generale LOC)
0.61%, 5/07/09(a)(b)	3,830	3,830,000
Triborough Bridge & Tunnel Authority RB Series 2001B VRDN (State Street Bank & Trust Co. SBPA)
0.38%, 5/07/09(a)	4,000	4,000,000
Triborough Bridge & Tunnel Authority RB Series 2005A VRDN (Dexia Credit Local SBPA)
2.25%, 5/07/09(a)	4,000	4,000,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2 VRDN (Dexia Credit Local SBPA)
1.50%, 5/07/09(a)	25,000	25,000,000
Triborough Bridge & Tunnel Authority RB Series 2005B-3 VRDN (Bank of America N.A. SBPA)
0.45%, 5/07/09(a)	3,755	3,755,000
Troy IDA Civic Facility RB (Rensselaer Polytechnic Institute Project) Series 2008 VRDN (Bank of America N.A. LOC)
0.39%, 5/07/09(a)	8,000	8,000,000
West Babylon Union Free School District GO Series 2008 BAN
2.75%, 7/30/09	985	986,928
Williamsville Central School District GO Series 2008 BAN (State Aid Withholding Insurance)
2.75%, 6/25/09	650	650,632

Total Investments (Cost $442,153,278*) — 99.9%		442,153,278
Other Assets in Excess of Liabilities — 0.1%		537,704

Net Assets — 100.0%		$442,690,982

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Restricted securities as to resale, representing 1.1% of net assets, were as follows:

Issue	Acquisition Date	Cost	Value
New York City GO Series 2008J-9 VRDN (Bank of Nova Scotia SBPA)
0.36%, 5/07/09	06/02/08	$4,700,000	$4,700,000

(d)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Investments in companies considered to be an affiliate during the period November 1, 2008 to December 31, 2008, which acts as a remarketing agent for the security, of the Fund were as follows:

Affiliate	Interest Income
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-256 VRDN (Svenska Handelsbank Liquidity Facility)	$13,972

SEMI-ANNUAL REPORT	APRIL 30, 2009	53

Schedule of Investments (concluded)	New York Money Fund

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”. FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund’s investments:

Investments In Securities
Valuation Inputs	Assets
Level 1	—
Level 2	$442,153,278
Level 3	—

Total	$442,153,278

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	APRIL 30, 2009

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Statements of Assets and Liabilities

April 30, 2009 (Unaudited)	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund
Assets
Investments at value - unaffiliated[1]	$550,150,107	$8,038,202,946	$9,771,268,918	$68,364,609,636	$3,629,195,200
Repurchase agreements - affiliated[2]	—	—	—	62,900,000	—
Repurchase agreements - unaffiliated[3]	—	9,197,837,000	313,616,000	3,491,000,000	4,977,263,000
Cash	839	228,374	236,354	3,255,840	439
Interest receivable - unaffiliated	561,266	4,198,748	9,951,468	76,857,354	4,561,423
Interest receivable - affiliated	—	—	—	297	—
Receivable from advisor	—	3,234	—	—	29,806
Prepaid expenses	90,017	1,560,725	1,401,735	8,327,947	220,056

Total assets	550,802,229	17,242,031,027	10,096,474,475	72,006,951,074	8,611,269,924

Liabilities
Investments purchased payable	—	204,965,154	60,000,000	357,400,000	—
Management fees payable	71,636	2,721,364	1,429,119	9,652,045	1,508,736
Income dividends payable	52,309	1,112,634	2,602,665	15,922,986	109,418
Service and distribution fees payable	41,248	324,784	216,635	2,738,422	—
Professional fees payable	19,465	49,677	32,494	148,079	56,800
Other affiliates payable	6,145	148,442	84,294	794,142	173,715
Officer’s and Trustees’ fees payable	1,595	539	2,771	6,378	21,376
Capital shares redeemed payable	—	54,701,339	—	62,028,866	—
Other accrued expenses payable	9,155	90,620	121,273	389,935	95,703

Total liabilities	201,553	264,114,553	64,489,251	449,080,853	1,965,748

Net Assets	$550,600,676	$16,977,916,474	$10,031,985,224	$71,557,870,221	$8,609,304,176

Net Assets Consist of
Paid-in capital	$550,436,449	$16,977,263,831	$10,032,046,175	$71,558,667,368	$8,608,704,568
Undistributed (distributions in excess of) net investment income	37,021	(574)	(1,124)	6,380	—
Accumulated net realized gain (loss)	127,206	653,217	(59,827)	(803,527)	599,608

Net Assets	$550,600,676	$16,977,916,474	$10,031,985,224	$71,557,870,221	$8,609,304,176

[1] Investments at cost - unaffiliated	$550,150,107	$8,038,202,946	$9,771,268,918	$68,364,609,636	$3,629,195,200

[2] Repurchase agreements at cost - affiliated	—	—	—	$62,900,000	—

[3] Repurchase agreements at cost - unaffiliated	—	$9,197,837,000	$313,616,000	$3,491,000,000	$4,977,263,000

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	APRIL 30, 2009

Statements of Assets and Liabilities (continued)

April 30, 2009 (Unaudited)	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund
Net Asset Value
Institutional:
Net Assets	$349,522,922	$15,217,302,838	$8,952,000,638	$60,850,701,922	$7,210,262,977

Shares outstanding, unlimited number of shares authorized, $0.001 par value	349,396,533	15,216,730,568	8,951,939,318	60,850,693,182	7,209,730,887

Net Asset Value	$1.00	$1.00	$1.00	$1.00	$1.00

Dollar:
Net Assets	$201,062,969	$1,184,254,795	$1,022,424,174	$6,133,017,775	$374,073,235

Shares outstanding, unlimited number of shares authorized, $0.001 par value	201,025,753	1,184,187,823	1,022,534,680	6,133,624,943	374,051,863

Net Asset Value	$1.00	$1.00	$1.00	$1.00	$1.00

Cash Management:
Net Assets	—	$24,637,630	—	$1,031,735,982	$517,143,173

Shares outstanding, unlimited number of shares authorized, $0.001 par value	—	24,636,532	—	1,031,776,728	517,121,682

Net Asset Value	—	$1.00	—	$1.00	$1.00

Cash Reserve:
Net Assets	—	$5,187,067	—	$10,619,652	—

Shares outstanding, unlimited number of shares authorized, $0.001 par value	—	5,185,745	—	10,617,016	—

Net Asset Value	—	$1.00	—	$1.00	—

Administration:
Net Assets	$14,785	$171,655,616	$57,560,412	$2,203,671,705	$39,750,797

Shares outstanding, unlimited number of shares authorized, $0.001 par value	14,785	171,646,820	57,572,177	2,203,857,827	39,743,225

Net Asset Value	$1.00	$1.00	$1.00	$1.00	$1.00

Select:
Net Assets	—	$191,057,975	—	$913,413,201	$317,097,994

Shares outstanding, unlimited number of shares authorized, $0.001 par value		191,051,352	—	913,425,464	317,088,887

Net Asset Value	—	$1.00	—	$1.00	$1.00

Private Client:
Net Assets	—	$67,087,496	—	$85,492,945	$241,373

Shares outstanding, unlimited number of shares authorized, $0.001 par value	—	67,096,477	—	85,496,373	241,227

Net Asset Value	—	$1.00	—	$1.00	$1.00

Premier:
Net Assets	—	$116,733,057	—	$329,217,039	$150,734,627

Shares outstanding, unlimited number of shares authorized, $0.001 par value	—	116,728,513	—	329,175,835	150,726,797

Net Asset Value	—	$1.00	—	$1.00	$1.00

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	57

Statements of Assets and Liabilities (continued)

April 30, 2008 (Unaudited)	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund
Assets
Investments at value - unaffiliated[1]	$3,907,893,167	$546,795,534	$4,944,302,879	$680,481,730	$442,153,278
Cash	447	12,395,060	150,590,115	34,160	130,479
Interest receivable	3,014,655	2,502,218	16,446,325	3,209,311	1,955,943
Investments sold receivable	—	7,501,163	23,440,145	—	4,000,197
Receivable from advisor	3,470	—	—	—	313
Prepaid expenses	85,064	167,890	674,232	149,767	100,440

Total assets	3,910,996,803	569,361,865	5,135,453,696	683,874,968	448,340,650

Liabilities
Investments purchased payable	—	—	9,755,585	—	5,374,460
Capital shares redeemed payable	1,000,000	—	—	—	—
Management fees payable	613,904	92,266	809,858	103,415	64,869
Service and distribution fees payable	—	22,122	250,738	32,384	19,368
Income dividends payable	64,731	273,739	1,529,549	202,159	137,472
Other affiliates payable	39,922	9,924	84,375	27,133	18,681
Professional fees payable	29,802	19,781	24,938	22,838	23,339
Officer’s and Trustees’ fees payable	9,267	3,440	2,071	2,507	1,964
Other accrued expenses payable	37,390	8,454	25,554	19,033	9,515

Total liabilities	1,795,016	429,726	12,482,668	409,469	5,649,668

Net Assets	$3,909,201,787	$568,932,139	$5,122,971,028	$683,465,499	$442,690,982

Net Assets Consist of
Paid-in capital	$3,908,195,675	$568,924,730	$5,123,122,243	$683,369,985	$442,681,188
Undistributed net investment income	175,798	10,030	2,304	160	18
Accumulated net realized gain (loss)	830,314	(2,621)	(153,519)	95,354	9,776

Net Assets	$3,909,201,787	$568,932,139	$5,122,971,028	$683,465,499	$442,690,982

[1] Investments at cost - unaffiliated	$3,907,893,167	$546,795,534	$4,944,302,879	$680,481,730	$442,153,278

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	APRIL 30, 2009

Statements of Assets and Liabilities (concluded)

April 30, 2008 (Unaudited)	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund
Net Asset Value
Institutional:
Net Assets	$3,586,401,497	$468,029,014	$3,969,996,595	$587,102,559	$388,368,440

Shares outstanding, unlimited number of shares authorized, $0.001 par value	3,585,527,986	468,021,495	3,970,004,377	586,747,460	387,884,509

Net Asset Value	$1.00	$1.00	$1.00	$1.00	$1.00

Dollar:
Net Assets	$125,034,347	$100,903,125	$244,377,311	$23,439,103	$6,685,525

Shares outstanding, unlimited number of shares authorized, $0.001 par value	124,979,177	100,874,702	244,390,314	23,432,735	6,677,605

Net Asset Value	$1.00	$1.00	$1.00	$1.00	$1.00

Cash Management:
Net Assets	$49,291,669	—	$109,886,234	$7,419	$12,424,215

Shares outstanding, unlimited number of shares authorized, $0.001 par value	49,258,189	—	109,898,109	7,410	12,412,710

Net Asset Value	$1.00	—	$1.00	$1.00	$1.00

Administration:
Net Assets	$148,474,274	—	$582,255,830	$2,835,292	$12,907,867

Shares outstanding, unlimited number of shares authorized, $0.001 par value	148,430,323	—	582,231,917	2,832,953	12,890,408

Net Asset Value	$1.00	—	$1.00	$1.00	$1.00

Select:
Net Assets	—	—	$35,141,006	$36,039,539	$5,377,448

Shares outstanding, unlimited number of shares authorized, $0.001 par value	—	—	35,139,706	36,018,069	5,371,766

Net Asset Value	—	—	$1.00	$1.00	$1.00

Private Client:
Net Assets	—	—	$17,438,302	$14,748,760	$12,947,232

Shares outstanding, unlimited number of shares authorized, $0.001 par value	—	—	17,438,358	14,736,425	12,930,826

Net Asset Value	—	—	$1.00	$1.00	$1.00

Premier:
Net Assets	—	—	$163,875,750	$19,292,827	$3,980,255

Shares outstanding, unlimited number of shares authorized, $0.001 par value	—	—	163,838,879	19,279,289	3,977,063

Net Asset Value	—	—	$1.00	$1.00	$1.00

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	59

Statements of Operations

Six Months Ended April 30, 2009 (Unaudited)	Federal Trust Fund	FedFund	TempCash
Investment Income
Interest	$2,635,526	$67,370,111	$68,930,605
Interest - affiliated	—	39,941	—

Total investment income	2,635,526	67,410,052	68,930,605

Expenses
Management	682,823	15,040,515	9,889,050
Service and distribution - class specific	230,077	3,120,828	1,301,443
Federal insurance	80,888	1,960,159	1,695,328
Professional	16,820	92,456	65,996
Transfer agent	13,036	266,558	161,452
Registration	13,579	26,741	19,650
Officer and Trustees	9,847	41,854	30,264
Custodian	8,456	194,542	105,118
Printing	2,014	45,432	16,485
Miscellaneous	16,049	81,105	177,944

Total expenses	1,073,589	20,870,190	13,462,730
Less management fees waived	(240,651)	(487,939)	(2,488,374)
Less service and distribution fees waived - class specific	—	(585,839)	—
Less fees paid indirectly	(155)	(7,048)	(76,742)

Total expenses after waivers and fees paid indirectly	832,783	19,789,364	10,897,614

Net investment income	1,802,743	47,620,688	58,032,991

Realized Gain (Loss)
Net realized gain (loss) from:
Investments - unaffiliated	(25,040)	643,813	1,379,374
Investments - affiliated	41,850	—	—

	16,810	643,813	1,379,374

Net Increase in Net Assets Resulting from Operations	$1,819,553	$48,264,501	$59,412,365

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	APRIL 30, 2009

TempFund	T-Fund	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

$524,050,156	$35,352,297	$13,424,341	$3,799,651	$24,266,687	$3,246,491	$2,180,559
89,021	—	—	—	2,751	6,536	13,972

524,139,177	35,352,297	13,424,341	3,799,651	24,269,438	3,253,027	2,194,531

59,288,738	14,646,105	6,153,256	1,045,545	5,754,913	1,404,686	867,470
17,294,063	4,025,795	791,151	115,121	1,745,819	336,030	160,536
10,585,201	3,709,280	1,265,432	167,626	791,117	169,056	113,419
374,275	121,939	56,297	18,036	40,729	19,648	15,827
1,114,650	292,954	144,874	20,812	85,854	30,520	19,152
31,952	62,294	23,436	19,391	29,870	9,512	5,871
175,101	66,478	29,870	10,480	20,080	10,836	9,906
729,952	203,771	65,794	11,506	63,274	14,891	12,644
227,384	31,856	10,551	1,144	12,641	7,296	3,182
1,057,082	120,447	54,455	11,118	43,370	10,283	11,609

90,878,398	23,280,919	8,595,116	1,420,779	8,587,667	2,012,758	1,219,616
(1,981,225)	(974,186)	(944,497)	(538,797)	(1,755,881)	(752,731)	(478,283)
(798,201)	(2,386,123)	(182,573)	—	(180,697)	(118,462)	(37,188)
(4,431)	(1,336)	(6,984)	(7,442)	(605)	(143)	(111)

88,094,541	19,919,274	7,461,062	874,540	6,650,484	1,141,422	704,034

436,044,636	15,433,023	5,963,279	2,925,111	17,618,954	2,111,605	1,490,497

5,129,627	406,419	324,837	(2,621)	(71,322)	90,386	8,830
—	—	—	—	—	—	—

5,129,627	406,419	324,837	(2,621)	(71,322)	90,386	8,830

$441,174,263	$15,839,442	$6,288,116	$2,922,490	$17,547,632	$2,201,991	$1,499,327

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	61

Statements of Changes in Net Assets

	Federal Trust Fund		FedFund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
Operations
Net investment income	$1,802,743	$14,319,988	$47,620,688	$248,196,372
Net realized gain (loss)	16,810	110,396	643,813	21,458

Net increase in net assets resulting from operations	1,819,553	14,430,384	48,264,501	248,217,830

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(1,341,885)	(10,951,112)	(44,304,095)	(197,662,007)
Dollar	(460,858)	(2,490,465)	(2,503,250)	(21,547,298)
Cash Management	—	—	(30,593)	(80,556)
Cash Reserve	—	—	(7,221)	(63,877)
Administration	—	(878,411)	(401,085)	(2,263,593)
Select	—	—	(119,728)	(2,907,415)
Premier Choice	—	—	(2)	(60)
Private Client	—	—	(129,730)	(20,262,947)
Premier	—	—	(125,413)	(3,408,619)
Net realized gain:
Institutional	—	—	—	—
Dollar	—	—	—	—
Cash Management	—	—	—	—
Administration	—	—	—	—
Select	—	—	—	—
Private Client	—	—	—	—
Premier	—	—	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(1,802,743)	(14,319,988)	(47,621,117)	(248,196,372)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	67,125,070	74,745,658	5,003,629,011	5,702,311,023

Net Assets
Total increase (decrease) in net assets	67,141,880	74,856,054	5,004,272,395	5,702,332,481
Beginning of period	483,458,796	408,602,742	11,973,644,079	6,271,311,598

End of period	$550,600,676	$483,458,796	$16,977,916,474	$11,973,644,079

End of period undistributed (distributions in excess of) net investment income	$37,021	$37,021	$(574)	$(145)

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	APRIL 30, 2009

TempCash		TempFund		T-Fund
Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008

$58,032,991	$443,165,942	$436,044,636	$2,126,048,640	$15,433,023	$222,088,045
1,379,374	713,849	5,129,627	(2,492,321)	406,419	528,248

59,412,365	443,879,791	441,174,263	2,123,556,319	15,839,442	222,616,293

(51,779,717)	(408,547,331)	(375,461,726)	(1,739,367,625)	(14,970,356)	(188,829,728)
(5,910,286)	(33,508,851)	(36,680,115)	(210,241,820)	(224,841)	(19,429,733)
(307)	(4,418)	(4,831,791)	(26,868,529)	(44,829)	(10,085,855)
—	—	(53,396)	(308,227)	—	—
(343,769)	(1,105,342)	(13,998,729)	(68,242,864)	(23,559)	(1,575,906)
—	—	(2,857,809)	(24,812,530)	(94,324)	(282,140)
—	—	(4)	(34)	—	(10)
—	—	(576,952)	(41,264,707)	(158)	(264,358)
—	—	(1,577,734)	(14,942,304)	(74,956)	(1,620,315)
—	—	—	—	(192,575)	—
—	—	—	—	(10,359)	—
—	—	—	—	(12,421)	—
—	—	—	—	(982)	—
—	—	—	—	(7,825)	—
—	—	—	—	(6)	—
—	—	—	—	(3,852)	—

(58,034,079)	(443,165,942)	(436,038,256)	(2,126,048,640)	(15,661,043)	(222,088,045)

2,895,566,328	(5,290,810,474)	16,477,235,181	(7,497,102,471)	(11,783,187,305)	12,699,617,013

2,896,944,614	(5,290,096,625)	16,482,371,188	(7,499,594,792)	(11,783,008,906)	12,700,145,261
7,135,040,610	12,425,137,235	55,075,499,033	62,575,093,825	20,392,313,082	7,692,167,821

$10,031,985,224	$7,135,040,610	$71,557,870,221	$55,075,499,033	$8,609,304,176	$20,392,313,082

$(1,124)	$(36)	$6,380	—	—	—

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	63

Statements of Changes in Net Assets (concluded)

	Treasury Trust Fund		MuniCash
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
Operations
Net investment income	$5,963,279	$76,345,093	$2,925,111	$21,460,377
Net realized gain (loss)	324,837	998,108	(2,621)	296,401

Net increase in net assets resulting from operations	6,288,116	77,343,201	2,922,490	21,756,778

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(5,620,565)	(67,203,072)	(2,563,231)	(19,332,917)
Dollar	(201,932)	(5,403,884)	(361,880)	(2,125,434)
Cash Management	(10,863)	(1,094,320)	—	—
Cash Reserve	—	—	—	(55)
Administration	(129,919)	(2,643,817)	—	(1,971)
Select	—	—	—	—
Premier Choice	—	—	—	—
Private Client	—	—	—	—
Premier	—	—	—	—
Net realized gain:
Institutional	(287,620)	(176,220)	—	—
Dollar	(12,944)	(19,981)	—	—
Cash Management	(5,549)	(2,885)	—	—
Administration	(10,720)	(5,512)	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(6,280,112)	(76,549,691)	(2,925,111)	(21,460,377)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(3,736,805,088)	4,950,256,507	19,248,138	(456,383,963)

Net Assets
Total increase (decrease) in net assets	(3,736,797,084)	4,951,050,017	19,245,517	(456,087,562)
Beginning of period	7,645,998,871	2,694,948,854	549,686,622	1,005,774,184

End of period	$3,909,201,787	$7,645,998,871	$568,932,139	$549,686,622

End of period undistributed net investment income	$175,798	$175,798	$10,030	$10,030

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	APRIL 30, 2009

MuniFund		California Money Fund		New York Money Fund
Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008

$17,618,954	$100,409,725	$2,111,605	$22,561,831	$1,490,497	$14,787,249
(71,322)	(82,197)	90,386	198,255	8,830	19,266

17,547,632	100,327,528	2,201,991	22,760,086	1,499,327	14,806,515

(13,621,898)	(71,997,869)	(2,033,294)	(17,121,959)	(1,387,581)	(10,988,175)
(733,443)	(3,974,287)	(23,171)	(606,722)	(16,143)	(124,045)
(261,479)	(1,839,720)	(25)	(220,897)	(20,910)	(385,737)
—	—	—	—	—	—
(2,504,488)	(12,075,074)	(7,858)	(107,599)	(43,082)	(284,926)
(23,613)	(550,057)	(18,480)	(553,315)	(3,073)	(114,075)
(2)	(58)	(1)	(43)	(2)	(1,850)
(53,871)	(5,229,906)	(17,688)	(3,526,957)	(15,733)	(2,755,304)
(420,160)	(4,742,754)	(11,088)	(424,339)	(3,973)	(133,137)
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

(17,618,954)	(100,409,725)	(2,111,605)	(22,561,831)	(1,490,497)	(14,787,249)

1,274,310,852	358,550,982	(79,413,874)	(369,015,194)	(12,225,849)	(134,211,131)

1,274,239,530	358,468,785	(79,323,488)	(368,816,939)	(12,217,019)	(134,191,865)
3,848,731,498	3,490,262,713	762,788,987	1,131,605,926	454,908,001	589,099,866

$5,122,971,028	$3,848,731,498	$683,465,499	$762,788,987	$442,690,982	$454,908,001

$2,304	$2,304	$160	$160	$18	$18

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	65

Financial Highlights	Federal Trust Fund

	Institutional
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31,
		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0038	0.0283	0.0503	0.0459	0.0263	0.0101
Dividends from net investment income	(0.0038)	(0.0283)	(0.0503)	(0.0459)	(0.0263)	(0.0101)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.39%[1]	2.86%	5.15%	4.68%	2.67%	1.02%

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.23%[2]	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses	0.32%[2]	0.30%	0.32%	0.36%	0.38%	0.35%

Net investment income	0.80%[2]	2.88%	5.02%	4.56%	2.68%	0.97%

Supplemental Data
Net assets, end of period (000)	$349,523	$314,886	$331,909	$105,242	$110,741	$88,886

	Dollar						Administration
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31					Period April 24, 2009 to April 30, 2009[3] (Unaudited)	Period November 1, 2007 to August 12, 2008[3]	Period June 1, 2007[4] to October 31, 2007
		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0026	0.0258	0.0478	0.0434	0.0238	0.0076	0.0000	0.0232	0.0201
Dividends from net investment income	(0.0026)	(0.0258)	(0.0478)	(0.0434)	(0.0238)	(0.0076)	(0.0000)	(0.0232)	(0.0201)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.26%[1]	2.61%	4.89%	4.42%	2.41%	0.77%	0.00%[1]	2.34%[1]	2.01%[1]

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.48%[2]	0.45%	0.45%	0.45%	0.45%	0.45%	0.33%[2]	0.30%[2]	0.30%[2]

Total expenses	0.57%[2]	0.56%	0.57%	0.60%	0.63%	0.60%	0.42%[2]	0.39%[2]	0.40%[2]

Net investment income	0.50%[2]	2.34%	4.77%	4.34%	2.55%	0.80%	0.18%[2]	3.15%[2]	4.88%[2]

Supplemental Data
Net assets, end of period (000)	$201,063	$168,573	$43,013	$37,625	$18,857	$7,835	$15	—	$33,680

1	Aggregate total investment return.

2	Annualized.

3	There were no Administration Shares outstanding during the period August 13, 2008 to April 23, 2009.

4	Commencement of Operations.

See Notes to Financial Statements.

66	SEMI-ANNUAL REPORT	APRIL 30, 2009

Financial Highlights (continued)	FedFund

	Institutional
	Six Months Ended April 30, 2009	Year Ended October 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0034	0.0289	0.0507	0.0463	0.0269	0.0105
Dividends from net investment income	(0.0034)	(0.0289)	(0.0507)	(0.0463)	(0.0269)	(0.0105)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.34%[1]	2.93%	5.19%	4.73%	2.73%	1.05%

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.23%[2]	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses	0.23%[2]	0.22%	0.27%	0.28%	0.29%	0.29%

Net investment income	0.65%[2]	2.74%	5.04%	4.64%	2.73%	1.04%

Supplemental Data
Net assets, end of period (000)	$15,217,303	$10,300,496	$4,583,892	$2,417,594	$2,320,001	$1,883,220

	Dollar						Cash Management
	Six Months Ended April 30, 2009	Year Ended October 31,					Six Months Ended April 30, 2009	Period August 12, 2008[3] to
	(Unaudited)	2008	2007	2006	2005	2004	(Unaudited)	October 31, 2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0022	0.0264	0.0482	0.0438	0.0244	0.0080	0.0012	0.0032
Dividends from net investment income	(0.0022)	(0.0264)	(0.0482)	(0.0438)	(0.0244)	(0.0080)	(0.0012)	(0.0032)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.22%[1]	2.68%	4.93%	4.47%	2.47%	0.80%	0.12%[1]	0.32%[1]

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.47%[2]	0.45%	0.45%	0.45%	0.45%	0.45%	0.66%[2]	0.69%[2]

Total expenses	0.48%[2]	0.48%	0.52%	0.53%	0.54%	0.54%	0.73%[2]	0.72%[2]

Net investment income	0.43%[2]	2.50%	4.83%	4.46%	2.49%	0.79%	0.25%[2]	1.45%[2]

Supplemental Data
Net assets, end of period (000)	$1,184,255	$1,148,784	$683,594	$415,040	$372,460	$345,479	$24,638	$25,057

1	Aggregate total investment return.

2	Annualized.

3	Commencement of Operations.

SEMI-ANNUAL REPORT	APRIL 30, 2009	67

Financial Highlights (continued)	FedFund

	Cash Reserve
	Six Months Ended April 30, 2009	Year Ended October 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0016	0.0250	0.0467	0.0423	0.0229	0.0065
Dividends from net investment income	(0.0016)	(0.0250)	(0.0467)	(0.0423)	(0.0229)	(0.0065)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.16%[1]	2.52%	4.78%	4.31%	2.32%	0.65%

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.60%[2]	0.60%	0.60%	0.60%	0.60%	0.60%

Total expenses	0.63%[2]	0.63%	0.66%	0.68%	0.70%	0.69%

Net investment income	0.35%[2]	2.18%	4.61%	4.26%	1.94%	0.62%

Supplemental Data
Net assets, end of period (000)	$5,187	$4,336	$1,183	$1,082	$1,547	$9,276

	Administration
	Six Months Ended April 30, 2009	Year Ended October 31,			Period November 10, 2004[3] to October 31, 2005[4]
	(Unaudited)	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0029	0.0280	0.0497	0.0453	0.0110
Dividends from net investment income	(0.0029)	(0.0280)	(0.0497)	(0.0453)	(0.0110)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.29%[1]	2.83%	5.09%	4.63%	1.10%[1]

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.33%[2]	0.30%	0.30%	0.30%	0.30%[2]

Total expenses	0.33%[2]	0.32%	0.38%	0.38%	0.39%[2]

Net investment income	0.58%[2]	2.51%	4.97%	4.67%	2.63%[2]

Supplemental Data
Net assets, end of period (000)	$171,656	$134,241	$41,411	$83,069	$43,480

68	SEMI-ANNUAL REPORT	APRIL 30, 2009

Financial Highlights (continued)	FedFund

	Select
	Six Months Ended April 30, 2009	Year Ended October 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0007	0.0209	0.0427	0.0383	0.0189	0.0031
Dividends from net investment income	(0.0007)	(0.0209)	(0.0427)	(0.0383)	(0.0189)	(0.0031)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.07%[1]	2.11%	4.36%	3.90%	1.91%	0.31%

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.76%[2]	1.00%	1.00%	1.00%	1.00%	0.95%

Total expenses	1.08%[2]	1.07%	1.12%	1.13%	1.09%	1.09%

Net investment income	0.13%[2]	2.03%	4.24%	3.86%	2.14%	0.36%

Supplemental Data
Net assets, end of period (000)	$191,058	$166,590	$98,752	$52,420	$47,205	$18,837

	Private Client
	Six Months Ended April 30, 2009	Year Ended October 31,				Period March 26, 2004[3] to October 31, 2004
	(Unaudited)	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0013	0.0241	0.0462	0.0423	0.0229	0.0045
Dividends from net investment income	(0.0013)	(0.0241)	(0.0462)	(0.0423)	(0.0229)	(0.0045)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.13%[1]	2.44%	4.72%	4.31%	2.32%	0.45%[1]

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.66%[2]	0.68%	0.66%	0.60%	0.60%	0.58%[2]

Total expenses	1.08%[2]	1.07%	1.12%	1.13%	1.14%	0.80%[2]

Net investment income	0.29%[2]	2.59%	4.58%	4.25%	2.59%	0.92%[2]

Supplemental Data
Net assets, end of period (000)	$67,087	$102,147	$768,612	$295,307	$241,913	$50,579

1	Aggregate total investment return.

2	Annualized.

3	Commencement of Operations.

4	There were no Administration Shares outstanding during the period November 19, 2004 to July 5, 2005.

SEMI-ANNUAL REPORT	APRIL 30, 2009	69

Financial Highlights (continued)	FedFund

	Premier
	Six Months Ended April 30, 2009	Year Ended October 31,				Period March 26, 2004[1] to October 31, 2004
	(Unaudited)	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0013	0.0241	0.0462	0.0423	0.0227	0.0038
Dividends from net investment income	(0.0013)	(0.0241)	(0.0462)	(0.0423)	(0.0227)	(0.0038)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.13%[2]	2.44%	4.72%	4.31%	2.30%	0.38%[2]

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.65%[3]	0.68%	0.66%	0.60%	0.60%	0.70%[3]

Total expenses	0.84%[3]	0.82%	0.87%	0.88%	0.89%	0.79%[3]

Net investment income	0.20%[3]	2.47%	4.60%	4.15%	2.84%	0.60%[3]

Supplemental Data
Net assets, end of period (000)	$116,733	$91,990	$93,867	$48,396	$86,126	$2

1	Commencement of Operations.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

70	SEMI-ANNUAL REPORT	APRIL 30, 2009

Financial Highlights (continued)	TempCash

	Institutional
	Six Months Ended April 30, 2009	Year Ended October 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Outstanding Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0070	0.0336	0.0521	0.0471	0.0278	0.0112
Dividends from net investment income	(0.0070)	(0.0336)	(0.0521)	(0.0471)	(0.0278)	(0.0112)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.70%[1]	3.42%	5.34%	4.82%	2.82%	1.13%

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.22%[2]	0.18%	0.18%	0.18%	0.18%	0.18%

Total expenses	0.28%[2]	0.22%	0.24%	0.23%	0.24%	0.23%

Net investment income	1.35%[2]	3.46%	5.22%	4.79%	2.88%	1.11%

Supplemental Data
Net assets, end of period (000)	$8,952,001	$6,073,793	$11,420,516	$9,769,075	$11,576,987	$7,850,023

	Dollar
	Six Months Ended April 30, 2009	Year Ended October 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Outstanding Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0057	0.0313	0.0496	0.0446	0.0253	0.0087
Dividends from net investment income	(0.0057)	(0.0313)	(0.0496)	(0.0446)	(0.0253)	(0.0087)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.58%[1]	3.16%	5.08%	4.56%	2.56%	0.88%

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.47%[2]	0.44%	0.43%	0.43%	0.43%	0.43%

Total expenses	0.53%[2]	0.48%	0.49%	0.48%	0.49%	0.49%

Net investment income	1.16%[2]	3.07%	4.96%	4.50%	2.63%	0.87%

Supplemental Data
Net assets, end of period (000)	$1,022,424	$1,011,158	$1,004,425	$826,331	$595,873	$531,509

1	Aggregate total investment return.

2	Annualized.

SEMI-ANNUAL REPORT	APRIL 30, 2009	71

Financial Highlights (continued)	TempCash

	Administration
	Six Months Ended April 30, 2009 (Unaudited)	Period November 30, 2007 to October 31, 2008[2]	Period November 1, 2006 to September 24, 2007[3]	Period November 15, 2005[1] to October 31, 2006[4]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0065	0.0169	0.0386	0.0301
Dividends from net investment income	(0.0065)	(0.0169)	(0.0386)	(0.0301)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.65%[5]	1.70%[5]	3.92%[5]	3.04%[5]

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.32%[6]	0.28%[6]	0.28%[6]	0.28%[6]

Total expenses	0.38%[6]	0.33%[6]	0.34%[6]	0.34%[6]

Net investment income	1.26%[6]	2.51%[6]	5.12%[6]	5.01%[6]

Supplemental Data
Net assets, end of period (000)	$57,560	$50,014	—	$25,461

1	Commencement of Operations.

2	There were no Administration Shares outstanding during the period September 25, 2007 to November 29, 2007 or the period December 24, 2007 to April 15, 2008.

3	There were no Administration Shares outstanding during the period June 28, 2007 to August 20, 2007.

4	There were no Administration shares outstanding during the period November 25, 2005 to March 30, 2006.

5	Aggregate total investment return.

6	Annualized.

See Notes to Financial Statements.

72	SEMI-ANNUAL REPORT	APRIL 30, 2009

Financial Highlights (continued)	TempFund

	Institutional
	Six Months Ended April 30, 2009	Year Ended October 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0069	0.0338	0.0521	0.0470	0.0276	0.0109
Dividends from net investment income	(0.0069)	(0.0338)	(0.0521)	(0.0470)	(0.0276)	(0.0109)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.69%[1]	3.43%	5.33%	4.81%	2.80%	1.09%

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.21%[2]	0.18%	0.18%	0.18%	0.18%	0.18%

Total expenses	0.22%[2]	0.19%	0.20%	0.20%	0.21%	0.21%

Net investment income	1.34%[2]	3.33%	5.22%	4.78%	2.78%	1.09%

Supplemental Data
Net assets, end of period (000)	$60,850,702	$43,874,587	$50,720,755	$25,788,255	$20,229,031	$17,452,337

	Dollar
	Six Months Ended April 30, 2009	Year Ended October 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0056	0.0313	0.0496	0.0445	0.0252	0.0084
Dividends from net investment income	(0.0056)	(0.0313)	(0.0496)	(0.0445)	(0.0252)	(0.0084)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.57%[1]	3.18%	5.07%	4.55%	2.54%	0.84%

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.46%[2]	0.43%	0.43%	0.43%	0.43%	0.43%

Total expenses	0.47%[2]	0.44%	0.45%	0.45%	0.46%	0.46%

Net investment income	1.15%[2]	3.14%	4.95%	4.44%	2.57%	0.83%

Supplemental Data
Net assets, end of period (000)	$6,133,018	$6,546,254	$6,310,899	$4,971,729	$4,212,168	$3,665,117

1	Aggregate total investment return.

2	Annualized.

SEMI-ANNUAL REPORT	APRIL 30, 2009	73

Financial Highlights (continued)	TempFund

	Cash Management
	Six Months Ended April 30, 2009	Year Ended October 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0044	0.0288	0.0471	0.0420	0.0227	0.0059
Dividends from net investment income	(0.0044)	(0.0288)	(0.0471)	(0.0420)	(0.0227)	(0.0059)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.44%[1]	2.92%	4.81%	4.28%	2.29%	0.59%

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.71%[2]	0.68%	0.68%	0.68%	0.68%	0.68%

Total expenses	0.72%[2]	0.69%	0.70%	0.70%	0.71%	0.71%

Net investment income	0.90%[2]	2.77%	4.71%	4.24%	2.38%	0.58%

Supplemental Data
Net assets, end of period (000)	$1,031,736	$1,155,402	$724,122	$358,944	$282,475	$192,325

	Cash Reserve[3]
	Six Months Ended April 30, 2009	Year Ended October 31,			Period October 4, 2005 to October 31, 2005	Period November 1, 2003 to December 15, 2003
	(Unaudited)	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0049	0.0298	0.0481	0.0430	0.0025	0.0007
Dividends from net investment income	(0.0049)	(0.0298)	(0.0481)	(0.0430)	(0.0025)	(0.0007)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.49%[1]	3.02%	4.92%	4.39%	0.24%[1]	0.07%[1]

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.61%[2]	0.58%	0.58%	0.58%	0.58%[2]	0.58%[2]

Total expenses	0.62%[2]	0.59%	0.60%	0.61%	0.62%[2]	0.60%[2]

Net investment income	0.98%[2]	3.09%	4.80%	4.38%	3.34%[2]	0.54%[2]

Supplemental Data
Net assets, end of period (000)	$10,620	$10,398	$12,090	$17,173	$3,723	—

74	SEMI-ANNUAL REPORT	APRIL 30, 2009

Financial Highlights (continued)	TempFund

	Administration
	Six Months Ended April 30, 2009	Year Ended October 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0064	0.0328	0.0511	0.0460	0.0267	0.0099
Dividends from net investment income	(0.0064)	(0.0328)	(0.0511)	(0.0460)	(0.0267)	(0.0099)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.64%[1]	3.33%	5.23%	4.70%	2.70%	0.99%

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.31%[2]	0.28%	0.28%	0.28%	0.28%	0.28%

Total expenses	0.32%[2]	0.29%	0.30%	0.30%	0.31%	0.31%

Net investment income	1.26%[2]	3.25%	5.11%	4.65%	2.71%	1.25%

Supplemental Data
Net assets, end of period (000)	$2,203,672	$2,079,257	$1,842,566	$1,763,132	$1,261,354	$1,200,346

	Select
	Six Months Ended April 30, 2009	Year Ended October 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0031	0.0256	0.0439	0.0388	0.0195	0.0032
Dividends from net investment income	(0.0031)	(0.0256)	(0.0439)	(0.0388)	(0.0195)	(0.0032)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.31%[1]	2.59%	4.48%	3.95%	1.96%	0.32%

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.97%[2]	1.00%	1.00%	1.00%	1.00%	0.95%

Total expenses	1.07%[2]	1.04%	1.05%	1.05%	1.03%	1.03%

Net investment income	0.62%[2]	2.56%	4.39%	3.89%	2.25%	0.34%

Supplemental Data
Net assets, end of period (000)	$913,413	$922,457	$888,584	$810,613	$706,592	$189,266

1	Aggregate total investment return.

2	Annualized.

3	There were no Cash Reserve Shares outstanding during the period December 16, 2003 to October 3, 2005.

SEMI-ANNUAL REPORT	APRIL 30, 2009	75

Financial Highlights (continued)	TempFund

	Private Client
	Six Months Ended April 30, 2009	Year Ended October 31,				Period March 26, 2004[1] to October 31, 2004
	(Unaudited)	2008	2007	2006	2005
Per Share Outstanding Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0044	0.0288	0.0473	0.0428	0.0235	0.0048
Dividends from net investment income	(0.0044)	(0.0288)	(0.0473)	(0.0428)	(0.0235)	(0.0048)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.43%[2]	2.92%	4.84%	4.37%	2.37%	0.48%[2]

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.71%[3]	0.68%	0.65%	0.60%	0.60%	0.58%[3]

Total expenses	1.07%[3]	1.04%	1.05%	1.05%	1.06%	1.05%[3]

Net investment income	0.98%[3]	3.03%	4.73%	4.32%	2.57%	0.96%[3]

Supplemental Data
Net assets, end of period (000)	$85,493	$148,322	$1,566,346	$1,479,708	$1,018,935	$280,458

	Premier
	Six Months Ended April 30, 2009	Year Ended October 31,			Period March 2, 2005[1] to October 31, 2005
	(Unaudited)	2008	2007	2006
Per Share Outstanding Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0044	0.0288	0.0473	0.0428	0.0179
Dividends from net investment income	(0.0044)	(0.0288)	(0.0473)	(0.0428)	(0.0179)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.43%[2]	2.92%	4.84%	4.37%	1.80%[2]

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.71%[3]	0.68%	0.66%	0.60%	0.60%[3]

Total expenses	0.82%[3]	0.79%	0.80%	0.80%	0.81%[3]

Net investment income	0.88%[3]	2.99%	4.73%	4.29%	2.93%[3]

Supplemental Data
Net assets, end of period (000)	$329,217	$338,821	$509,731	$395,943	$321,636

1	Commencement of Operations.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

76	SEMI-ANNUAL REPORT	APRIL 30, 2009

Financial Highlights (continued)	T-Fund

	Institutional
	Six Months Ended April 30, 2009	Year Ended October 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0010	0.0224	0.0493	0.0456	0.0260	0.0098
Dividends from net investment income	(0.0010)	(0.0224)	(0.0493)	(0.0456)	(0.0260)	(0.0098)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.10%[1]	2.26%	5.05%	4.65%	2.63%	0.99%

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.25%[2]	0.21%	0.20%	0.20%	0.20%	0.20%

Total expenses	0.26%[2]	0.22%	0.25%	0.26%	0.28%	0.28%

Net investment income	0.23%[2]	2.01%	4.88%	4.57%	2.66%	0.98%

Supplemental Data
Net assets, end of period (000)	$7,210,263	$18,422,915	$6,280,213	$2,906,319	$2,958,524	$2,438,998

	Dollar
	Six Months Ended April 30, 2009	Year Ended October 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0199	0.0468	0.0431	0.0235	0.0073
Dividends from net investment income	(0.0002)	(0.0199)	(0.0468)	(0.0431)	(0.0235)	(0.0073)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.03%[1]	2.00%	4.79%	4.39%	2.37%	0.74%

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.43%[2]	0.45%	0.45%	0.45%	0.45%	0.45%

Total expenses	0.51%[2]	0.47%	0.51%	0.51%	0.53%	0.53%

Net investment income	0.07%[2]	2.13%	4.69%	4.32%	2.43%	0.73%

Supplemental Data
Net assets, end of period (000)	$374,073	$973,576	$775,904	$691,792	$728,168	$1,481,069

1	Aggregate total investment return.

2	Annualized.

SEMI-ANNUAL REPORT	APRIL 30, 2009	77

Financial Highlights (continued)	T-Fund

	Cash Management
	Six Months Ended April 30, 2009	Year Ended October 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0174	0.0443	0.0406	0.0210	0.0048
Dividends from net investment income	(0.0001)	(0.0174)	(0.0443)	(0.0406)	(0.0210)	(0.0048)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.01%[1]	1.75%	4.53%	4.13%	2.12%	0.48%

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.43%[2]	0.70%	0.70%	0.70%	0.70%	0.70%

Total expenses	0.76%[2]	0.72%	0.75%	0.77%	0.78%	0.78%

Net investment income	0.02%[2]	1.78%	4.42%	4.25%	2.21%	0.49%

Supplemental Data
Net assets, end of period (000)	$517,143	$543,153	$552,059	$364,515	$126,531	$71,616

	Administration
	Six Months Ended April 30, 2009	Year Ended October 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0006	0.0214	0.0484	0.0446	0.0250	0.0088
Dividends from net investment income	(0.0006)	(0.0214)	(0.0484)	(0.0446)	(0.0250)	(0.0088)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.06%[1]	2.16%	4.94%	4.55%	2.53%	0.89%

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.33%[2]	0.29%	0.30%	0.30%	0.30%	0.30%

Total expenses	0.36%[2]	0.31%	0.35%	0.37%	0.37%	0.39%

Net investment income	0.12%[2]	2.30%	4.77%	4.47%	2.98%	0.90%

Supplemental Data
Net assets, end of period (000)	$39,751	$44,215	$83,990	$15,574	$19,832	$201

78	SEMI-ANNUAL REPORT	APRIL 30, 2009

Financial Highlights (continued)	T-Fund

	Select
	Six Months Ended April 30, 2009 (Unaudited)	Period February 28, 2008[3] to October 31, 2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00

Net investment income	0.0004	0.0061
Dividends from net investment income	(0.0004)	(0.0061)

Net asset value, end of period	$1.00	$1.00

Total Investment Return
Based on net asset value	0.04%[1]	0.61%[1]

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.37%[2]	0.91%[2]

Total expenses	1.12%[2]	1.07%[2]

Net investment income	0.06%[2]	0.66%[2]

Supplemental Data
Net assets, end of period (000)	$317,098	$218,773

	Private Client			Premier
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period October 9, 2007[3] to October 31, 2007	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period October 9, 2007[3] to October 31, 2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0004	0.0176	0.0025	0.0004	0.0176	0.0025
Dividends from net investment income	(0.0004)	(0.0176)	(0.0025)	(0.0004)	(0.0176)	(0.0025)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.04%[1]	1.77%	0.24%[1]	0.04%[1]	1.77%	0.24%[1]

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.39%[2]	0.68%	0.68%[2]	0.38%[2]	0.68%	0.68%[2]

Total expenses	1.11%[2]	1.07%	1.09%[2]	0.86%[2]	0.82%	0.84%[2]

Net investment income	0.10%[2]	2.43%	4.14%[2]	0.08%[2]	1.43%	4.14%[2]

Supplemental Data
Net assets, end of period (000)	$241	$460	$1	$150,735	$189,222	$1

1	Aggregate total investment return.

2	Annualized.

3	Commencement of Operations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	79

Financial Highlights (continued)	Treasury Trust Fund

	Institutional
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31,
		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0008	0.0199	0.0458	0.0431	0.0244	0.0091
Net realized gain	0.0001	—	—	—	—	—

Net increase from investment operations	0.0009	0.0199	0.0458	0.0431	0.0244	0.0091

Dividends and distributions from:
Net investment income	(0.0008)	(0.0199)	(0.0458)	(0.0431)	(0.0244)	(0.0091)
Net realized gain	(0.0001)	(0.0000)	—	—	—	—

Total dividends and distributions	(0.0009)	(0.0199)	(0.0458)	(0.0431)	(0.0244)	(0.0091)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.09%[1]	2.01%	4.68%	4.39%	2.47%	0.92%

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.24%[2]	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses	0.27%[2]	0.24%	0.29%	0.31%	0.31%	0.31%

Net investment income	0.22%[2]	1.73%	4.38%	4.32%	2.43%	0.89%

Supplemental Data
Net assets, end of period (000)	$3,586,401	$6,669,302	$2,370,308	$882,971	$806,381	$783,247

	Dollar
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31,
		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0174	0.0433	0.0406	0.0219	0.0066
Net realized gain	0.0001	—	—	—	—	—

Net increase from investment operations	0.0004	0.0174	0.0433	0.0406	0.0219	0.0066

Dividends and distributions from:
Net investment income	(0.0003)	(0.0174)	(0.0433)	(0.0406)	(0.0219)	(0.0066)
Net realized gain	(0.0001)	(0.0000)	—	—	—	—

Total dividends and distributions	(0.0004)	(0.0174)	(0.0433)	(0.0406)	(0.0219)	(0.0066)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.04%[1]	1.75%	4.42%	4.14%	2.21%	0.67%

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.41%[2]	0.45%	0.45%	0.45%	0.45%	0.45%

Total expenses	0.52%[2]	0.49%	0.55%	0.56%	0.56%	0.56%

Net investment income	0.11%[2]	1.39%	4.36%	4.06%	2.09%	0.68%

Supplemental Data
Net assets, end of period (000)	$125,034	$632,855	$173,312	$205,317	$206,999	$343,163

80	SEMI-ANNUAL REPORT	APRIL 30, 2009

Financial Highlights (continued)	Treasury Trust Fund

	Cash Management
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31,			Period November 17, 2004[3] to October 31, 2005	Period November 1, 2003 to June 20, 2004
		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0149	0.0408	0.0381	0.0190	0.0018
Net realized gain	0.0001	—	—	—	—	—

Net increase from investment operations	0.0002	0.0149	0.0408	0.0381	0.0190	0.0018

Dividends and distributions from:
Net investment income	(0.0001)	(0.0149)	(0.0408)	(0.0381)	(0.0190)	(0.0018)
Net realized gain	(0.0001)	(0.0000)	—	—	—	—

Total dividends and distributions	(0.0002)	(0.0149)	(0.0408)	(0.0381)	(0.0190)	(0.0018)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.02%[1]	1.50%	4.16%	3.88%	1.92%[1]	0.18%[1]

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.42%[2]	0.70%	0.70%	0.70%	0.70%[2]	0.70%[2]

Total expenses	0.77%[2]	0.73%	0.80%	0.80%	0.81%[2]	0.80%[2]

Net investment income	0.02%[2]	1.34%	4.10%	3.72%	1.58%[2]	0.27%[2]

Supplemental Data
Net assets, end of period (000)	$49,292	$109,531	$54,373	$50,437	$21,929	—

	Administration
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31,				Period May 25, 2004[4] to October 31, 2004
		2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0005	0.0189	0.0448	0.0421	0.0234	0.0043
Net realized gain	0.0001	—	—	—	—	—

Net increase from investment operations	0.0006	0.0189	0.0448	0.0421	0.0234	0.0043

Dividends and distributions from:
Net investment income	(0.0005)	(0.0189)	(0.0448)	(0.0421)	(0.0234)	(0.0043)
Net realized gain	(0.0001)	(0.0000)	—	—	—	—

Total dividends and distributions	(0.0006)	(0.0189)	(0.0448)	(0.0421)	(0.0234)	(0.0043)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.06%[1]	1.90%	4.57%	4.29%	2.37%	0.44%[1]

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.31%[2]	0.30%	0.30%	0.30%	0.30%	0.30%[2]

Total expenses	0.37%[2]	0.34%	0.40%	0.41%	0.41%	0.40%[2]

Net investment income	0.15%[2]	1.79%	4.49%	4.16%	2.36%	1.04%[2]

Supplemental Data
Net assets, end of period (000)	$148,474	$234,311	$96,955	$113,067	$154,211	$141,449

1	Aggregate total investment return.

2	Annualized.

3	There were no Cash Management Shares outstanding during the period June 21, 2004 to November 16, 2004.

4	There were no Administration Shares outstanding during the period October 3, 2003 to May 24, 2004.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	81

Financial Highlights (continued)	MuniCash

	Institutional
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31,
		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0051	0.0266	0.0353	0.0318	0.0206	0.0100
Dividends from net investment income	(0.0051)	(0.0266)	(0.0353)	(0.0318)	(0.0206)	(0.0100)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.52%[1]	2.68%	3.59%	3.23%	2.09%	1.01%

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.25%[2]	0.17%	0.20%	0.20%	0.19%	0.19%

Total expenses	0.44%[2]	0.38%	0.36%	0.36%	0.34%	0.33%

Net investment income	1.01%[2]	2.72%	3.54%	3.12%	2.04%	1.01%

Supplemental Data
Net assets, end of period (000)	$468,029	$459,835	$919,878	$1,232,427	$2,181,441	$2,315,927

	Dollar
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31,
		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0039	0.0241	0.0328	0.0293	0.0181	0.0075
Dividends from net investment income	(0.0039)	(0.0241)	(0.0328)	(0.0293)	(0.0181)	(0.0075)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.39%[1]	2.42%	3.33%	2.97%	1.83%	0.76%

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.50%[2]	0.42%	0.45%	0.45%	0.44%	0.44%

Total expenses	0.69%[2]	0.63%	0.61%	0.61%	0.59%	0.58%

Net investment income	0.78%[2]	2.37%	3.28%	2.93%	1.79%	0.75%

Supplemental Data
Net assets, end of period (000)	$100,903	$89,851	$85,628	$91,505	$59,321	$79,579

1	Aggregate total investment return.

2	Annualized.

See Notes to Financial Statements.

82	SEMI-ANNUAL REPORT	APRIL 30, 2009

Financial Highlights (continued)	MuniFund

	Institutional
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31,
		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0045	0.0254	0.0349	0.0312	0.0199	0.0095
Dividends from net investment income	(0.0045)	(0.0254)	(0.0349)	(0.0312)	(0.0199)	(0.0095)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.46%[1]	2.56%	3.55%	3.17%	2.01%	0.95%

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.24%[2]	0.20%	0.20%	0.20%	0.19%	0.19%

Total expenses	0.32%[2]	0.29%	0.33%	0.33%	0.33%	0.34%

Net investment income	0.90%[2]	2.46%	3.49%	3.10%	2.02%	0.95%

Supplemental Data
Net assets, end of period (000)	$3,969,997	$2,834,406	$2,316,504	$1,420,560	$2,135,257	$1,812,753

	Dollar
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31,
		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0033	0.0229	0.0324	0.0287	0.0174	0.0070
Dividends from net investment income	(0.0033)	(0.0229)	(0.0324)	(0.0287)	(0.0174)	(0.0070)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.33%[1]	2.30%	3.29%	2.91%	1.76%	0.70%

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.49%[2]	0.45%	0.45%	0.45%	0.44%	0.45%

Total expenses	0.57%[2]	0.54%	0.58%	0.58%	0.58%	0.59%

Net investment income	0.62%[2]	2.21%	3.23%	2.87%	1.75%	0.73%

Supplemental Data
Net assets, end of period (000)	$244,377	$135,168	$147,606	$96,853	$84,763	$82,323

1	Aggregate total investment return.

2	Annualized.

SEMI-ANNUAL REPORT	APRIL 30, 2009	83

Financial Highlights (continued)	MuniFund

	Cash Management
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31,
		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income (loss)	0.0021	0.0204	0.0299	0.0262	0.0149	0.0045
Dividends from net investment income	(0.0021)	(0.0204)	(0.0299)	(0.0262)	(0.0149)	(0.0045)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.21%[1]	2.05%	3.03%	2.65%	1.51%	0.45%

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.74%[2]	0.70%	0.70%	0.70%	0.69%	0.69%

Total expenses	0.82%[2]	0.79%	0.83%	0.83%	0.83%	0.84%

Net investment income	0.43%[2]	1.92%	2.98%	2.65%	1.58%	0.43%

Supplemental Data
Net assets, end of period (000)	$109,886	$132,115	$40,620	$41,699	$35,774	$20,114

	Administration
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31,				Period May 17, 2004[3] to October 31, 2004
		2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0041	0.0244	0.0339	0.0302	0.0189	0.0044
Dividends from net investment income	(0.0041)	(0.0244)	(0.0339)	(0.0302)	(0.0189)	(0.0044)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.41%[1]	2.46%	3.44%	3.07%	1.91%	0.44%[1]

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.34%[2]	0.30%	0.30%	0.30%	0.29%	0.30%[2]

Total expenses	0.42%[2]	0.39%	0.43%	0.43%	0.43%	0.43%[2]

Net investment income	0.80%[2]	2.35%	3.39%	3.01%	1.90%	1.01%[2]

Supplemental Data
Net assets, end of period (000)	$582,256	$557,300	$389,468	$371,211	$516,607	$437,590

84	SEMI-ANNUAL REPORT	APRIL 30, 2009

Financial Highlights (continued)	MuniFund

	Select
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31,
		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0009	0.0173	0.0269	0.0232	0.0119	0.0026
Dividends from net investment income	(0.0009)	(0.0173)	(0.0269)	(0.0232)	(0.0119)	(0.0026)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.09%[1]	1.74%	2.72%	2.35%	1.20%	0.26%

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.98%[2]	1.00%	1.00%	1.00%	0.99%	0.89%

Total expenses	1.17%[2]	1.14%	1.18%	1.18%	1.13%	1.14%

Net investment income	0.15%[2]	1.70%	2.68%	2.32%	1.15%	0.29%

Supplemental Data
Net assets, end of period (000)	$35,141	$25,432	$38,401	$31,467	$24,225	$28,191

	Private Client
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31,				Period March 26, 2004[4] to October 31, 2004
		2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0022	0.0206	0.0303	0.0272	0.0155	0.0033
Dividends from net investment income	(0.0022)	(0.0206)	(0.0303)	(0.0272)	(0.0155)	(0.0033)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.20%[1]	2.07%	3.08%	2.76%	1.56%	0.33%[1]

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.72%[2]	0.68%	0.65%	0.60%	0.62%	0.68%[2]

Total expenses	1.17%[2]	1.14%	1.18%	1.18%	1.18%	0.83%[2]

Net investment income	0.46%[2]	1.95%	3.03%	2.75%	1.64%	0.67%[2]

Supplemental Data
Net assets, end of period (000)	$17,438	$29,315	$293,358	$252,344	$161,860	$51,799

1	Aggregate total investment return.

2	Annualized.

3	There were no Administration Shares outstanding during the period October 7, 2003 to May 16, 2004.

4	Commencement of Operations.

SEMI-ANNUAL REPORT	APRIL 30, 2009	85

Financial Highlights (continued)	MuniFund

	Premier
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31,			Period March 2, 2005[1] to October 31, 2005
		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0022	0.0206	0.0300	0.0272	0.0120
Dividends from net investment income	(0.0022)	(0.0206)	(0.0300)	(0.0272)	(0.0120)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.20%[2]	2.07%	3.08%	2.76%	1.21%[2]

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.72%[3]	0.68%	0.66%	0.60%	0.59%[3]

Total expenses	0.92%[3]	0.89%	0.93%	0.93%	0.93%[3]

Net investment income	0.42%[3]	2.04%	3.03%	2.72%	1.88%[3]

Supplemental Data
Net assets, end of period (000)	$163,876	$134,994	$264,304	$160,053	$126,455

1	Commencement of Operations.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

86	SEMI-ANNUAL REPORT	APRIL 30, 2009

Financial Highlights (continued)	California Money Fund

	Institutional						Dollar
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31,					Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31,
		2008	2007	2006	2005	2004		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0031	0.0216	0.0341	0.0308	0.0197	0.0092	0.0018	0.0191	0.0316	0.0283	0.0172	0.0067
Dividends from net investment income	(0.0031)	(0.0216)	(0.0341)	(0.0308)	(0.0197)	(0.0092)	(0.0018)	(0.0191)	(0.0316)	(0.0283)	(0.0172)	(0.0067)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.31%[1]	2.18%	3.46%	3.13%	1.99%	0.92%	0.18%[1]	1.92%	3.20%	2.87%	1.74%	0.68%

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.25%[2]	0.20%	0.20%	0.20%	0.20%	0.20%	0.49%[2]	0.45%	0.45%	0.45%	0.45%	0.44%

Total expenses	0.45%[2]	0.40%	0.40%	0.40%	0.41%	0.41%	0.69%[2]	0.65%	0.65%	0.65%	0.65%	0.66%

Net investment income	0.63%[2]	2.14%	3.40%	3.13%	2.00%	0.92%	0.32%[2]	2.25%	3.16%	2.86%	1.84%	0.66%

Supplemental Data
Net assets, end of period (000)	$587,103	$669,672	$778,621	$860,859	$593,417	$454,698	$23,439	$9,421	$47,235	$40,850	$26,293	$1,347

	Cash Management
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31,
		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0008	0.0166	0.0291	0.0258	0.0147	0.0042
Dividends from net investment income	(0.0008)	(0.0166)	(0.0291)	(0.0258)	(0.0147)	(0.0042)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.08%[1]	1.67%	2.95%	2.61%	1.48%	0.42%

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.69%[2]	0.70%	0.70%	0.70%	0.70%	0.70%

Total expenses	0.93%[2]	0.89%	0.90%	0.90%	0.91%	0.90%

Net investment income	0.24%[2]	1.93%	2.92%	2.70%	1.50%	0.40%

Supplemental Data
Net assets, end of period (000)	$7	$63	$21,289	$10,122	$205	$120

1	Aggregate total investment return.

2	Annualized.

SEMI-ANNUAL REPORT	APRIL 30, 2009	87

Financial Highlights (continued)	California Money Fund

	Administration
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31,				Period June 18, 2004[1] to October 31, 2004
		2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0026	0.0206	0.0331	0.0298	0.0187	0.0037
Dividends from net investment income	(0.0026)	(0.0206)	(0.0331)	(0.0298)	(0.0187)	(0.0037)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.26%[2]	2.08%	3.36%	3.02%	1.89%	0.37%[2]

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.35%[3]	0.30%	0.30%	0.30%	0.30%	0.30%[3]

Total expenses	0.55%[3]	0.50%	0.50%	0.50%	0.51%	0.51%[3]

Net investment income	0.52%[3]	2.20%	3.31%	2.99%	1.98%	1.00%[3]

Supplemental Data
Net assets, end of period (000)	$2,835	$2,418	$6,971	$5,013	$3,898	$1,738

	Select
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31,
		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0004	0.0136	0.0261	0.0228	0.0117	0.0025
Dividends from net investment income	(0.0004)	(0.0136)	(0.0261)	(0.0228)	(0.0117)	(0.0025)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.04%[2]	1.37%	2.64%	2.31%	1.18%	0.25%

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.78%[3]	1.00%	1.00%	1.00%	1.00%	0.86%

Total expenses	1.30%[3]	1.25%	1.25%	1.25%	1.21%	1.20%

Net investment income	0.09%[3]	1.36%	2.61%	2.31%	1.27%	0.25%

Supplemental Data
Net assets, end of period (000)	$36,040	$43,261	$35,563	$33,556	$15,777	$6,307

88	SEMI-ANNUAL REPORT	APRIL 30, 2009

Financial Highlights (continued)	California Money Fund

	Private Client
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31,				Period March 26, 2004[1] to October 31, 2004
		2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0008	0.0168	0.0296	0.0268	0.0152	0.0030
Dividends from net investment income	(0.0008)	(0.0168)	(0.0296)	(0.0268)	(0.0152)	(0.0030)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.08%[2]	1.69%	2.99%	2.72%	1.54%	0.32%[2]

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.70%[3]	0.68%	0.65%	0.60%	0.64%	0.68%[3]

Total expenses	1.30%[3]	1.24%	1.25%	1.25%	1.26%	0.91%[3]

Net investment income	0.19%[3]	1.59%	2.95%	2.71%	1.62%	0.63%[3]

Supplemental Data
Net assets, end of period (000)	$14,749	$24,422	$196,002	$203,719	$127,509	$37,216

	Premier
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31,				Period March 26, 2004[1] to October 31, 2004
		2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0008	0.0168	0.0295	0.0268	0.0154	0.0036
Dividends from net investment income	(0.0008)	(0.0168)	(0.0295)	(0.0268)	(0.0154)	(0.0036)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.08%[2]	1.69%	2.99%	2.72%	1.55%	0.36%[2]

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.70%[3]	0.68%	0.66%	0.60%	0.60%	0.60%[3]

Total expenses	1.05%[3]	1.00%	1.00%	1.00%	1.01%	0.81%[3]

Net investment income	0.12%[3]	1.86%	2.94%	2.70%	1.90%	0.55%[3]

Supplemental Data
Net assets, end of period (000)	$19,293	$13,530	$45,924	$13,822	$15,778	$2

1	Commencement of Operations.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	89

Financial Highlights (continued)	New York Money Fund

	Institutional
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31,
		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0035	0.0227	0.0346	0.0314	0.0197	0.0091
Dividends from net investment income	(0.0035)	(0.0227)	(0.0346)	(0.0314)	(0.0197)	(0.0091)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.35%[1]	2.28%	3.51%	3.18%	1.99%	0.92%

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.25%[2]	0.20%	0.20%	0.20%	0.20%	0.19%

Total expenses	0.46%[2]	0.40%	0.41%	0.41%	0.41%	0.40%

Net investment income	0.70%[2]	2.16%	3.45%	3.14%	1.98%	0.90%

Supplemental Data
Net assets, end of period (000)	$388,368	$391,793	$357,803	$313,842	$271,454	$234,346

	Dollar
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31,
		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0022	0.0201	0.0323	0.0289	0.0172	0.0066
Dividends from net investment income	(0.0022)	(0.0201)	(0.0323)	(0.0289)	(0.0172)	(0.0066)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.22%[1]	2.03%	3.26%	2.93%	1.74%	0.67%

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.50%[2]	0.45%	0.45%	0.45%	0.45%	0.44%

Total expenses	0.71%[2]	0.66%	0.66%	0.66%	0.66%	0.65%

Net investment income	0.43%[2]	2.02%	3.21%	2.88%	1.67%	0.67%

Supplemental Data
Net assets, end of period (000)	$6,686	$5,024	$6,514	$6,362	$5,515	$5,059

90	SEMI-ANNUAL REPORT	APRIL 30, 2009

Financial Highlights (continued)	New York Money Fund

	Cash Management
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31,			Period March 3, 2005[3] to October 31, 2005
		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0010	0.0176	0.0296	0.0264	0.0114
Dividends from net investment income	(0.0010)	(0.0176)	(0.0296)	(0.0264)	(0.0114)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.10%[1]	1.77%	3.00%	2.67%	1.14%[1]

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.74%[2]	0.70%	0.70%	0.70%	0.70%[2]

Total expenses	0.96%[2]	0.91%	0.91%	0.91%	0.91%[2]

Net investment income	0.22%[2]	1.70%	2.96%	2.70%	1.80%[2]

Supplemental Data
Net assets, end of period (000)	$12,424	$20,066	$15,062	$9,398	$3,585

	Administration
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31,				Period June 16, 2004[3] to October 31, 2004
		2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0030	0.0216	0.0336	0.0304	0.0187	0.0035
Dividends from net investment income	(0.0030)	(0.0216)	(0.0336)	(0.0304)	(0.0187)	(0.0035)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.30%[1]	2.18%	3.41%	3.08%	1.89%	0.35%[1]

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.35%[2]	0.30%	0.30%	0.30%	0.30%	0.30%[2]

Total expenses	0.56%[2]	0.51%	0.51%	0.51%	0.51%	0.51%[2]

Net investment income	0.60%[2]	2.18%	3.35%	3.04%	1.84%	0.94%[2]

Supplemental Data
Net assets, end of period (000)	$12,908	$15,587	$13,158	$16,125	$16,394	$21,890

1	Aggregate total investment return.

2	Annualized.

3	Commencement of Operations.

SEMI-ANNUAL REPORT	APRIL 30, 2009	91

Financial Highlights (continued)	New York Money Fund

	Select
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31,
		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0005	0.0146	0.0266	0.0234	0.0117	0.0024
Dividends from net investment income	(0.0005)	(0.0146)	(0.0266)	(0.0234)	(0.0117)	(0.0024)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.05%[1]	1.47%	2.69%	2.36%	1.18%	0.24%

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.85%[2]	1.00%	1.00%	1.00%	1.00%	0.82%

Total expenses	1.31%[2]	1.25%	1.26%	1.26%	1.21%	1.20%

Net investment income	0.11%[2]	1.40%	2.66%	2.33%	1.35%	0.21%

Supplemental Data
Net assets, end of period (000)	$5,377	$6,173	$6,255	$2,686	$3,831	$1,420

	Private Client
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31,				Period March 26, 2004[3] to October 31, 2004
		2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0011	0.0178	0.0300	0.0274	0.0152	0.0030
Dividends from net investment income	(0.0011)	(0.0178)	(0.0300)	(0.0274)	(0.0152)	(0.0030)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.11%[1]	1.79%	3.05%	2.77%	1.54%	0.30%[1]

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.72%[2]	0.68%	0.66%	0.60%	0.64%	0.68%[2]

Total expenses	1.31%[2]	1.25%	1.26%	1.26%	1.26%	0.92%[2]

Net investment income	0.23%[2]	1.68%	3.00%	2.75%	1.58%	0.56%[2]

Supplemental Data
Net assets, end of period (000)	$12,947	$13,877	$175,446	$138,323	$111,739	$53,933

92	SEMI-ANNUAL REPORT	APRIL 30, 2009

Financial Highlights (concluded)	New York Money Fund

	Premier
	Six Months Ended April 30, 2009	Year Ended October 31,				Period March 26, 2004[3] to October 31, 2004
	(Unaudited)	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0011	0.0178	0.0300	0.0274	0.0154	0.0034
Dividends from net investment income	(0.0011)	(0.0178)	(0.0300)	(0.0274)	(0.0154)	(0.0034)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.11%[1]	1.79%	3.05%	2.77%	1.56%	0.34%[1]

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.72%[2]	0.68%	0.68%	0.60%	0.61%	0.59%[2]

Total expenses	1.06%[2]	1.01%	1.01%	1.01%	1.02%	0.80%[2]

Net investment income	0.20%[2]	2.18%	3.01%	2.72%	1.82%	0.55%[2]

Supplemental Data
Net assets, end of period (000)	$3,980	$2,387	$14,221	$8,339	$5,774	$2

1	Aggregate total investment return.

2	Annualized.

3	Commencement of Operations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	93

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock Liquidity Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The financial statements and these accompanying notes relate to the Trust’s ten Funds: Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund and New York Money Fund (each a “Fund” and together, the “Funds”). The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

Each Fund may offer several classes of shares although certain share classes may not be outstanding at report date. Each Fund offers the following classes of shares: Institutional Shares, Dollar Shares, Cash Management Shares, Cash Reserve Shares, Administration Shares, Select Shares, Private Client Shares, Premier Shares and Premier Choice Shares. TempFund, T-Fund and MuniFund also offer Plus Shares. FedFund, TempCash and MuniCash also offer Cash Plus Shares. California Money Fund and New York Money Fund also offer Plus Shares and Cash Plus Shares. As of April 30, 2009, no Plus Shares, Cash Plus Shares, or Premier Choice Shares were outstanding.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments: The Funds’ securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security.

Repurchase Agreements: The Funds may invest in US government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by each Fund’s custodian. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and cost in liquidating the collateral.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income is recognized on the accrual method. The Funds amortize all premiums and discounts on debt securities. Income and realized gains and losses of the Funds are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend date.

Income Taxes: It is each Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US Federal income tax returns remains open for the four years ended October 31, 2008. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Funds’ financial statement disclosures is currently being assessed.

Other: Expenses directly related to one of the Funds or classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of a Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

Pursuant to agreements between the Trust and BlackRock Institutional Management Corporation (“BIMC“ or ”Advisor“), an indirect wholly owned subsidiary of BlackRock, Inc. (”BlackRock“), BIMC provides both investment advisory and administration services to the Trust. PFPC Trust Company (“PTC”), an indirect, wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”), is the Trust’s custodian and PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”), an indirect, wholly owned subsidiary of PNC, is the Trust’s transfer agent and sub-administrator. PNC and Bank of America Corporation (”BAC“) are the largest stockholders of BlackRock. BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (”Merrill Lynch“) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Funds under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

94	SEMI-ANNUAL REPORT	APRIL 30, 2009

Notes to Financial Statements (continued)

The Trust has entered into a management agreement with BIMC under which it provides certain advisory, administration and accounting services to the Funds. BIMC has entered into a sub-administration agreement with PNCGIS under which PNCGIS provides certain administration services with respect to the Trust.

For the management and administration services provided and expenses assumed by it under the management agreement, BIMC is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund

Calculation A	Calculation B
Management Fee

.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

The management fee is equal to calculation A plus calculation B.

*	Based on the combined average net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
**	Based on the average net assets of each Fund.

TempCash, MuniCash and MuniFund

Management Fee
.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess of $7 billion.

TempFund
Management Fee	.350% of the first $1 billion.
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.180% of the next $1 billion
.175% of the next $1 billion
.170% of amounts in excess of $8 billion.

California Money Fund and New York Money Fund
Management Fee	.375% of the first $1 billion
.350% of the next $1 billion
.325% of the next $1 billion
.300% of amounts in excess of $3 billion.

Until March 1, 2010, BIMC, as investment advisor and administrator, has contractually agreed to reduce its fees and reimburse expenses to ensure that the combined “Management Fees” and “Miscellaneous Expenses”, excluding service fees, distribution fees and any extraordinary expenses, do not exceed 0.18% of the average daily net assets of TempCash and TempFund and 0.20% of the average daily net assets of Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund and New York Money Fund. Any fees waived by BIMC with respect to a particular fiscal year are not recoverable.

In addition, BlackRock Investments, LLC (“BIL”) has contractually agreed to waive service and distribution fees until March 1, 2010 so that the Select Shares, Private Client Shares, Premier Shares and Premier Choice Shares net annual fund operating expenses, excluding extraordinary expenses, do not exceed 1.00%, 0.68%, 0.68% and 0.45%, respectively.

BIMC and BIL have also voluntarily agreed to waive, management, service and distribution fees to enable certain Fund’s share classes to maintain a minimum daily net investment income dividend. These amounts are reported in the Statements of Operations as management fees waived and service and distribution fees waived. BIMC and BIL may discontinue the voluntary waiver at any time.

The Trust, on behalf of the Funds, has entered into a separate Distribution Agreement and Distribution Plans with BIL, an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan, the Premier Choice Shares Distribution Plan, the Private Client Shares Distribution Plan and the Premier Shares Distribution Plan, the Trust may pay its distributor a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of BIMC, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Dollar, Cash Management, Cash Reserve, Administration, Select, Premier Choice, Private Client and Premier Share classes are currently paying fees to service organizations, which may include affiliates of BIMC. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fee[1]	Distribution Fee [1]
Dollar	0.25%	—
Cash Management	0.50%	—
Cash Reserve	0.40%	—
Administration	0.10%	—
Select	0.50%	0.35%
Premier Choice	0.40%	0.10%
Private Client	0.50%	0.35%
Premier	0.50%	0.10%

(1)	Due to certain contractual and voluntary waivers the above stated rates may be reduced.

SEMI-ANNUAL REPORT	APRIL 30, 2009	95

Notes to Financial Statements (continued)

For the six months ended April 30, 2009, the following charts show the various types of class-specific expenses borne directly by each class of each Fund and any associated waivers or reimbursements of those expenses.

Service and Distribution Fees	Share Classes
	Dollar	Cash Management	Cash Reserve	Administration	Select	Premier Choice	Private Client	Premier	Total
Federal Trust Fund	$230,077	$—	$—	$—	$—	$—	$—	$—	$230,077
FedFund	1,458,463	61,334	8,189	69,586	756,070	1	380,785	386,400	3,120,828
TempCash	1,274,026	109	—	27,308	—	—	—	—	1,301,443
TempFund	7,996,142	2,675,226	21,728	1,114,525	3,906,216	1	502,653	1,077,572	17,294,063
T-Fund	865,495	1,290,890	—	20,009	1,301,151	—	1,337	546,913	4,025,795
Treasury Trust Fund	463,787	239,601	—	87,763	—	—	—	—	791,151
MuniCash	115,121	—	—	—	—	—	—	—	115,121
MuniFund	296,117	304,527	—	311,958	129,811	1	98,996	604,409	1,745,819
California Money Fund	18,363	54	—	1,527	181,858	1	78,137	56,090	336,030
New York Money Fund	9,442	48,780	—	7,153	24,653	1	58,604	11,903	160,536

Service and Distribution Fees Waived	Share Classes
	Dollar	Cash Management	Administration	Select	Premier Choice	Private Client	Premier	Total
FedFund	$547	$7,505	$—	$279,190	$—	$185,140	$113,457	$585,839
TempFund	—	—	—	411,633	—	206,974	179,594	798,201
T-Fund	—	830,811	3,320	1,121,860	—	1,122	429,010	2,386,123
Treasury Trust Fund	—	153,197	29,376	—	—	—	—	182,573
MuniFund	—	—	—	16,493	—	43,112	121,092	180,697
California Money Fund	—	—	—	67,953	1	36,479	14,029	118,462
New York Money Fund	—	1,213	—	7,176	1	26,202	2,596	37,188

In return for custody services provided by PTC, the Trust pays PTC a fee, computed daily and payable monthly. The fee is based upon an annualized percentage of the average net assets of each Fund as follows: 0.0075% of the first $400 million, 0.005% of the next $1.6 billion and 0.002% of the average net assets in excess of $2 billion.

The Funds may also pay certain out-of-pocket expenses and unfunded subscription charges that are charged by PTC.

Pursuant to the Trust’s operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances, which are included on the Statements of Operations as fees paid indirectly.

Pursuant to the Transfer Agent Agreement, PNCGIS serves as the transfer and dividend disbursing agent for the Funds. For its services, PNCGIS receives an annual fee of $1,750,000 for the first 40 share classes of the Trust plus $50,000 for each additional share class beyond the first 40, plus transaction fees, per account fees and disbursements.

For the six months ended April 30, 2009, the Funds paid to affiliates the following fees in return for distribution and sales support services:

Federal Trust Fund	$—
FedFund	1,329,981
TempCash	55,096
TempFund	7,621,776
T-Fund	196,402
Treasury Trust Fund	221,056
MuniCash	4,606
MuniFund	420,446
California Money Fund	1,524
New York Money Fund	7,137

The Funds may receive earnings credits related to cash balances in accounts maintained with PNCGIS which are shown on the Statements of Operations as fees paid indirectly.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Advisor for compensation paid to the Trust’s Chief Compliance Officer.

96	SEMI-ANNUAL REPORT	APRIL 30, 2009

Notes to Financial Statements (continued)

3. Capital Loss Carryforward

As of October 31, 2008, capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Expiring October 31,
	2013	2016	Total
TempCash	$1,439,201	$—	$1,439,201
TempFund	3,440,833	2,492,321	5,933,154
MuniFund	—	3,654	3,654

4. Concentration, Market and Credit Risk:

The California Money Fund and New York Money Fund invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Funds’ Statements of Assets and Liabilities.

5. Capital Shares Transactions:

The Trust’s Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

The number of shares sold, reinvested and redeemed correspond to the net proceeds from sale of shares, reinvestment of dividends and cost of shares redeemed, respectively, since shares are redeemed at $1.00 per share.

Transactions in shares for each period were as follows:

	Six Months Ended April 30, 2009	Year Ended October 31, 2008
Federal Trust Fund
Institutional
Shares sold	521,558,495	1,412,633,912
Shares issued in reinvestment of dividends	738,404	3,353,388

Total issued	522,296,899	1,415,987,300
Shares redeemed	(487,670,255)	(1,433,099,058)

Net increase (decrease)	34,626,644	(17,111,758)

Dollar
Shares sold	236,494,060	160,416,078
Shares redeemed	(204,010,419)	(34,880,338)

Net increase	32,483,641	125,535,740

Administration
Shares sold	14,785	78,527,721
Shares redeemed	—	(112,206,045)

Net increase (decrease)	14,785	(33,678,324)

FedFund
Institutional
Shares sold	59,639,912,288	79,057,334,178
Shares issued in reinvestment of dividends	23,760,010	127,519,479

Total issued	59,663,672,298	79,184,853,657
Shares redeemed	(54,747,528,348)	(73,468,195,640)

Net increase	4,916,143,950	5,716,658,017

Dollar
Shares sold	10,356,330,548	14,650,787,767
Shares issued in reinvestment of dividends	47,552	560,995

Total issued	10,356,378,100	14,651,348,762
Shares redeemed	(10,320,781,442)	(14,186,325,328)

Net increase	35,596,658	465,023,434

Cash Management
Shares sold	55,233	25,065,185
Shares redeemed	(475,886)	(8,000)

Net increase (decrease)	(420,653)	25,057,185

Cash Reserve
Shares sold	8,655,147	46,148,124
Shares issued in reinvestment of dividends	7,217	63,943

Total issued	8,662,364	46,212,067
Shares redeemed	(7,813,364)	(43,058,075)

Net increase	849,000	3,153,992

SEMI-ANNUAL REPORT	APRIL 30, 2009	97

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2009	Year Ended October 31, 2008
FedFund (concluded)
Administration
Shares sold	149,616,350	132,770,877
Shares issued in reinvestment of dividends	153,623	919,311

Total issued	149,769,973	133,690,188
Shares redeemed	(112,374,935)	(40,849,055)

Net increase	37,395,038	92,841,133

Select
Shares sold	256,149,409	371,520,104
Shares issued in reinvestment of dividends	122,789	2,924,514

Total issued	256,272,198	374,444,618
Shares redeemed	(231,825,393)	(306,592,084)

Net increase	24,446,805	67,852,534

Premier Choice
Shares sold	—	1
Shares issued in reinvestment of dividends	2	60

Total issued	2	61
Shares redeemed	(2,303)	(2)

Net increase (decrease)	(2,301)	59

Private Client
Shares sold	33,057,096	961,841,150
Shares issued in reinvestment of dividends	132,481	20,413,884

Total issued	33,189,577	982,255,034
Shares redeemed	(68,282,156)	(1,648,679,091)

Net decrease	(35,092,579)	(666,424,057)

Premier
Shares sold	332,415,197	429,146,939
Shares issued in reinvestment of dividends	127,985	3,425,886

Total issued	332,543,182	432,572,825
Shares redeemed	(307,830,089)	(434,424,099)

Net increase (decrease)	24,713,093	(1,851,274)

TempCash
Institutional
Shares sold	41,077,320,276	184,415,331,170
Shares issued in reinvestment of dividends	21,671,871	184,360,451

Total issued	41,098,992,147	184,599,691,621
Shares redeemed	(38,221,475,564)	(189,947,768,587)

Net increase (decrease)	2,877,516,583	(5,348,076,966)

Dollar
Shares sold	466,477,526	1,959,475,970
Shares issued in reinvestment of dividends	5,040,391	29,310,966

Total issued	471,517,917	1,988,786,936
Shares redeemed	(460,925,200)	(1,981,439,443)

Net increase	10,592,717	7,347,493

Cash Management
Shares sold	478,586	1,097,852
Shares issued in reinvestment of dividends	294	4,418

Total issued	478,880	1,102,270
Shares redeemed	(553,752)	(1,223,548)

Net decrease	(74,872)	(121,278)

Administration
Shares sold	14,605,580	168,940,908
Shares issued in reinvestment of dividends	343,667	1,075,553

Total issued	14,949,247	170,016,461
Shares redeemed	(7,417,347)	(119,976,184)

Net increase	7,531,900	50,040,277

TempFund
Institutional
Shares sold	275,709,886,722	721,474,118,376
Shares issued in reinvestment of dividends	202,552,491	850,361,820

Total issued	275,912,439,213	722,324,480,196
Shares redeemed	(258,934,444,624)	(729,175,224,402)

Net increase (decrease)	16,977,994,589	(6,850,744,206)

Dollar
Shares sold	28,242,544,407	53,588,381,827
Shares issued in reinvestment of dividends	1,263,253	11,988,862

Total issued	28,243,807,660	53,600,370,689
Shares redeemed	(28,661,168,737)	(53,360,866,306)

Net increase (decrease)	(417,361,077)	239,504,383

Cash Management
Shares sold	1,679,255,355	3,499,675,768
Shares issued in reinvestment of dividends	2,173,530	11,515,274

Total issued	1,681,428,885	3,511,191,042
Shares redeemed	(1,805,376,650)	(3,079,610,503)

Net increase (decrease)	(123,947,765)	431,580,539

98	SEMI-ANNUAL REPORT	APRIL 30, 2009

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2009	Year Ended October 31, 2008
TempFund (concluded)
Cash Reserve
Shares sold	2,469,404	6,415,395
Shares issued in reinvestment of dividends	22,638	161,016

Total issued	2,492,042	6,576,411
Shares redeemed	(2,305,053)	(8,233,782)

Net increase (decrease)	186,989	(1,657,371)

Administration
Shares sold	1,468,488,793	2,233,271,356
Shares issued in reinvestment of dividends	2,534,953	13,208,205

Total issued	1,471,023,746	2,246,479,561
Shares redeemed	(1,347,623,736)	(2,008,739,488)

Net increase	123,400,010	237,740,073

Select
Shares sold	263,559,478	875,710,194
Shares issued in reinvestment of dividends	2,857,809	24,864,404

Total issued	266,417,287	900,574,598
Shares redeemed	(276,099,414)	(866,055,910)

Net increase (decrease)	(9,682,127)	34,518,688

Premier Choice
Shares sold	—	2,000
Shares issued in reinvestment of dividends	4	34

Total issued	4	2,034
Shares redeemed	(2,038)	—

Net increase (decrease)	(2,034)	2,034

Private Client
Shares sold	43,559,506	1,179,857,012
Shares issued in reinvestment of dividends	586,323	41,453,182

Total issued	44,145,829	1,221,310,194
Shares redeemed	(107,618,778)	(2,638,695,562)

Net decrease	(63,472,949)	(1,417,385,368)

Premier
Shares sold	344,918,529	893,227,246
Shares issued in reinvestment of dividends	1,598,644	14,984,460

Total issued	346,517,173	908,211,706
Shares redeemed	(356,397,628)	(1,078,872,949)

Net decrease	(9,880,455)	(170,661,243)

T-Fund
Institutional
Shares sold	24,498,543,057	93,029,708,312
Shares issued in reinvestment of dividends and distributions	8,289,634	81,827,689

Total issued	24,506,832,691	93,111,536,001
Shares redeemed	(35,719,726,785)	(80,969,211,548)

Net increase (decrease)	(11,212,894,094)	12,142,324,453

Dollar
Shares sold	2,021,812,803	9,038,972,427
Shares issued in reinvestment of dividends and distributions	8,317	1,762,579

Total issued	2,021,821,120	9,040,735,006
Shares redeemed	(2,621,208,118)	(8,843,216,369)

Net increase (decrease)	(599,386,998)	197,518,637

Cash Management
Shares sold	475,414,344	1,766,282,201
Shares issued in reinvestment of dividends and distributions	2,154	389,045

Total issued	475,416,498	1,766,671,246
Shares redeemed	(501,459,738)	(1,775,569,076)

Net decrease	(26,043,240)	(8,897,830)

Administration
Shares sold	328,297,602	709,619,340
Shares issued in reinvestment of dividends and distributions	21,148	1,403,178

Total issued	328,318,750	711,022,518
Shares redeemed	(332,792,291)	(750,795,309)

Net decrease	(4,473,541)	(39,772,791)

Select
Shares sold	270,796,914	309,825,317
Shares issued in reinvestment of dividends and distributions	103,272	280,941

Total issued	270,900,186	310,106,258
Shares redeemed	(172,580,259)	(91,337,298)

Net increase	98,319,927	218,768,960

Premier Choice
Shares sold	—	2
Shares issued in reinvestment of dividends and distributions	—	10

Total issued	—	12
Shares redeemed	(513)	(1)

Net increase (decrease)	(513)	11

SEMI-ANNUAL REPORT	APRIL 30, 2009	99

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2009	Year Ended October 31, 2008
T-Fund (concluded)
Private Client
Shares sold	52,011	95,324,135
Shares issued in reinvestment of dividends and distributions	166	263,281

Total issued	52,177	95,587,416
Shares redeemed	(271,298)	(95,127,863)

Net increase (decrease)	(219,121)	459,553

Premier
Shares sold	210,521,868	1,068,599,351
Shares issued in reinvestment of dividends and distributions	79,812	1,617,529

Total issued	210,601,680	1,070,216,880
Shares redeemed	(249,091,405)	(881,000,860)

Net increase (decrease)	(38,489,725)	189,216,020

Treasury Trust Fund
Institutional
Shares sold	6,944,581,200	27,371,400,838
Shares issued in reinvestment of dividends and distributions	2,650,433	24,011,033

Total issued	6,947,231,633	27,395,411,871
Shares redeemed	(10,030,123,838)	(23,097,095,356)

Net increase (decrease)	(3,082,892,205)	4,298,316,515

Dollar
Shares sold	682,367,464	4,050,944,773
Shares issued in reinvestment of dividends and distributions	92,400	2,782,386

Total issued	682,459,864	4,053,727,159
Shares redeemed	(1,190,291,167)	(3,594,255,472)

Net increase (decrease)	(507,831,303)	459,471,687

Cash Management
Shares sold	79,435,793	489,345,295
Shares issued in reinvestment of dividends and distributions	1,873	55,977

Total issued	79,437,666	489,401,272
Shares redeemed	(139,684,262)	(434,261,764)

Net increase (decrease)	(60,246,596)	55,139,508

Administration
Shares sold	73,819,616	491,990,851
Shares issued in reinvestment of dividends and distributions	12,179	13,712

Total issued	73,831,795	492,004,563
Shares redeemed	(159,666,779)	(354,675,766)

Net increase (decrease)	(85,834,984)	137,328,797

MuniCash
Institutional
Shares sold	999,570,752	7,042,368,123
Shares issued in reinvestment of dividends	401,356	4,066,570

Total issued	999,972,108	7,046,434,693
Shares redeemed	(991,778,572)	(7,506,742,426)

Net increase (decrease)	8,193,536	(460,307,733)

Dollar
Shares sold	141,503,476	426,326,753
Shares issued in reinvestment of dividends	317,341	1,815,415

Total issued	141,820,817	428,142,168
Shares redeemed	(130,766,215)	(423,950,727)

Net increase	11,054,602	4,191,441

Cash Reserve
Shares issued in reinvestment of dividends	—	49
Shares redeemed	—	(10,138)

Net increase (decrease)	—	(10,089)

Administration
Shares sold	—	94,071
Shares issued in reinvestment of dividends	—	1,373

Total issued	—	95,444
Shares redeemed	—	(353,026)

Net increase (decrease)	—	(257,582)

MuniFund
Institutional
Shares sold	6,362,794,765	17,929,825,791
Shares issued in reinvestment of dividends	7,146,925	34,275,232

Total issued	6,369,941,690	17,964,101,023
Shares redeemed	(5,234,380,005)	(17,446,084,102)

Net increase	1,135,561,685	518,016,921

Dollar
Shares sold	900,314,653	1,592,269,711
Shares issued in reinvestment of dividends	4,102	78,903

Total issued	900,318,755	1,592,348,614
Shares redeemed	(791,102,551)	(1,604,779,332)

Net increase (decrease)	109,216,204	(12,430,718)

100	SEMI-ANNUAL REPORT	APRIL 30, 2009

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2009	Year Ended October 31, 2008
MuniFund (concluded)
Cash Management
Shares sold	49,146,833	441,347,734
Shares issued in reinvestment of dividends	27,267	139,950

Total issued	49,174,100	441,487,684
Shares redeemed	(71,398,934)	(349,982,370)

Net increase (decrease)	(22,224,834)	91,505,314

Administration
Shares sold	565,908,664	1,134,047,567
Shares issued in reinvestment of dividends	—	1,599

Total issued	565,908,664	1,134,049,166
Shares redeemed	(540,939,263)	(966,197,298)

Net increase	24,969,401	167,851,868

Select
Shares sold	29,414,253	263,582,876
Shares issued in reinvestment of dividends	24,374	551,945

Total issued	29,438,627	264,134,821
Shares redeemed	(19,729,367)	(277,104,408)

Net increase (decrease)	9,709,260	(12,969,587)

Premier Choice
Shares issued in reinvestment of dividends	2	52
Shares redeemed	(2,322)	—

Net increase (decrease)	(2,320)	52

Private Client
Shares sold	24,348,715	1,853,338,510
Shares issued in reinvestment of dividends	54,860	5,251,533

Total issued	24,403,575	1,858,590,043
Shares redeemed	(36,207,802)	(2,122,684,946)

Net decrease	(11,804,227)	(264,094,903)

Premier
Shares sold	287,560,612	2,217,554,868
Shares issued in reinvestment of dividends	424,048	4,758,066

Total issued	287,984,660	2,222,312,934
Shares redeemed	(259,098,977)	(2,351,640,899)

Net increase (decrease)	28,885,683	(129,327,965)

California Money Fund
Institutional
Shares sold	1,484,398,805	4,410,816,255
Shares issued in reinvestment of dividends	243,153	2,958,238

Total issued	1,484,641,958	4,413,774,493
Shares redeemed	(1,567,380,643)	(4,522,858,065)

Net decrease	(82,738,685)	(109,083,572)

Dollar
Shares sold	93,620,504	234,239,003
Shares issued in reinvestment of dividends	10,237	283,295

Total issued	93,630,741	234,522,298
Shares redeemed	(79,605,587)	(272,341,271)

Net increase (decrease)	14,025,154	(37,818,973)

Cash Management
Shares sold	52,497	87,093
Shares issued in reinvestment of dividends	25	220,897

Total issued	52,522	307,990
Shares redeemed	(108,437)	(21,532,583)

Net decrease	(55,915)	(21,224,593)

Administration
Shares sold	2,763,911	7,605,228
Shares redeemed	(2,347,194)	(12,159,115)

Net increase (decrease)	416,717	(4,553,887)

Select
Shares sold	28,135,977	211,508,539
Shares issued in reinvestment of dividends	19,202	554,948

Total issued	28,155,179	212,063,487
Shares redeemed	(35,381,880)	(204,372,635)

Net increase (decrease)	(7,226,701)	7,690,852

Premier Choice
Shares sold	—	1
Shares issued in reinvestment of dividends	1	43

Total issued	1	44
Shares redeemed	(2,154)	(102)

Net decrease	(2,153)	(58)

Private Client
Shares sold	9,286,643	2,026,470,555
Shares issued in reinvestment of dividends	18,275	3,539,877

Total issued	9,304,918	2,030,010,432
Shares redeemed	(18,898,038)	(2,201,635,918)

Net decrease	(9,593,120)	(171,625,486)

SEMI-ANNUAL REPORT	APRIL 30, 2009	101

Notes to Financial Statements (concluded)

	Six Months Ended April 30, 2009	Year Ended October 31, 2008
California Money Fund (concluded)
Premier
Shares sold	49,673,554	236,294,729
Shares issued in reinvestment of dividends	11,388	427,427

Total issued	49,684,942	236,722,156
Shares redeemed	(43,924,113)	(269,121,633)

Net increase (decrease)	5,760,829	(32,399,477)

New York Money Fund
Institutional
Shares sold	937,391,411	2,513,067,003
Shares issued in reinvestment of dividends	266,808	2,086,145

Total issued	937,658,219	2,515,153,148
Shares redeemed	(941,093,369)	(2,481,265,763)

Net increase (decrease)	(3,435,150)	33,887,385

Dollar
Shares sold	9,092,604	9,379,389
Shares issued in reinvestment of dividends	16,143	123,987

Total issued	9,108,747	9,503,376
Shares redeemed	(7,447,103)	(10,994,523)

Net increase (decrease)	1,661,644	(1,491,147)

Cash Management
Shares sold	17,182,074	105,000,472
Shares redeemed	(24,824,150)	(100,003,872)

Net increase (decrease)	(7,642,076)	4,996,600

Administration
Shares sold	8,886,516	12,210,584
Shares redeemed	(11,565,531)	(9,785,037)

Net increase (decrease)	(2,679,015)	2,425,547

Select
Shares sold	4,855,700	30,129,602
Shares issued in reinvestment of dividends	3,199	114,364

Total issued	4,858,899	30,243,966
Shares redeemed	(5,654,594)	(30,327,264)

Net decrease	(795,695)	(83,298)

Premier Choice
Shares sold	—	398
Shares issued in reinvestment of dividends	2	1,902

Total issued	2	2,300
Shares redeemed	(2,257)	(641,144)

Net decrease	(2,255)	(638,844)

New York Money Fund (concluded)
Private Client
Shares sold	20,200,013	1,138,421,892
Shares issued in reinvestment of dividends	16,120	2,768,120

Total issued	20,216,133	1,141,190,012
Shares redeemed	(21,146,698)	(1,302,662,782)

Net decrease	(930,565)	(161,472,770)

Premier
Shares sold	5,779,459	76,990,279
Shares issued in reinvestment of dividends	4,037	134,140

Total issued	5,783,496	77,124,419
Shares redeemed	(4,186,233)	(88,959,023)

Net increase (decrease)	1,597,263	(11,834,604)

6. Federal Insurance:

The Funds participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”). As a result of the Funds’ participation in the Program, in the event the Funds’ net asset value falls below $0.995 per share, shareholders in the Funds will have federal insurance of $1.00 per share up to the lesser of a shareholders’ balance in the Funds as of the close of business on September 19, 2008, or the remaining balances of such shareholder accounts as of the date the guarantee is triggered. Any increase in the number of shares in a shareholder’s balance after the close of business on September 19, 2008 and any future investments after a shareholder has closed their account will not be guaranteed. As a participant of the program, which expires September 18, 2009, the Funds paid a participation fee of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.015% for the period December 19, 2008 through April 30, 2009 of the Funds’ shares outstanding value as of September 19, 2008. The program has been extended through September 18, 2009 and all of the Funds, except T-Fund and Treasury Trust Fund, have opted to participate in the extension period and paid an additional fee of 0.015% of the Fund’s net asset value as of September 19, 2008, for the period May 1, 2009 through September 18, 2009. The participation fee for six months ended April 30, 2009 is included in Federal insurance on the Statements of Operations. These fees are not ordinary expenses and are not covered by the contractual agreement to reduce fees and reimburse expenses.

102	SEMI-ANNUAL REPORT	APRIL 30, 2009

Officers and Trustees

David O. Beim, Trustee

Richard S. Davis, Trustee

Ronald W. Forbes, Trustee

Henry Gabbay, Trustee

Dr. Matina Horner, Trustee

Rodney D. Johnson, Trustee

Herbert I. London, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Jr., Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

Donald C. Burke, Trust President and Chief Executive Officer

Anne F. Ackerley, Vice President

Neal J. Andrews, Chief Financial Officer of the Funds

Jay M. Fife, Treasurer

Brian P. Kindelan, Chief Compliance Officer

Howard Surloff, Secretary

Investment Advisor and Administrator

BlackRock Institutional Management Corporation

Wilmington, DE 19809

Sub-Administrator and Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Custodian

PFPC Trust Company

Philadelphia, PA 19153

Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

SEMI-ANNUAL REPORT	APRIL 30, 2009	103

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website.

Availability of Proxy Voting Policies and Procedures

The Trust has delegated proxy voting responsibilities to BlackRock, subject to the general oversight of the Trust’s Board of Trustees. A description of the policies and procedures that BlackRock uses to determine how to vote proxies relating to Fund securities is available without charge, upon request, by calling 1-800-821-7432, or on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Trust’s voting securities (if any) were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling 1-800-821-7432 or on the website of the Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Trust files its complete schedule of Fund holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Forms N-Q may also be obtained, upon request, by calling 1-800-821-7432.

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each Fund of the Trust, which contain information concerning the investment policies of the Funds as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

104	SEMI-ANNUAL REPORT	APRIL 30, 2009

[THIS PAGE INTENTIONALLY LEFT BLANK.]

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[THIS PAGE INTENTIONALLY LEFT BLANK.]

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency other than with respect to each Fund’s participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds disclosed in this semi-annual report. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 821-7432. The Funds’ current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BRLF-SA-001-2009

Item 2	–	Code of Ethics – Not Applicable to this semi-annual report

Item 3	–	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4	–	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–

Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

11(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

12(a)(1)	–	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2)	–	Certifications – Attached hereto

12(a)(3)	–	Not Applicable

12(b)	–	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of BlackRock Liquidity Funds

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Liquidity Funds

Date: June 19, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Liquidity Funds

Date: June 19, 2009